Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 89.35%

Corporate-Backed 7.63%

Downtown Doral CDD†	3.875%		12/15/2023	NR	$250	$252,550
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+	2,250	2,277,023
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B+	1,705	1,723,244
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,400	1,419,040
Mobile IDB - AL Power	2.90	%#(a)	7/15/2034	A1	20,000	20,813,800
Montgomery Co IDA - Peco Generation	2.50	%#(a)	10/1/2030	BBB+	11,875	11,918,581
Montgomery Co IDA - Peco Generation	2.55	%#(a)	6/1/2029	BBB+	5,000	5,022,450
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	11,310	11,678,932
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-	5,000	5,185,250
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750	774,315
OR Bus Dev Comn - Intel Corp	2.40	%#(a)	12/1/2040	A+	10,500	10,794,945
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	8,500	8,966,395
Tuscaloosa IDA - Hunt Refining Proj†	4.50%		5/1/2032	NR	6,475	6,998,180
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,519,300
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	4,250	4,381,197
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	2,260,580
Total						104,985,782

Education 4.03%

CA Muni Fin Auth- William Jessup U	5.00%		8/1/2020	NR	400	411,712
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2022	NR	750	802,253
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,260,900
Cap Trust Ed Facs - Renaissance CharterAdvantage Academy of Hillsborough Inc†	4.00%		6/15/2029	NR	1,415	1,435,588
Chicago Brd Ed	5.00%		12/1/2019	B+	1,210	1,224,907
Chicago Brd Ed	5.00%		12/1/2022	B+	1,000	1,069,620
Curators Univ Sys	5.00%		11/1/2019	AA+	5,000	5,061,400
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2021	BBB-	365	382,699
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2022	BBB-	355	381,717
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2023	BBB-	410	451,098
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2024	BBB-	640	718,701
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2025	BBB-	675	772,018
IL Fin Auth - Noble Chtr Sch	4.00%		9/1/2019	BBB	875	877,424
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2019	NR	225	226,602
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR	1,535	1,709,775
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,144,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

OH HI Ed - Case Western Univ	2.121% (1 Mo. LIBOR * .70 + .42	%)#	10/1/2044	AA-	$8,000	$7,991,760
Texas A&M Univ	5.00%		5/15/2023	AAA	11,355	12,915,177
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3	445	477,196
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000	1,104,980
Univ of North Carolina - Chapel Hill	1.985% (1 Mo. LIBOR * .67 + .35	%)#	12/1/2041	AAA	10,000	10,001,900
Total						55,422,027

ENERGY 0.60%

PEFA Gas	5.00	%#(a)	9/1/2049	A3	7,000	8,257,830

General Obligation 17.67%

CA State GO	2.401% (1 Mo. LIBOR * .70 + .70	%)#	12/1/2028	AA-	8,000	8,025,360
CA State GO	2.461% (1 Mo. LIBOR * .70 + .76	%)#	12/1/2031	AA-	2,000	2,010,460
CA State GO	5.00%		9/1/2020	AA-	10,000	10,446,100
Chicago Brd Ed	4.00%		12/1/2020	B+	3,000	3,067,710
Chicago Brd Ed	4.00%		12/1/2021	B+	4,750	4,889,745
Chicago Brd Ed	4.00%		12/1/2021	B+	3,400	3,500,028
Chicago Brd Ed	4.00%		12/1/2022	B+	4,000	4,135,320
Chicago Brd Ed	4.00%		12/1/2022	B+	3,555	3,675,266
Chicago Brd Ed	5.00%		12/1/2022	B+	3,670	3,925,505
Chicago Brd Ed	5.00%		12/1/2023	B+	3,330	3,623,173
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,692,768
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,339,444
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,856,891
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,574,950
Cook Co GO	5.25%		11/15/2033	AA-	6,525	6,800,877
CT State GO	5.00%		8/15/2021	A1	5,000	5,372,650
CT State GO	5.00%		6/15/2022	A1	3,250	3,578,640
CT State GO	5.00%		11/1/2022	A1	7,700	8,307,530
CT State GO	5.00%		4/15/2025	A1	7,000	8,257,410
CT State GO	5.00%		10/15/2026	A1	5,000	6,068,250
Fall River GO	3.50%		2/7/2020	NR	20,000	20,257,200
Hammond Local Pub Imp	3.10%		12/31/2019	NR	3,290	3,307,174
HI State GO	5.00%		11/1/2021	AA+	5,000	5,426,900
IL State GO	5.00%		8/1/2020	BBB-	14,430	14,939,090
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,144,090
IL State GO	5.00%		11/1/2023	BBB-	10,000	11,116,900
IL State GO	5.00%		11/1/2026	BBB-	5,240	6,019,974
IL State GO	5.25%		2/1/2030	BBB-	3,000	3,304,890
IL State GO	5.25%		2/1/2032	BBB-	10,000	10,958,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

New Caney ISD	3.00	%#(a)	2/15/2050	Aaa		$5,000	$5,144,500
NJ EDA - Motor Vehicle Surcharge Sub Rev		4.00%	7/1/2022	BBB+		3,500	3,697,715
NYC GO		5.00%	8/1/2021	Aa1		7,410	7,974,642
NYC GO		5.00%	8/1/2022	Aa1		3,200	3,558,432
PA State GO(b)		5.00%	7/15/2029	Aa3		10,000	12,750,000
Philadelphia Sch Dist (The)		5.00%	9/1/2020	A2		2,500	2,596,400
Philadelphia Sch Dist (The)		5.00%	9/1/2021	A2		930	995,993
Philadelphia Sch Dist (The)		5.00%	9/1/2022	A2		550	606,342
Philadelphia Sch Dist (The)		5.00%	9/1/2023	A2		500	564,715
Prince Georges Co GO		4.00%	8/1/2031	AAA		7,690	8,352,570
Rangely CO Hosp Dist		4.50%	11/1/2021	Baa3		4,415	4,548,598
Scranton Sch Dist	2.509	%#(a)	4/1/2031	A2		5,590	5,596,429
West Fargo GO		2.15%	5/1/2021	NR		5,000	5,002,450
WV St GO		2.00%	6/1/2021	Aa2		2,105	2,133,165
Total							243,144,846

Health Care 15.09%

AK IDA - Yukon Koskokwim Hlth		3.50%	12/1/2020	NR		1,000	1,005,590
Allegheny Co Hosp Auth - UPMC		5.00%	7/15/2029	A+		4,000	5,116,760
Allegheny County Health Network		5.00%	4/1/2026	A		2,500	2,968,650
Antelope Valley Hlth		5.00%	3/1/2021	Ba3		980	1,010,733
AZ Hlth Facs - Phoenix Childrens Hsp	3.75% (MUNIPSA * 1 + 1.85	%)#	2/1/2048	A1		12,600	12,618,900
CA Hlth - St Joseph Hlth	5.00	%#(a)	7/1/2043	AA-		5,000	5,053,400
CA Hlth - Sutter Hlth		5.00%	11/15/2025	AA-		3,100	3,799,050
CA Stwde - Viamonte		3.00%	7/1/2026	AA-		4,500	4,583,835
CA Stwde - Viamonte		3.00%	7/1/2027	AA-		2,250	2,289,262
City of Atlantic Beach Fl - Fleet Landing		3.00%	11/15/2023	BBB	(c)	2,800	2,823,072
CO Hlth Facs - Christian Living Nghbrhds		4.00%	1/1/2021	NR		350	359,230
Cuyahoga Co Hsp - Metrohealth		5.00%	2/15/2025	Baa3		1,500	1,701,645
DC Hsp - Childrens Ntl Hsp		5.00%	7/15/2021	A1		1,215	1,303,513
Duluth EDA - St Lukes Hsp		4.75%	6/15/2022	NR		2,100	2,153,235
Eisenhower Med Ctr		5.00%	7/1/2026	Baa2		1,345	1,603,939
Franklin Co IDA - Menno-Haven		5.00%	12/1/2023	NR		500	546,230
Greeneville Hlth - Ballad Hlth		5.00%	7/1/2021	A-		1,750	1,864,712
Greeneville Hlth - Ballad Hlth		5.00%	7/1/2022	A-		2,000	2,194,700
Greeneville Hlth - Ballad Hlth		5.00%	7/1/2023	A-		1,500	1,688,190
ID HFA - Madison Mem Hosp		4.00%	9/1/2020	BB+		1,565	1,595,877
IL Fin Auth - Northwestern Mem Hlth	5.00	%#(a)	7/15/2057	AA+		4,000	4,467,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(c)	$1,225	$1,346,226
IL Fin Auth - Presence Health	5.00%		2/15/2021	AA+		5,095	5,388,472
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,371,960
IL Fin Auth - Rush Univ Med	5.00%		11/15/2020	A+		500	524,530
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	752,080
Kanabec Co Hlth - Firstlight Hlth	2.75%		12/1/2019	NR		2,600	2,600,884
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(c)	805	850,965
Lancaster Co Hosp Auth - Bretheren Village	5.00%		7/1/2025	BB+	(c)	650	712,641
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,093,851
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2022	BB+	(c)	1,720	1,829,444
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2025	BB+	(c)	990	1,102,563
MA DFA - Partners Hlth	2.40% (MUNIPSA * 1 + .50	%)#	7/1/2038	AA-		5,000	5,003,900
MA DFA - Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,343,494
MA DFA - Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,329,263
MA DFA - Wellforce Hlth	5.00%		7/1/2025	BBB+		800	934,280
Maricopa Co IDA - Banner Health	2.47% (MUNIPSA * 1 + .57	%)#	1/1/2035	AA-		5,000	5,002,050
Maricopa CO IDA - Honor Health	5.00%		9/1/2021	A2		750	806,378
Maricopa CO IDA - Honor Health	5.00%		9/1/2022	A2		750	829,027
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,099,900
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-		2,250	2,781,180
Monroeville Pa Fin Auth - UPMC Hlth	3.00%		2/15/2023	A+		2,510	2,619,913
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2020	Ba1		1,235	1,254,254
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2021	Ba1		2,000	2,088,360
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2026	A		1,150	1,391,626
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2027	A		1,500	1,838,400
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2028	A		1,850	2,295,628
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2029	A		1,000	1,254,940
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR		2,000	2,041,500
Morgan Co Hosp - USDA Replacement Proj	2.75%		9/1/2019	NR		2,030	2,031,989
MS Equip Facs - MS Baptist Hlth	3.20% (MUNIPSA * 1 + 1.30	%)#	8/15/2036	BBB+		7,000	7,027,440
MS Hosp - Baptist Memorial Health	1.80	%#(a)	9/1/2022	NR		3,250	3,250,910
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,326,846
NC Med - Southminster	5.00%		10/1/2023	NR		750	819,068
NC Med Care Comm - Wake Forest Baptist	2.20	%#(a)	12/1/2048	A		15,000	15,166,800
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2023	Aa2		1,000	1,140,120
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,779,060
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	957,348
Northampton Co - St. Lukes Univ Hlth	2.748% (1 Mo. LIBOR * .70 + 1.04	%)#	8/15/2048	A-		8,000	8,017,600
NY Dorm - Montefiore Ob Group	5.00%		8/1/2024	BBB		1,500	1,736,895
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2019	BBB-		1,500	1,512,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2020	BBB-		$1,000	$1,028,410
NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2021	BBB-		1,700	1,780,920
OH Hsp - Cleveland Clinic	5.00%	1/1/2021	AA		3,440	3,626,001
OK DFA - OU Med	5.00%	8/15/2025	Baa3		550	638,066
OK DFA - OU Med	5.00%	8/15/2026	Baa3		800	945,024
Owensboro Health	5.00%	6/1/2025	Baa3		1,400	1,592,052
Palomar Hlth	5.00%	11/1/2021	BBB		500	534,220
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		980	995,180
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(c)	3,070	3,210,944
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2022	A1		1,000	1,106,870
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2023	A1		1,350	1,537,420
Southcentral PA Auth - Wellspan Hlth	2.50% (MUNIPSA * 1 + 0.60%)#	6/1/2049	Aa3		9,000	9,003,420
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	NR		1,230	1,246,507
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	NR		1,255	1,316,922
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		550	550,242
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		2,060	2,082,928
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2026	BBB-	(c)	500	582,995
WA Hlth - Fred Hutchinson Cancer Ctr	2.715% (1 Mo. LIBOR * .67 + 1.10%)#	1/1/2042	A+		4,000	4,037,600
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		455	459,805
WI Hlth & Ed - Tomah Hosp	2.65%	11/1/2020	NR		3,375	3,380,299
Total						207,658,598

Housing 3.77%

CT State Hsg Fin Auth	4.00%	5/15/2049	AAA		5,605	6,203,558
MD State Hsg Dev Admn	4.00%	9/1/2049	Aa2		5,000	5,466,300
MI Hsg Dev Auth	4.25%	12/1/2049	AA+		6,000	6,565,560
Minnesota Hsg Fin Agency (GNMA)	4.25%	7/1/2049	AA+		4,985	5,454,637
MO HDC (GNMA)	4.25%	5/1/2047	AA+		5,250	5,787,548
NC Hsg Fin Auth (GNMA)	4.00%	1/1/2050	AA+		5,000	5,451,650
ND State Hsg Fin Agy	4.00%	1/1/2050	Aa1		5,000	5,543,100
OH State Fin Agy(b)	4.50%	3/1/2050	Aaa		5,000	5,603,350
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2023	Baa3		100	110,790
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2026	Baa3		175	204,587
SC State Hsg Fin Auth(b)	4.00%	1/1/2050	Aaa		5,000	5,521,100
Total						51,912,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 4.86%

Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+	$750	$775,538
CA Pub Wks - Lease Rev	5.00%		10/1/2026	A+	1,500	1,862,820
CA Pub Wks - Lease Rev	5.00%		10/1/2027	A+	3,300	4,179,318
Comm of PA COPS	5.00%		7/1/2023	A2	500	563,765
Comm of PA COPS	5.00%		7/1/2025	A2	500	590,115
NJ EDA - Sch Facs	5.00%		6/15/2021	BBB+	4,490	4,769,817
NJ EDA - Sch Facs	5.00%		3/1/2022	BBB+	2,310	2,496,763
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	900	980,370
NJ EDA - Sch Facs	5.00%		6/15/2022	BBB+	515	560,990
NJ EDA - Sch Facs	5.00%		11/1/2022	BBB+	3,275	3,608,067
NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+	3,565	3,943,959
NJ EDA - Sch Facs	5.00%		3/1/2025	BBB+	5,205	5,711,707
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,441,813
NJ EDA - Sch Facs	5.00%		6/15/2026	BBB+	4,000	4,653,240
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,781,295
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,250	1,413,000
NJ Trans Trust Fund	5.00%		12/15/2024	BBB+	7,000	8,053,360
NJ Trans Trust Fund	5.00%		12/15/2025	BBB+	12,500	14,551,625
Twin Rivers USD COP (AGM)	3.20	%#(a)	6/1/2041	AA	1,910	1,912,884
Total						66,850,446

Other Revenue 2.47%

Brooklyn Arena LDC - Barclays Ctr	5.75%		7/15/2019	BBB-	1,935	1,937,844
CA Infra - Paul Getty Trust	2.134% (3 Mo. LIBOR * .70 + .37	%)#	4/1/2038	AAA	7,500	7,509,750
CA St Infra - LA Co Museum of Art	2.331% (1 Mo. LIBOR * .70 + .65	%)#	12/1/2050	A3	4,000	4,013,480
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,750,140
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,079,379
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,302,964
Main St Nat Gas - Macquarie	5.00%		5/15/2025	A3	4,850	5,646,515
Phoenix IDA - Basis Schs†	3.00%		7/1/2020	BB	375	375,548
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	5,800	6,401,982
Total						34,017,602

Special Tax 1.55%

Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	810	861,322
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	270,782
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	5,000	5,525,250
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,006,320
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,188,872
CT Spl Tax - Trans Infra	5.00%		10/1/2022	A+	3,400	3,779,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

CT Spl Tax - Trans Infra	5.00%		1/1/2026	A+	$5,000	$5,992,400
Peninsula Town Center†	4.00%		9/1/2023	NR	225	231,570
Village CDD #12†	3.25%		5/1/2023	NR	500	509,560
Total						21,365,822

Tax Revenue 1.49%

IL State Sales Tax	5.00%		6/15/2024	BBB	7,245	8,074,118
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA	2,000	2,277,640
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,541,682
Phoenix Civic Impt Corp - Light Rail Proj	5.00%		7/1/2019	AA	4,670	4,670,000
Total						20,563,440

Tobacco 3.08%

Buckeye Tobacco	5.125%		6/1/2024	B-	4,720	4,572,878
PA Tob Settlement	5.00%		6/1/2022	A1	2,250	2,467,170
PA Tob Settlement	5.00%		6/1/2023	A1	1,125	1,265,220
PA Tob Settlement	5.00%		6/1/2024	A1	5,000	5,753,800
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	16,010	17,092,756
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	4,000	4,000,560
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+	5,260	5,586,488
TSASC	5.00%		6/1/2021	A	1,500	1,590,315
Total						42,329,187

Transportation 9.15%

Atlanta Arpt - PFC	5.00%		1/1/2026	AA-	5,000	5,767,550
Bay Area Toll Auth	2.364% (3 Mo. LIBOR * .70 + .55	%)#	4/1/2045	AA	10,800	10,822,140
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,415,424
Central TX Mobility Auth	4.00%		1/1/2022	BBB+	5,000	5,216,700
Central TX Mobility Auth	5.00	%#(a)	1/1/2045	A-	5,000	5,164,850
Chicago Trans Auth	5.00%		6/1/2025	NR	2,000	2,319,680
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	494,458
Denver City & Co Arpt	2.568% (1 Mo. LIBOR * .70 + .86	%)#	11/15/2031	A+	2,550	2,551,173
E470 Pub Hwy Auth	2.016% (1 Mo. LIBOR * .67 + .42	%)#	9/1/2039	A	6,000	6,000,060
E470 Pub Hwy Auth	2.665% (1 Mo. LIBOR * .67 + 1.05	%)#	9/1/2039	A	2,000	2,015,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth		5.00%	9/1/2019	A		$1,000	$1,005,530
Grand Parkway Trans Corp		5.00%	2/1/2023	A+	(c)	10,030	11,210,230
Illinois St Toll Hwy Auth		5.00%	1/1/2024	AA-		7,215	8,268,390
LA Offshore Term Auth - LOOP	2.00	%#(a)	10/1/2040	BBB+		2,000	2,002,220
MD EDC - CNX Marine Terminals		5.75%	9/1/2025	BB-		3,500	3,607,660
MTA NY		5.00%	5/15/2021	NR		15,000	15,976,950
NC Tpk Auth - Triangle Exprs (AGM)		5.00%	1/1/2028	AA		1,500	1,820,190
NJ Tpk Auth	2.458% (1 Mo. LIBOR * .70 + .75	%)#	1/1/2030	NR		2,500	2,515,825
NJ Tpk Auth		5.00%	1/1/2020	A+		5,000	5,090,400
NJ Tpk Auth		5.00%	1/1/2027	A2		3,200	3,957,152
NJ Trans Trust Fund	3.10% (MUNIPSA * 1 + 1.20	%)#	6/15/2034	BBB+		10,030	10,101,514
NJ Trans Trust Fund		5.00%	6/15/2023	A+		7,210	8,093,441
Port Auth NY & NJ - JFK IAT		5.00%	12/1/2020	BBB+		3,050	3,149,887
Triborough Brdg & Tunl Auth		5.00%	11/15/2021	AA-		5,000	5,454,800
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)		5.50%	11/15/2021	A+		1,650	1,812,377
Total							125,834,461

Utilities 17.96%

American Muni Pwr - Hydroelec Proj	2.25	%#(a)	2/15/2048	A		6,500	6,563,700
American Muni Pwr- Prairie St (BAM)		5.25%	2/15/2030	AA		2,500	2,730,900
CA Dept Wtr Res Wtr - Central Valley		5.00%	12/1/2019	NR		205	208,255
Central Plains - Goldman Sachs		5.00%	9/1/2027	BBB+		1,305	1,563,521
Chicago Wastewater		5.00%	1/1/2021	A		1,000	1,047,970
Chicago Wastewater		5.00%	1/1/2022	A		2,000	2,158,080
Chicago Water		5.00%	11/1/2022	A		1,000	1,104,090
Chicago Water		5.00%	11/1/2022	A		5,680	6,271,231
Chicago Water (AGM)		5.00%	11/1/2028	AA		2,500	3,025,850
City of Rockport Poll Ctl - IN MI Pwr		3.05%	6/1/2025	A-		3,500	3,654,070
Detroit Water		5.00%	7/1/2021	AA-		420	449,114
Detroit Water		5.00%	7/1/2022	AA-		500	551,455
Dev - GA Power	2.35	%#(a)	7/1/2022	Baa1		1,500	1,514,895
Escambia Co PCR - Gulf Power		2.60%	6/1/2023	A2		3,000	3,079,410
Farmington Poll Ctl - NM Pub Svc	1.875	%#(a)	4/1/2033	BBB+		4,000	3,994,280
Guam Pwr Auth (AGM)		5.00%	10/1/2019	AA		1,000	1,008,370
IL Fin Auth - Peoples Gas	1.875	%#(a)	2/1/2033	Aa3		6,500	6,522,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	$1,700	$1,773,695
KY Pub Energy Auth - Peak Energy	4.00	%#(a)	4/1/2048	A3	15,435	16,785,254
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	2/15/2027	A1	10,660	10,727,478
Long Island Power Auth	2.458% (1 Mo. LIBOR * .70 + 0.75	%)#	5/1/2033	A-	10,000	10,009,400
Long Island Power Auth	5.00%		9/1/2026	A-	500	617,895
Long Island Power Auth	5.00%		9/1/2027	A-	500	630,400
Louisa VA IDA - VA Elec & Pwr CO	1.90	%#(a)	11/1/2035	A2	5,000	5,056,750
Louisville/Jeff Co Poll Ctrl - Louisville	1.85	%#(a)	10/1/2033	A1	5,000	5,030,050
Main St Nat Gas - RBC	4.00	%#(a)	4/1/2048	Aa2	8,000	8,715,360
Maricopa Co Poll Ctl - NM Pub Svc	2.40	%#(a)	6/1/2043	BBB+	7,500	7,536,450
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500	28,144,875
MEAG - Proj 1	5.00%		1/1/2021	A2	7,000	7,359,240
Miami Dade CO Wtr & Swr	5.00%		10/1/2025	AA-	3,000	3,628,950
Monroe Co PCR - Gulf Power	2.00	%#(a)	9/1/2037	A2	6,000	6,020,340
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	5,000	5,464,350
PEAK Energy - BP	4.00	%#(a)	1/1/2049	A1	9,275	10,239,322
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,076,700
Philadelphia Gas Works	5.00%		8/1/2023	A	850	966,246
Philadelphia Gas Works	5.00%		8/1/2024	A	800	931,424
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	2,032,500
PR Elec Pwr Auth(d)	5.25%		7/1/2018	NR	2,000	1,567,500	(e)
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,664,505
San Antonio Elec & Gas	2.75	%#(a)	2/1/2048	Aa2	8,000	8,266,640
San Antonio Water System	2.625	%#(a)	5/1/2049	AA	5,000	5,223,100
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	14,250	15,457,402
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,044,010
TEAC - Goldman Sachs	4.00	%#(a)	5/1/2048	A3	6,000	6,434,040
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2019	A3	1,000	1,015,040
Wise Co IDA - VA Elec & Pwr Co	2.15	%#(a)	10/1/2040	A2	13,430	13,527,099
WV EDA - Appalachian Pwr	2.55	%#(a)	3/1/2040	A-	2,000	2,052,300
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	3,000	3,062,190
York Co VA IDA - VA Elec & Pwr CO	1.90	%#(a)	5/1/2033	A2	5,500	5,543,945
Total						247,052,131
Total Municipal Bonds (cost $1,205,459,954)						1,229,394,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 10.67%

Variable Rate Demand Notes 10.67%

Corporate-Backed 0.11%

Columbia IDB - Alabama Pwr	1.98%	7/1/2019	12/1/2037	A1	$500	$500,000
PSL North America	3.05%	7/4/2019	11/1/2032	BBB-	1,000	1,000,000
Total						1,500,000

Education 0.29%

Met Govt Nashville H & E - Fisk Univ	2.02%	7/4/2019	12/1/2020	NR	4,035	4,035,000

Health Care 3.42%

AR DFA - Baptist Mem Hlth	2.40%	7/4/2019	9/1/2044	BBB+	15,000	15,000,000
NJ Hlth - Christian Hlth Care Ctr	2.19%	7/4/2019	7/1/2038	BBB+	6,045	6,045,000
WV United Health Sys	2.12%	7/4/2019	6/1/2033	A	26,005	26,005,000
Total						47,050,000

Housing 0.74%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	2.08%	7/1/2019	7/1/2047	Aaa	10,200	10,200,000

Lease Obligations 0.32%

Montgomery Co Pub Bldg Auth	1.95%	7/4/2019	11/1/2027	Aa2	4,465	4,465,000

Money Market Securities 0.23%

NYC TFA	1.95%	7/1/2019	11/1/2022	AAA	3,195	3,195,000

Other Revenue 0.39%

WI Hlth & Ed - Maranatha Baptist	2.40%	7/4/2019	8/1/2026	BBB+	5,300	5,300,000

Special Tax 1.55%

NYC TFA - Future Tax	1.95%	7/1/2019	8/1/2042	AAA	21,300	21,300,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 3.62%

NYC TFA - Future Tax	1.95%	7/1/2019	2/1/2045	AAA	$20,900	$20,900,000
NYC TFA - Future Tax	1.97%	7/1/2019	5/1/2034	AAA	23,865	23,865,000
NYC TFA - Future Tax	1.97%	7/1/2019	11/1/2044	AAA	3,600	3,600,000
NYC TFA - Future Tax	2.02%	7/1/2019	11/1/2022	AAA	1,400	1,400,000
Total						49,765,000

Total Short-Term Investments (cost $146,810,000)						146,810,000

Total Investments in Securities 100.02% (cost $1,352,269,954)						1,376,204,352

Liabilities in Excess of Cash and Other Assets (0.02%)						(251,984)

Net Assets 100.00%						$1,375,952,368

COP	Certificates of Participation.
NR	Not Rated.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AGM	Assured Guaranty Municipal Corporation.
BAM	Build America Mutual.
FGIC	Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index Yield.
NPFGC	National Public Finance Guarantee Corporation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Utilities	$—	$245,484,631	$1,567,500	$247,052,131
Remaining Industries	—	982,342,221	—	982,342,221
Short-Term Investments
Variable Rate Demand Notes	—	146,810,000	—	146,810,000
Total	$—	$1,374,636,852	$1,567,500	$1,376,204,352

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$—
Accrued Discounts (Premiums)	(120,713)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(432,500)
Purchases	2,120,713
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2019	$1,567,500
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$(432,500)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.67%

Corporate-Backed 7.92%

AL IDA - Office Max Rmkt AMT	6.45%		12/1/2023	B1		$2,300	$2,332,085
Arista Met District	5.00%		12/1/2038	NR		1,240	1,293,754
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		3,600	3,969,720
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		550	600,941
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	10,422,088
Chandler AZ IDR - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+		7,250	7,495,847
Citizens Property Insurance Corp	5.00%		6/1/2022	A+		12,500	13,570,375
Downtown Doral CDD†	4.25%		12/15/2028	NR		250	255,170
Downtown Doral CDD†	4.75%		12/15/2038	NR		625	654,994
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		1,750	1,895,443
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR		2,980	3,227,102
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB		2,525	2,999,751
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+		2,250	2,277,023
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B+		10,000	10,871,700
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2026	B+		3,365	3,536,951
IN Fin Auth - US Steel	6.00%		12/1/2019	B		3,195	3,237,717
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,940,917
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,602,353
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-		12,750	13,480,192
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,203,880
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		8,850	9,175,237
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB		6,780	7,135,814
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3		1,800	1,969,452
Martin Co IDA - Indiantown Cogen AMT†	4.20%		12/15/2025	BBB+		6,000	6,117,480
Matagorda Co Nav Dist - AEP TX Central(b)	2.60%		11/1/2029	A-		2,800	2,838,080
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-		8,000	8,547,120
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR		2,570	1,628,738
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA		10,000	11,367,500
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		10,000	10,705,400
National Finance Authority - Covanta AMT†	4.00%		11/1/2027	B1		2,975	3,056,872
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-		10,500	10,842,510
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		4,650	4,800,753
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		5,500	5,677,650
NJ EDA - Continental Airlines AMT	4.875%		9/15/2019	BB		850	854,556
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB		6,775	7,324,927
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB		13,820	15,150,866
NJ EDA - Sch Facs	5.00%		6/15/2030	A-	(d)	2,000	2,322,600
NJ EDA - Sch Facs	5.00%		6/15/2033	A-	(d)	2,000	2,291,300
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-		8,200	9,305,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	$3,415	$3,599,034
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	2,330	2,550,371
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	3,500	3,777,095
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	1,800	1,923,372
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	3,750	3,987,262
OK DFA - Waste Mgmt	2.375%		12/1/2021	A-	1,665	1,687,494
PA EDA - Procter & Gamble AMT	5.375%		3/1/2031	AA-	1,080	1,383,739
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,112,327
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	7,710	8,306,446
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	13,400	14,135,258
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-	5,000	5,580,750
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	4,950	5,465,542
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B	440	459,408
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,519,300
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	930	1,015,244
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,815,000
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	7,500	7,731,525
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	2,842,000	(e)
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1	6,855	7,564,150
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A1	5,000	5,278,100
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	2,260,580
WI PFA - American Dream†	6.75%		12/1/2042	NR	5,000	5,907,250
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	4,080,750
WI Pub Fin Auth - Celanese AMT	4.30%		11/1/2030	BBB	2,125	2,239,283
WI Pub Fin Auth - Celanese AMT	5.00%		12/1/2025	BBB	6,500	7,449,065
Total						348,650,317

Education 4.93%

CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1	420	475,196
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1	430	481,811
CA State Univ Sys	5.00%		11/1/2024	Aa2	5,000	5,443,850
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,385,580
Cap Trust Ed Facs - Renaissance Charter†	5.00%		6/15/2039	NR	2,160	2,240,784
Chicago Brd Ed	5.00%		12/1/2034	B+	3,000	3,342,540
Chicago Brd Ed	5.00%		12/1/2036	B+	9,000	9,965,520
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	1,920,816
Clifton Higher Ed - Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	3,739,120
CT Hlth & Ed - Quinnipiac Univ	5.00%		7/1/2033	A-	8,230	9,470,755
Cuyahoga CCD	5.00%		8/1/2020	Aa2	1,800	1,838,268
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+	2,000	2,273,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	$2,400	$2,730,288
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,265,176
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,001,030
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A1	8,620	9,409,592
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,636,035
IL Fin Auth - Roosevelt Univ	6.50%	4/1/2039	Ba3	2,000	2,025,260
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,230,880
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,949,308
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,116,043
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,079,310
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,782,650
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,676,235
NC Cap Facs - High Point Univ	5.00%	5/1/2032	A-	2,500	2,638,425
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,846,100
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,914,800
NV Dept of Bus & Ind - Somerset Academy†	4.50%	12/15/2029	BB	750	798,323
NV Dept of Bus & Ind - Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,067,490
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,963,950
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,884,300
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,947,711
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	980	1,084,429
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	980	1,075,325
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,394,440
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	598,945
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,821,059
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,881,899
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,268,210
Pima IDA - American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,613,220
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	A3	1,500	1,703,265
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	A3	1,360	1,530,340
Troy Cap Res Corp - RPI	5.00%	8/1/2024	A3	1,000	1,163,750
Troy Cap Res Corp - RPI	5.00%	8/1/2025	A3	2,630	3,127,991
Troy Cap Res Corp - RPI	5.00%	8/1/2026	A3	1,000	1,197,100
Troy Cap Res Corp - RPI	5.00%	8/1/2027	A3	1,600	1,906,768
Univ of Connecticut	5.00%	11/1/2032	A+	3,740	4,584,305
Univ of Houston	5.00%	2/15/2029	AA	10,280	12,335,589
Univ of Illinois (AGM)	4.00%	4/1/2033	AA	4,905	5,449,308
Univ of Illinois (AGM)	4.00%	4/1/2034	AA	5,100	5,644,833
Univ of North Carolina - Wilmington	5.00%	6/1/2023	A1	2,435	2,761,241
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A1	2,560	2,977,382
VA Clg Bldg Auth	4.00%	9/1/2035	AA+	8,795	9,967,637
Wayne State Univ	4.00%	11/15/2034	Aa3	3,900	4,247,568
Western MI Univ (AGC)	5.25%	11/15/2020	AA	3,980	3,992,497
Total					216,867,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Energy 0.27%

PEFA Gas (cost $11,630,222)	5.00	%#(a)	9/1/2049	A3	$10,000	$11,796,900

Financial Services 0.63%

Berks Co IDA - Tower Hlth	4.00%		11/1/2031	A	2,280	2,492,200
Berks Co IDA - Tower Hlth	5.00%		11/1/2030	A	1,315	1,581,498
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	15,000	15,870,300
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,511,962
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,920,667
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,592,744
Total						27,969,371

General Obligation 15.45%

Bellwood GO	5.875%		12/1/2027	A	5,000	5,637,200
Bellwood GO	6.15%		12/1/2032	A	3,770	4,279,591
Birdville ISD	4.00%		2/15/2038	AAA	3,235	3,611,975
CA State GO	2.461% (1 Mo. LIBOR * .70 + .76	%)#	12/1/2031	AA-	5,000	5,026,150
CA State GO	5.00%		10/1/2027	AA-	10,000	11,360,600
CA State GO	5.00%		9/1/2030	AA-	10,000	11,948,200
CA State GO	5.00%		4/1/2032	AA-	13,850	18,685,727
CA State GO	5.25%		3/1/2022	AA-	6,320	6,493,358
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,463,050
Chicago Brd Ed	5.00%		12/1/2029	B+	3,000	3,429,750
Chicago Brd Ed	5.00%		12/1/2030	B+	3,100	3,520,391
Chicago Brd Ed	5.00%		12/1/2031	B+	1,500	1,694,790
Chicago Brd Ed	5.00%		12/1/2031	B+	3,100	3,168,975
Chicago Brd Ed	5.00%		12/1/2032	B+	1,200	1,351,152
Chicago Brd Ed	5.00%		12/1/2033	B+	900	1,009,656
Chicago Brd Ed	5.00%		12/1/2034	B+	475	531,007
Chicago Brd Ed	5.00%		12/1/2035	B+	450	501,503
Chicago Brd Ed	5.00%		12/1/2046	B+	7,500	8,212,650
Chicago Brd Ed†	6.75%		12/1/2030	B+	5,000	6,359,350
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	2,860	3,415,183
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon		12/1/2026	Baa2	1,510	1,216,290
Chicago GO	5.00%		1/1/2022	BBB+	7,770	8,226,798
Chicago GO	5.00%		1/1/2024	BBB+	15,000	16,358,250
Chicago GO	5.00%		1/1/2025	BBB+	7,000	7,743,610
Chicago GO	5.00%		1/1/2031	BBB+	2,210	2,439,774
Chicago GO	5.00%		1/1/2034	BBB+	7,625	8,134,274
Chicago GO	5.125%		1/1/2027	BBB+	3,100	3,437,745
Chicago GO	5.25%		1/1/2028	BBB+	3,845	4,277,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO	5.50%	1/1/2037	BBB+	$1,000	$1,099,610
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,263,862
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,140,216
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,760,475
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,566,092
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	8,093,119
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,698,733
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,819,556
Clark Co Sch Dist (AGM)	3.00%	6/15/2037	AA	12,195	12,120,123
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,229,250
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,374,600
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,566,760
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,308,970
CT State GO	4.00%	4/15/2037	A1	1,825	2,025,056
CT State GO	4.00%	6/15/2037	A1	775	858,902
CT State GO	5.00%	10/15/2028	A1	12,500	15,024,125
CT State GO	5.00%	6/15/2032	A1	1,000	1,213,510
CT State GO	5.00%	6/15/2034	A1	1,100	1,325,643
CT State GO	5.00%	6/15/2035	A1	1,125	1,351,012
CT State GO	5.00%	4/15/2036	A1	1,150	1,391,626
Deforest Sch Dist(b)	3.00%	4/1/2038	AA+	4,000	4,001,840
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	257,230
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,832,609
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,359,034
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,644,928
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,670,802
HI State GO	5.00%	8/1/2026	AA+	7,590	8,909,446
Hinsdale GO(b)	4.00%	1/15/2037	AAA	6,065	6,692,182
Hinsdale GO(b)	4.00%	1/15/2038	AAA	6,300	6,930,378
Hinsdale GO(b)	4.00%	1/15/2039	AAA	6,550	7,187,184
Houston GO	5.00%	3/1/2024	AA	2,000	2,316,560
Howard Co GO	3.00%	8/15/2036	AAA	1,910	1,952,306
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,285,397
Howard Co GO	3.00%	8/15/2038	AAA	1,500	1,515,915
IL State GO	5.00%	7/1/2022	BBB-	6,500	7,057,180
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,916,137
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,669,901
IL State GO	5.00%	11/1/2026	BBB-	10,000	11,488,500
IL State GO	5.00%	1/1/2027	BBB-	12,010	13,589,555
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,717,100
IL State GO	5.00%	2/1/2028	BBB-	13,620	15,581,008
IL State GO	5.00%	11/1/2028	BBB-	11,280	13,003,358
IL State GO	5.00%	2/1/2029	BBB-	5,440	6,196,378
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,165,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%		10/1/2032	BBB-	$8,300	$9,505,658
IL State GO	5.00%		10/1/2033	BBB-	5,000	5,694,550
IL State GO	5.25%		7/1/2030	BBB-	5,430	5,918,320
IL State GO	5.25%		2/1/2034	BBB-	3,295	3,597,316
IL State GO	5.50%		7/1/2038	BBB-	5,000	5,457,200
IL State GO	6.00%		5/1/2026	BBB-	6,000	7,219,980
LA State GO	5.00%		5/1/2028	AA-	11,180	13,229,741
LA State GO	5.00%		3/1/2031	AA-	5,000	6,312,600
Lake Co GO	3.50%		11/30/2031	AAA	1,825	1,920,940
Lane Co Sch Dist #4J	4.00%		6/15/2034	Aa1	9,000	9,810,990
Lubbock GO	5.00%		2/15/2026	AA+	11,810	13,987,882
Luzerne Co GO (AGM)	5.00%		11/15/2022	AA	2,250	2,493,787
Luzerne Co GO (AGM)	5.00%		11/15/2023	AA	2,500	2,829,325
Luzerne Co GO (AGM)	5.00%		11/15/2024	AA	4,000	4,618,280
Nassau Co GO (AGM)	5.00%		1/1/2026	AA	10,000	12,176,800
NJ State GO	5.00%		6/1/2027	A-	3,650	4,460,081
NJ State GO	5.00%		6/1/2029	A-	5,000	6,049,350
NV State GO	5.00%		11/1/2026	AA	7,500	8,949,000
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2023	AA	2,500	2,888,350
NYC GO	5.00%		10/1/2021	Aa1	6,000	6,492,960
NYC GO	5.00%		8/1/2022	Aa1	10,010	10,781,371
NYC GO	5.00%		8/1/2025	Aa1	12,000	13,728,240
NYC GO	5.00%		8/1/2026	Aa1	5,235	5,720,389
NYC GO	5.00%		8/1/2032	Aa1	1,750	2,214,765
PA State GO	4.00%		3/1/2038	Aa3	8,020	8,807,003
PA State GO	5.00%		1/15/2028	Aa3	10,000	12,277,000
Peralta CCD	5.00%		8/1/2021	AA-	3,000	3,234,390
Philadelphia Sch Dist	5.00%		9/1/2026	A2	500	599,485
Philadelphia Sch Dist	5.00%		9/1/2027	A2	600	729,306
Philadelphia Sch Dist	5.00%		9/1/2028	A2	500	616,220
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000	5,954,300
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000	5,904,200
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA	855	910,703
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Ca	550	550,000
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	1,620	1,620,940
PR Pub Bldg Auth GTD (AMBAC)	10.00	%#(a)	7/1/2035	Ca	4,245	4,576,747
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-	2,240	2,534,896
RI State GO	5.00%		8/1/2029	AA	7,500	9,303,075
Romeoville GO	4.00%		12/30/2036	Aa2	4,725	5,223,015
Romeoville GO	4.00%		12/30/2037	Aa2	3,800	4,186,384
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B	750	814,868
WA State GO	5.00%		8/1/2022	AA+	14,245	15,333,460
Wake Co Ltd Ob	4.00%		12/1/2031	AA+	5,000	5,654,050
Total						679,593,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.17%

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		$2,160	$2,356,128
Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	B-	(d)	4,000	3,802,560
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	B-	(d)	1,000	928,240
Allegheny Co Hosp Auth - UPMC	4.00%	7/15/2038	A+		3,750	4,102,162
Allegheny County Health Network	5.00%	4/1/2030	A		4,750	5,760,372
Allegheny County Health Network	5.00%	4/1/2031	A		6,000	7,221,000
Antelope Valley Hlth	5.00%	3/1/2031	Ba3		7,000	7,632,520
AR DFA - Baptist Mem Hlth	3.45% (MUNIPSA * 1 + 1.55%)#	9/1/2044	BBB+		12,000	12,194,040
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(d)	2,020	2,238,928
AZ Hlth Facs - Phoenix Childrens Hsp	3.75% (MUNIPSA * 1 + 1.85%)#	2/1/2048	A1		14,500	14,521,750
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	A1		6,000	6,477,840
Banner Health	5.00%	1/1/2028	AA-		5,000	6,274,100
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,470,320
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,712,203
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,106,650
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,213,600
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,398,451
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,098,990
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,436,409
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2031	A+		1,150	1,385,290
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2032	A+		1,250	1,499,563
CA Hlth - Sutter Hlth	5.00%	11/15/2032	AA-		2,000	2,475,960
CA Hlth - Sutter Hlth	5.00%	11/15/2033	AA-		2,450	3,019,135
CA Hlth - Sutter Hlth	5.00%	11/15/2034	AA-		3,350	4,107,636
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	6,131,900
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,841,963
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2033	BB-		1,000	1,155,640
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB-		5,000	5,705,400
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		4,500	5,038,695
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2038	BB-		1,500	1,743,540
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	A-	(d)	360	366,106
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,338,640
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,248,918
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,419,038
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,128,820
City of Oroville- Oroville Hsp	5.25%	4/1/2034	BB+		2,000	2,391,840
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2029	AA-		7,090	8,542,528
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2030	AA-		4,500	5,392,530
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		240	241,046
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	632,082
CO Hlth Facs - Christian Living Nghbrhds	5.00%	1/1/2031	NR		1,400	1,543,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CO Hlth Facs - Valley View Hosp	2.80	%#(a)	5/15/2042	A-		$2,445	$2,527,910
Comanche Co Hsp Auth	5.00%		7/1/2022	BB+		2,435	2,599,752
Cumberland Co Mun Auth - Asbury	5.25%		1/1/2032	NR		1,200	1,250,088
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	NR		5,000	5,622,650
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,029,783
Decatur Hsp - Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,313,386
Decatur Hsp - Wise Hlth	5.25%		9/1/2029	BBB-		800	904,752
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,644,272
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		2,530	2,625,457
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,079,244
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,777,905
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,176,640
Fairfax Co EDA - Vinson Hall	4.50%		12/1/2032	BBB+	(d)	2,500	2,667,750
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000	1,124,950
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000	1,115,650
Franklin Co IDA - Menno-Haven	5.00%		12/1/2038	NR		1,000	1,102,770
Franklin Hlth - Proton Therapy†	6.50%		6/1/2027	NR		5,000	5,255,500
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,616,505
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,912,744
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,551,100
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		12,000	14,090,520
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,320,430
Hanover Co EDA - Covenant Woods	4.50%		7/1/2030	NR		2,790	2,886,422
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(d)	960	1,008,595
Harris Co Cultural Ed - Brazos	5.00%		1/1/2033	BBB-	(d)	545	578,141
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(d)	1,385	1,566,130
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A	(d)	1,500	1,675,935
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(a)	12/1/2050	B+		8,095	8,746,324
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000	5,528,350
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,150,543
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,239,910
IL Fin Auth - Northwestern Mem Hsp(f)	5.75%		8/15/2030	AA		2,500	2,512,338
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(d)	1,690	1,815,956
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	5,066,415
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(d)	1,710	1,822,159
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(d)	1,000	1,079,380
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB	(d)	2,000	2,241,780
KY EDA - Masonic Homes	5.375%		11/15/2032	NR		2,385	2,512,669
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,919,334
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,866,760
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535	5,489,617
MA DFA - Atrius Hlth	5.00%		6/1/2039	BBB		1,250	1,477,850
MA DFA - Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	12,048,049
MA DFA - Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000	2,159,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MA DFA - Wellforce Hlth	4.00%	7/1/2037	BBB+		$3,930	$4,213,510
MA DFA - Wellforce Hlth	5.00%	7/1/2038	BBB+		1,000	1,180,290
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,250	2,648,700
Maricopa CO IDA - Honor Health	5.00%	9/1/2033	A2		500	601,170
Maricopa CO IDA - Honor Health	5.00%	9/1/2034	A2		1,000	1,195,810
Maricopa CO IDA - Honor Health	5.00%	9/1/2035	A2		1,000	1,191,640
Maricopa CO IDA - Honor Health	5.00%	9/1/2036	A2		1,800	2,134,692
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,182,357
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,760,300
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		7,755	8,273,654
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,404,691
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,266,745
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,001,317
MI Fin Auth - Trinity Health	5.00%	12/1/2035	AA-		5,000	6,021,800
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,712,010
MN Agric & Econ Dev - Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,612,770
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Ba1		4,000	4,495,360
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Ba1		2,000	2,312,240
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Ba1		3,000	3,450,750
Montgomery Co IDA - Jefferson Hlth	4.00%	9/1/2036	A		1,350	1,472,850
Montgomery Co IDA - Jefferson Hlth	4.00%	9/1/2038	A		1,200	1,297,992
Montgomery Co IDA - Jefferson Hlth	4.00%	9/1/2039	A		2,600	2,804,386
Montgomery Co IDA - Whitemarsh	4.00%	1/1/2023	NR		4,000	4,083,000
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,058,020
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		335	340,739
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,903,830
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,338,840
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	11,304,720
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,266,640
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,649,399
NC Med - Southminster	5.00%	10/1/2031	NR		1,750	1,931,492
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		1,250	1,284,900
New Hope Cult Ed Facs - Crestview	5.00%	11/15/2031	BB+	(d)	850	928,192
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2026	Aa2		2,000	2,445,040
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2028	Aa2		3,170	3,918,627
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	AA-		70	70,000
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2028	AA-		5,500	6,845,520
NJ Hlth - St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,518,036
NJ Hlth - St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,865,203
NJ Hlth - St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,271,446
NJ Hlth - St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,276,655
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		1,070	1,072,194
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,871,195
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,317,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NM Hsp - Haverland	5.00%		7/1/2032	BBB-	(d)	$1,000	$1,050,640
Norfolk EDA - Sentara Hlth	5.00	%#(a)	11/1/2048	AA		5,500	6,929,890
NY Dorm - Catholic Hlth	4.00%		7/1/2037	BBB+		1,100	1,201,706
NY Dorm - Catholic Hlth	4.00%		7/1/2039	BBB+		1,000	1,086,140
NY Dorm - Catholic Hlth	4.00%		7/1/2040	BBB+		850	920,754
NY Dorm - Catholic Hlth	5.00%		7/1/2036	BBB+		1,625	1,971,531
NY Dorm - Montefiore	4.00%		8/1/2036	BBB		1,650	1,793,699
NY Dorm - Montefiore	4.00%		8/1/2037	BBB		650	704,574
NY Dorm - Montefiore	4.00%		8/1/2038	BBB		900	972,144
NY Dorm - Montefiore	5.00%		8/1/2033	BBB		900	1,085,058
NY Dorm - Montefiore	5.00%		8/1/2034	BBB		500	600,435
NY Dorm - Montefiore	5.00%		8/1/2035	BBB		900	1,077,003
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,790,490
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,558,414
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,387,560
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa2		4,000	4,523,640
OK DFA - OU Med	5.00%		8/15/2033	Baa3		5,045	5,985,590
OK DFA - OU Med	5.00%		8/15/2038	Baa3		2,380	2,776,508
OK DFA - OU Med	5.25%		8/15/2043	Baa3		5,105	6,023,441
Oroville - Oroville Hsp	5.25%		4/1/2039	BB+		440	517,497
Palomar Hlth	5.00%		11/1/2036	BBB		2,980	3,376,996
Palomar Hlth Care Dist COP	5.25%		11/1/2021	Ba1		2,370	2,454,941
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2029	BBB-		1,915	2,210,044
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2030	BBB-		2,045	2,345,881
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2032	BBB-		4,055	4,583,448
Roanoke EDA - Carilion Clinic	5.00%		7/1/2025	AA-		10,000	10,365,400
San Buenaventura - Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	11,451,271
Sartell Hlth Care - Country Manor	5.25%		9/1/2030	NR		1,000	1,074,910
SE Port Auth - Memorial Hlth	5.50%		12/1/2029	BB-	(d)	750	849,405
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2026	A1		3,000	3,672,060
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2027	A1		3,620	4,519,317
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2028	NR		2,625	3,251,640
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,304,625
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,312,070
Tarrant Co Cultural - Buckner	3.875%		11/15/2022	NR		1,790	1,790,788
Tempe IDA - ASU Mirabella†	4.00%		10/1/2023	NR		4,115	4,160,800
Tulsa Co Industrial Auth - Montereau	5.25%		11/15/2037	BBB-	(d)	1,250	1,425,550
Tyler Hlth - Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,286,680
Univ of CA	5.00%		5/15/2034	AA-		12,250	15,052,065
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		9,965	11,417,199
Vanderbilt Univ Med Ctr	5.00%		7/1/2031	A3		1,300	1,531,530
WA Hlth - Fred Hutchinson Cancer Ctr	2.711% (1 Mo. LIBOR * .67 + 1.10	%)#	1/1/2042	A+		4,000	4,037,600
WA Hsg - Rockwood†	6.00%		1/1/2024	NR		1,080	1,156,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(d)	$1,350	$1,453,505
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,375	1,497,348
WI Hlth & Ed - American Baptist	5.00%	8/1/2037	NR		1,500	1,613,760
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,024,740
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	Aa3		5,575	5,988,107
WI PFA - MD Proton†	6.125%	1/1/2033	NR		2,500	2,733,575
WI PFA - MD Proton†	6.25%	1/1/2038	NR		3,750	4,053,900
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Ba2		3,450	3,693,742
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Ba2		2,275	2,404,789
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,073,880
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,058,690
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		760	591,029
WV Hsp - WV United Health Sys	4.00%	6/1/2030	A		5,500	6,066,280
Total						623,635,551

Housing 0.78%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	569,580
CA State GO	5.00%	11/1/2031	NR		10,000	12,463,000
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,204,520
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	899,790
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2034	NR		380	443,684
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2039	NR		650	746,921
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(d)	1,500	1,564,455
MO HDC (GNMA)	4.25%	5/1/2047	AA+		2,500	2,755,975
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,759,650
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA		3,230	3,401,901
NYC IDA - Yankee Stadium (FGIC)	2.816% (CPI Based )#	3/1/2021	Baa1		3,850	3,895,661
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2032	Baa3		1,080	1,265,544
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(d)	1,130	1,130,000
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(d)	1,000	1,094,580
Total						34,195,261

Lease Obligations 6.87%

Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,359,900
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+		3,000	3,427,770
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+		19,195	24,090,109
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,463,428
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,087,070
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+		4,200	4,628,232
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,428,528
Dallas Civic Ctr (AGC)	5.00%	8/15/2021	AA		3,800	3,816,036
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A		6,405	6,421,973
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,318,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Houston Co Coop Dist - Country Crossing	10.00%	6/7/2013	NR		$1,768	$247,520	(e)
Hudson Yards	5.00%	2/15/2029	Aa2		3,500	4,386,410
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,364,980
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	2,997,800
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,023,228
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1		3,200	3,613,088
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA		1,250	1,399,400
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2		3,865	4,195,921
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2		6,915	7,508,653
Miami Dade Co Sch Dist GO	4.00%	3/15/2034	AA-		4,535	5,007,955
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+		1,120	1,276,621
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		8,450	9,685,812
NJ EDA - Sch Facs	3.50% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		5,000	5,019,600
NJ EDA - Sch Facs	4.00%	6/15/2030	BBB+		7,500	7,899,300
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+		5,085	5,865,293
NJ EDA - Sch Facs	5.00%	3/1/2029	BBB+		7,500	8,155,950
NJ EDA - Sch Facs	5.00%	6/15/2034	A-	(d)	3,000	3,422,610
NJ EDA - Sch Facs	5.00%	6/15/2035	A-	(d)	1,000	1,136,520
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		4,925	5,460,151
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(d)	1,400	1,562,190
NJ EDA - Sch Facs	5.25%	9/1/2023	BBB+		6,545	6,931,090
NJ EDA - Sch Facs	5.25%	9/1/2025	BBB+		5,550	5,875,508
NJ EDA - Sch Facs	5.25%	6/15/2032	BBB+		2,865	3,238,596
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,500	4,178,370
NJ EDA - State House Proj	5.00%	6/15/2033	BBB+		7,215	8,438,231
NJ EDA - State House Proj	5.00%	6/15/2034	BBB+		13,645	15,893,696
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+		5,000	5,448,300
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,486,330
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,770,296
NJ Trans Trust Fund	5.00%	12/15/2033	BBB+		25,000	29,202,250
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		4,580	5,279,916
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	BBB+		1,000	1,054,140
NY TFA	5.00%	7/15/2035	AA		10,000	11,797,900
NY UDC - Svc Contract	5.00%	1/1/2022	AA		3,705	3,774,950
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA		1,500	1,772,940
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,283,137
Philadelphia Redev Auth	5.00%	4/15/2022	A		5,195	5,666,187
Philadelphia Redev Auth	5.00%	4/15/2028	A		4,380	5,114,570
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,012,050
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,147,130
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,428,100
VA Clg Bldg Auth	3.00%	2/1/2039	AA+		10,000	10,022,300
Total						302,086,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 3.87%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030		A-		$11,300	$11,914,494
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042		BBB-		7,600	8,795,404
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2029		AA		1,500	1,701,360
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021		Aa1		5,425	5,824,551
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026		A-		10,250	11,096,343
CA Sch Fin Auth - Aspire†	5.00%	8/1/2036		BBB		1,600	1,785,856
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,690,181
Cleveland Arpt	5.00%	1/1/2028		A		2,500	2,699,500
Cleveland Arpt	5.00%	1/1/2029		A		2,500	2,695,050
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2033		BB+		2,000	2,290,580
Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038		BB+		1,650	1,892,666
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022		BBB+		2,255	2,310,969
Clifton Higher Ed - Intl Ldrshp Sch	6.00%	8/15/2038		NR		13,970	15,313,774
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025		BBB-		4,190	4,395,268
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,227,550
FL DFC - Renaissance Chtr Sch	7.00%	6/15/2026		B+	(d)	3,000	3,232,410
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		B+	(d)	3,000	3,233,970
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,236,970
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,181,050
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB		380	392,354
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,373,750
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,257,240
KS DFA - Revolving Fund	5.00%	5/1/2031		AAA		5,465	7,021,213
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,994,600
Main St Nat Gas - Macquarie	5.00%	5/15/2037		A3		6,250	8,161,875
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,706,750
MD EDC - Chesapeake Bay Hyatt(c)	5.00%	12/1/2016		NR		700	443,625
Michigan St Strategic FD Escrow(g)	Zero Coupon	—	(h)	NR		400	40	(i)
MSR Energy Auth - Citi	6.125%	11/1/2029		BBB+		3,835	4,869,338
NJ EDA - Sch Facs	5.00%	3/1/2027		BBB+		6,900	7,534,593
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A+		5,000	5,274,200
PA IDA - Economic Dev	5.00%	7/1/2020		A+		2,000	2,072,280
Phoenix IDA - Basis Schs†	5.00%	7/1/2035		BB		2,350	2,516,874
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa3		2,400	2,601,456
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023		A3		9,365	10,619,629
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023		A3		5,400	5,972,184
Total							170,329,947

Special Tax 2.26%

Allentown Neighborhood Impt	5.00%	5/1/2031		Baa3		5,500	5,828,020
Allentown Neighborhood Impt†	5.00%	5/1/2032		Ba3		1,250	1,417,662
Allentown Neighborhood Impt†	5.00%	5/1/2033		Ba3		1,000	1,144,920
Allentown Neighborhood Impt†	5.375%	5/1/2042		NR		5,500	6,036,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+		$1,500	$1,625,100
Connecticut Special Transportation Fund: Debt Service	4.00%	9/1/2034	A+		8,075	8,817,092
CT Spl Tax - Trans Infra	5.00%	10/1/2030	A+		9,000	11,077,380
CT Spl Tax - Trans Infra	5.00%	1/1/2032	A+		14,375	17,342,575
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA		1,950	2,309,970
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA		2,650	3,134,817
Houston Co Coop Dist - Country Crossing(c)	10.00%	5/1/2039	NR		5,000	550,000	(e)
Miami World Ctr CDD	4.75%	11/1/2027	NR		750	805,973
Orange Co CFD	5.00%	8/15/2033	NR		1,400	1,588,916
Orange Co CFD	5.00%	8/15/2035	NR		1,000	1,128,910
Orlando Redev TIF	5.25%	9/1/2021	A		4,930	4,959,925
Peninsula Town Center†	4.50%	9/1/2028	NR		545	583,166
Peninsula Town Center†	5.00%	9/1/2037	NR		875	944,878
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA		1,875	2,021,494
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA		3,500	4,179,630
Plaza Met Dist #1†	4.50%	12/1/2030	NR		4,300	4,442,717
Sparks Tourism Impt Dist	6.50%	6/15/2020	Ba3		1,100	1,101,100
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR		3,955	4,133,450
Village CDD #12	3.25%	5/1/2026	NR		3,930	4,026,639
Village CDD #12†	3.80%	5/1/2028	NR		2,250	2,354,355
Village CDD #12†	4.00%	5/1/2033	NR		1,995	2,094,910
Village CDD #9	5.00%	5/1/2022	NR		585	608,265
Village CDD #9	5.25%	5/1/2031	NR		1,660	1,757,160
Village CDD #9	5.75%	5/1/2021	NR		925	958,874
Village CDD #9	6.75%	5/1/2031	NR		2,230	2,404,698
Total						99,378,791

Tax Revenue 4.83%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,217,660
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,750	4,102,387
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,546,782
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,879,350
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,030,890
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,027,170
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,696,725
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA		2,400	2,909,976
MA Sch Bldg Auth - Sales Tax	5.00%	1/15/2029	AA+		6,385	7,605,301
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,263,111
Martin Hsp Dist	7.00%	4/1/2031	BBB	(d)	3,250	3,457,122
MBTA - Sales Tax	5.00%	7/1/2036	AA		4,145	5,016,237
Met Atlanta Rapid Trans Auth(b)	3.00%	7/1/2037	AA+		4,765	4,807,504
Met Atlanta Rapid Trans Auth(b)	3.00%	7/1/2038	AA+		5,430	5,461,548
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,783,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+	$5,000	$6,009,550
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A+	3,245	3,360,295
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	5,020	5,463,216
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB	10,090	10,759,068
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BBB	5,000	5,090,150
Miami Dade Co - Transit Rev	5.00%	7/1/2032	AA	7,500	9,534,075
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA	5,700	6,397,281
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	3,000	3,250,230
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+	6,650	7,139,706
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	500	535,360
NY Dorm - PIT	4.00%	2/15/2034	AA+	5,000	5,573,000
NY Dorm - PIT	5.00%	3/15/2024	AA+	15,585	16,576,206
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+	11,645	13,990,070
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA	10,000	10,771,300
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000	15,654,730
Polk Co Trans Rev	5.00%	12/1/2021	A1	2,825	2,965,544
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	268	228,122
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	2,534	1,942,742
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	498	349,621
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	642	402,489
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	723	404,634
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	6,882	1,582,516
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	952,684
PR Corp Sales Tax	4.50%	7/1/2034	NR	5,550	5,740,365
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	268,670
PR Corp Sales Tax	4.55%	7/1/2040	NR	2,723	2,634,502
PR Corp Sales Tax	4.75%	7/1/2053	NR	81	76,640
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	1,916,959
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,092	1,059,240
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	4,986,435
Total					212,420,163

Tobacco 3.52%

Buckeye Tobacco	5.125%	6/1/2024	B-	25,760	24,957,061
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,193,050
Buckeye Tobacco	5.875%	6/1/2030	B-	19,090	18,753,061
Golden St Tobacco	5.00%	6/1/2027	BBB+	4,000	4,786,680
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,190,200
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,103,875
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	6,883,594
MI Tob Settlement	5.125%	6/1/2022	B-	3,915	3,919,424
MI Tob Settlement	5.25%	6/1/2022	B-	5,260	5,265,786
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,487,709
Nthrn AK Tobacco	4.625%	6/1/2023	A3	425	425,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

PA Tob Settlement	5.00%	6/1/2032	A1		$3,350	$4,039,095
PA Tob Settlement	5.00%	6/1/2033	A1		5,000	6,010,250
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325	3,973,475
RI Tob Settlement	5.00%	6/1/2027	BBB+		2,500	2,834,875
RI Tob Settlement	5.00%	6/1/2028	BBB		2,000	2,261,340
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,115,780
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		1,000	1,112,710
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A		1,040	1,153,537
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		12,020	12,021,683
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	7,269,545
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	6,932,437
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,442,450
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+		1,140	1,273,642
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		8,300	8,910,382
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		5,100	5,808,390
TSASC	5.00%	6/1/2029	A-		5,775	6,817,099
Total						154,942,262

Transportation 20.18%

AK Intl Airports Sys	5.00%	10/1/2024	A1		750	876,728
AK Intl Airports Sys	5.00%	10/1/2027	A1		1,000	1,188,520
AK Intl Airports Sys	5.00%	10/1/2028	A1		2,000	2,365,680
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA		1,250	1,484,250
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		2,000	2,412,500
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		2,000	2,402,920
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,184,040
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,669,787
Atlanta Arpt	5.50%	1/1/2021	Aa3		3,000	3,188,550
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-		2,500	2,867,325
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,841,216
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB+	(d)	3,215	3,812,636
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB+	(d)	7,000	8,275,260
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2047	BBB+	(d)	9,000	10,486,440
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,053,646
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	929,672
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,935,630
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,302,080
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,290,652
Central TX Mobility Auth	5.75%	1/1/2020	A-		1,000	1,019,970
Central TX Tpk	5.00%	8/15/2025	BBB+		2,250	2,600,640
Central TX Tpk	5.00%	8/15/2026	BBB+		2,500	2,882,700
Central TX Tpk	5.00%	8/15/2027	BBB+		3,300	3,795,066
Central TX Tpk	5.00%	8/15/2028	BBB+		3,705	4,250,376
Central TX Tpk	5.00%	8/15/2033	BBB+		7,650	8,633,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Chicago Midway Arpt	4.00%		1/1/2034	A	$2,175	$2,361,180
Chicago Midway Arpt	5.00%		1/1/2026	A	6,075	6,967,600
Chicago Midway Arpt AMT	5.00%		1/1/2023	A	3,000	3,333,420
Chicago Midway Arpt AMT	5.00%		1/1/2026	A	4,605	5,228,056
Chicago Midway Arpt AMT	5.00%		1/1/2030	A	5,000	5,619,000
Chicago Midway Arpt AMT	5.00%		1/1/2031	A	2,000	2,327,440
Chicago O’Hare Arpt	5.00%		1/1/2022	A	3,230	3,409,104
Chicago O’Hare Arpt	5.00%		1/1/2031	A	6,500	7,479,290
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A	11,740	12,342,497
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	5,000	5,422,050
Chicago O’Hare Arpt AMT	5.00%		1/1/2029	A	7,000	8,035,650
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA	2,175	2,542,205
Delaware River Port Auth	5.00%		1/1/2027	A	1,835	2,021,748
Delaware River Port Auth	5.00%		1/1/2028	A+	7,500	8,578,275
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1	1,000	1,237,900
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1	1,920	2,362,310
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1	2,025	2,469,528
Denver Arpt - United Airlines AMT	5.00%		10/1/2032	BB	3,750	4,078,912
Denver City & Co Arpt AMT	5.00%		12/1/2031	A	15,000	18,372,900
Denver City & Co Arpt AMT	5.00%		12/1/2035	A	5,000	6,018,000
E - 470 Hwy Auth	5.00%		9/1/2020	A	900	934,794
Foothill / Eastern Corridor Toll Rd	5.00	%#(a)	1/15/2053	A-	12,000	12,030,360
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1	3,000	3,651,510
Hampton Roads Trans Commn	5.00%		7/1/2032	NR	1,180	1,467,436
Hampton Roads Trans Commn	5.00%		7/1/2033	NR	1,000	1,239,990
Harris Co Toll Rd	5.00%		8/15/2029	Aa2	2,500	3,150,925
Harris Co Toll Rd	5.00%		8/15/2030	Aa2	1,000	1,245,040
Harris Co Toll Rd	5.00%		8/15/2031	Aa2	3,000	3,711,360
HI Airport Sys AMT	5.00%		7/1/2031	AA-	1,275	1,558,420
HI Airport Sys AMT	5.00%		7/1/2033	AA-	3,300	4,006,992
HI Airport Sys AMT	5.00%		7/1/2034	AA-	2,000	2,418,900
HI Airport Sys AMT	5.00%		7/1/2036	AA-	5,000	6,007,000
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB	8,000	8,722,480
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2030	BB	2,500	2,795,100
Houston Arpt AMT	5.00%		7/1/2021	A+	5,000	5,333,850
Houston Arpt AMT	5.00%		7/1/2034	A1	4,850	5,852,737
IL State GO	5.00%		11/1/2027	BBB-	5,000	5,791,950
IL Toll Hwy Auth	5.00%		1/1/2027	AA-	1,000	1,146,470
IL Toll Hwy Auth	5.00%		1/1/2028	AA-	2,535	2,895,629
Kansas City Dev Auth Arpt- Terminal Modernization AMT	5.00%		3/1/2038	A	6,205	7,452,205
Kansas City IDA - Kansas City Intl Airport AMT	5.00%		3/1/2038	A	5,000	6,005,000
Kansas City IDA - Kansas City Intl Airport AMT	5.00%		3/1/2039	A	5,000	5,988,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

KY Tpk Auth	5.00%	7/1/2026	Aa3	$5,215	$5,778,794
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000	2,409,800
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	AA-	5,870	6,923,078
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2035	NR	11,410	14,093,974
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2036	NR	10,640	13,097,414
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,780,188
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,529,518
MA Port Auth AMT	5.00%	7/1/2031	AA	7,500	9,385,875
MD EDC - CNX Marine Terminals	5.75%	9/1/2025	BB-	4,500	4,638,420
MD EDC - Maryland Port	5.125%	6/1/2020	NR	310	320,618
MD EDC - Maryland Port	5.125%	6/1/2020	NR	820	848,085
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125	147,240
Met DC Arpt AMT	5.00%	10/1/2031	AA-	5,000	5,941,000
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,360,362
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,615,950
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,719,462
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,980,599
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	4,055,100
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,923,058
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,202,100
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,823,975
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,858,015
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,020,835
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	6,155,500
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	5,000	6,118,050
MTA NY	5.00%	11/15/2021	A1	1,500	1,626,495
MTA NY	5.00%	11/1/2023	A1	5,640	6,259,949
MTA NY	5.00%	11/15/2028	A1	13,690	17,248,989
MTA NY	5.00%	11/15/2029	A1	5,000	6,256,250
MTA NY	5.00%	11/15/2033	A1	4,025	4,912,231
MTA NY	5.25%	11/15/2028	A1	6,355	7,714,144
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,166,950
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,163,739
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	9,852,300
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,192,930
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,339,360
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,614,434
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	448,059
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	365,796
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	940,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	$865	$1,041,477
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,000	5,616,050
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,825,300
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,823,900
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,928,050
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,526,153
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,834,110
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,396,970
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,064,704
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,610,000
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,746,700
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,151,169
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	1,990,380
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,160,170
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,837,850
NV State Highway Rev	5.00%	12/1/2030	AA+	10,000	12,302,200
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,719,809
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	3,500	4,188,310
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	11,000	13,061,510
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450	4,082,971
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	7,400	8,699,070
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,180,570
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,703,840
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,507,333
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	827,708
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,278,520
NY Twy Auth	5.00%	1/1/2026	A1	5,115	6,093,653
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,254,600
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,921,085
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,271,803
Phoenix Arpt	5.00%	7/1/2036	AA-	4,045	4,858,975
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,653,435
PHOENIX AZ CIVIC IMPT CORP AR	5.00%	7/1/2036	A+	5,000	5,985,950
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,166,126
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,592,100
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,844,658
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,776,095
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB+	4,095	4,229,111
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,976,454
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	5,030,360
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,074,040
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2037	AA-	2,420	2,948,286
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2038	AA-	3,250	3,947,938
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	3,330	4,034,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Seattle AMT	5.00%		5/1/2033	A+	$4,045	$4,811,285
PR Hwy & Trans Auth(c)	5.00%		7/1/2033	C	1,215	419,175
PR Hwy & Trans Auth(c)	5.50%		7/1/2023	C	4,305	1,485,225
PR Hwy & Trans Auth(c)	5.50%		7/1/2024	C	3,000	1,035,000
PR Hwy & Trans Auth (AGM)	5.25%		7/1/2032	AA	1,000	1,142,110
Sacramento Co Arpt AMT	5.00%		7/1/2027	A+	5,950	7,420,661
Sacramento Co Arpt AMT	5.00%		7/1/2034	A+	4,000	4,877,560
Salt Lake City Arpt AMT	5.00%		7/1/2029	A+	3,000	3,711,690
Salt Lake City Arpt AMT	5.00%		7/1/2030	A+	2,275	2,742,854
Salt Lake City Arpt AMT	5.00%		7/1/2031	A+	3,000	3,596,790
Salt Lake City Arpt AMT	5.00%		7/1/2032	A+	3,000	3,582,750
Salt Lake City Arpt AMT	5.00%		7/1/2034	A+	14,645	17,659,673
San Francisco Arpt AMT	5.00%		5/1/2026	A+	10,000	10,967,600
San Francisco Arpt AMT	5.00%		5/1/2028	A+	7,550	8,265,136
San Francisco Arpt AMT	5.00%		5/1/2037	A+	15,565	19,000,351
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	A-	7,500	8,549,550
San Jose Arpt	5.00%		3/1/2026	A	1,200	1,402,344
San Jose Arpt	5.00%		3/1/2027	A	2,260	2,632,154
San Jose Arpt	5.00%		3/1/2028	A	1,655	1,921,008
San Jose Arpt AMT	5.00%		3/1/2035	A	1,500	1,773,840
South Jersey Trans Auth	5.00%		11/1/2021	BBB+	5,305	5,695,713
Southeastern PA Transp Auth - Garvee	5.00%		6/1/2023	AA-	2,500	2,674,275
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	7,085,326
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	2,850,374
VA Small Bus Fing - Elizabeth River AMT	5.25%		1/1/2032	BBB	10,500	11,379,480
Wayne CO Arpt AMT	5.00%		12/1/2026	A	1,590	1,898,047
Wayne CO Arpt AMT	5.00%		12/1/2027	A	2,000	2,380,100
Total						887,916,594

Utilities 11.99%

Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	2,645	3,098,247
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,681,160
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2021	NR	45	49,124
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	5,980,850
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,981,400
Central Plains - Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,133,450
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	2,250	2,875,568
Central Plains - Goldman Sachs	5.00	%#(a)	3/1/2050	A3	10,000	11,235,400
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,106,283
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,615,075
Chicago Water	5.00%		11/1/2025	A	2,625	3,077,760
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,363,524
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,848,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Chicago Water (AGM)	5.25%		11/1/2030	AA	$5,510	$6,693,217
Detroit Sewer	5.00%		7/1/2034	A	2,200	2,533,916
Detroit Sewer	5.00%		7/1/2035	A	1,835	2,108,268
Farmington Poll Ctl - AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,459,805
FL Muni Pwr Agy - St Lucie	5.00%		10/1/2021	A2	3,650	3,682,668
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,110,630
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,120,840
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,198,940
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,303,960
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,603,200
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,304,281
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,419,900
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,373,601
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,873,600
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	5,935	6,192,282
KY Pub Energy Auth - Peak Energy	4.00	%#(a)	4/1/2048	A3	15,875	17,263,745
Long Beach Nat Gas - ML	3.117% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A2	4,000	4,104,120
Long Island Power Auth	5.00%		9/1/2034	A-	2,250	2,741,670
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	11,412,600
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A3	4,005	4,990,230
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2036	A	5,055	6,227,507
Main St Nat Gas - ML	5.00%		3/15/2021	A2	2,500	2,633,750
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa1	5,085	5,118,764
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa1	3,000	3,019,920
MEAG - Gen Resolution Projs	5.00%		1/1/2020	A2	6,200	6,307,384
MEAG - Proj 1	5.00%		1/1/2021	A2	4,185	4,399,774
MI Strat Fund - Detroit Edison	1.45	%#(a)	8/1/2029	Aa3	3,500	3,486,805
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	1,000	996,230
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,581,000
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,240,360
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,718,385
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,050,186
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,270,523
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,636,851
New Orleans Sewer	5.00%		6/1/2021	A	400	425,292
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,634,240
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	7,500	8,196,525
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,989,484
NYC Muni Water	4.00%		6/15/2037	AA+	3,630	4,108,979
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	6,036,900
PA Econ Dev - PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,164,250
PEAK Energy - BP	4.00	%#(a)	1/1/2049	A1	13,875	15,317,584
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,184,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Gas Works	5.00%		8/1/2027	A		$1,000	$1,181,130
Philadelphia Gas Works	5.00%		8/1/2028	A		1,250	1,531,625
Philadelphia Gas Works	5.00%		8/1/2029	A		1,700	2,070,124
Philadelphia Gas Works	5.00%		8/1/2030	A		1,425	1,723,523
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+		3,185	3,938,603
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA		5,010	5,855,538
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-		4,750	4,986,360
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-		7,920	8,303,249
Pima Co IDA - Tucson Elec	4.95%		10/1/2020	A-		10,640	11,055,279
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		4,690	4,766,212
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,665,781
PR Elec Pwr Auth(c)	5.00%		7/1/2037	D	(d)	1,035	812,475
PR Elec Pwr Auth(c)	5.00%		7/1/2042	D	(d)	2,390	1,876,150
PR Elec Pwr Auth(c)	5.50%		7/1/2038	D	(d)	2,350	1,859,438
PR Elec Pwr Auth(c)	7.00%		7/1/2033	D	(d)	4,000	3,230,000
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(d)	725	585,438
PR Elec Pwr Auth (AGM)	2.257% (3 Mo. LIBOR * .67 +.52	%)#	7/1/2029	AA		5,720	5,662,800
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,019,320
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,256,400
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3		2,360	2,530,628
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		7,165	9,321,952
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	A3		5,100	6,543,096
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	8,976,673
San Antonio Elec & Gas	5.00%		2/1/2030	Aa1		10,000	12,165,700
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3		14,250	15,457,402
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA		4,000	4,735,600
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA		1,000	1,175,850
TEAC - Goldman Sachs	5.25%		9/1/2021	A3		3,000	3,209,520
TEAC - Goldman Sachs	5.25%		9/1/2024	A3		8,940	10,295,662
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2024	A3		23,000	25,398,210
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3		2,000	2,195,680
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		2,225	2,436,887
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2021	A2		4,710	5,099,234
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2023	A2		2,925	3,341,491
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A2		24,785	28,971,682
Utility Debt Sec Auth - Lipa	5.00%		6/15/2028	AAA		5,915	7,298,400
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3		1,500	1,685,190
WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3		3,050	3,043,626
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-		9,400	9,538,838
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A		3,105	3,340,483
Total							527,424,966
Total Municipal Bonds (cost $4,077,116,865)							4,297,207,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(j)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.75%

Variable Rate Demand Notes 1.75%

General Obligation 0.09%

NYC GO	1.97%	7/1/2019	6/1/2044	Aa1	$500	$500,000
NYC GO	1.97%	7/1/2019	12/1/2047	Aa1	3,485	3,485,000
Total						3,985,000

Housing 0.03%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	2.08%	7/1/2019	7/1/2047	Aaa	1,525	1,525,000

Money Market Securities 0.23%

NYC TFA	1.95%	7/1/2019	11/1/2022	AAA	10,280	10,280,000

Tax Revenue 0.21%

NYC TFA - Future Tax	1.97%	7/1/2019	5/1/2034	AAA	150	150,000
NYC TFA - Future Tax	1.97%	7/1/2019	11/1/2044	AAA	1,900	1,900,000
NYC TFA - Future Tax	2.02%	7/1/2019	11/1/2022	AAA	7,090	7,090,000
Total						9,140,000

Utilities 1.19%

Appling Co Dev - GA Power	2.01%	7/1/2019	9/1/2041	A-	17,790	17,790,000
NYC Muni Water	1.96%	7/1/2019	6/15/2043	AA+	17,490	17,490,000
NYC Muni Water	2.02%	7/1/2019	8/1/2031	AAA	16,900	16,900,000
Total						52,180,000

Total Short-Term Investments (cost $77,110,000)						77,110,000

Total Investments in Securities 99.42% (cost $4,154,226,865)						4,374,317,791

Cash and Other Assets in Excess of Liabilities 0.58%						25,439,672

Net Assets 100.00%						$4,399,757,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

AMT	Income from the security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
GTD	Guaranteed.
NR	Not Rated.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Defaulted (non-income producing security).
(d)	This investment has been rated by Fitch IBCA.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(j)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AMBAC	AMBAC Assurance Corporation.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corporation.
BAM	Build America Mutual.
FGIC	Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	National Public Finance Guarantee Corporation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$345,808,317	$2,842,000	$348,650,317
Lease Obligations	—	301,838,811	247,520	302,086,331
Other Revenue	—	170,329,907	40	170,329,947
Special Tax	—	98,828,791	550,000	99,378,791
Remaining Industries	—	3,376,762,405	—	3,376,762,405
Short-Term Investments
Variable Rate Demand Notes	—	77,110,000	—	77,110,000
Total	$—	$4,370,678,231	$3,639,560	$4,374,317,791
Liabilities
Trust Certificates(3)	$—	$(1,250,000)	$—	$(1,250,000)
Total	$—	$(1,250,000)	$—	$(1,250,000)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$3,639,560
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2019	$3,639,560
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.65%

Corporate-Backed 5.05%

Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2035	BBB-	$740	$434,572
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	8,750	9,346,575
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,821,325
Chandler AZ IDR - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+	4,000	4,135,640
Columbus Co Ind Facs - Intl Paper	5.70%		5/1/2034	BBB	2,165	2,234,605
Courtland IDB - Intl Paper	6.25%		11/1/2033	Baa2	770	781,488
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,083,110
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,851,248
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+	2,250	2,277,023
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B+	3,000	3,261,510
IL State GO	5.00%		12/1/2036	Baa3	6,700	7,458,708
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	14,420	14,949,935
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB	500	529,790
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	3,036,239
Matagorda Co Nav Dist - AEP TX Central(b)	2.60%		11/1/2029	A-	2,100	2,128,560
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	855	541,856
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	3,750	4,014,525
National Fin Auth NH - Covanta†	4.625%		11/1/2042	B1	1,500	1,534,320
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,150,800
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,161,500
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	800	907,816
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	500	546,890
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	6,355	6,697,471
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	5,980	6,453,437
OH Air Quality - AMG Vanadium(b)	5.00%		7/1/2049	B	3,630	3,882,902
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,129,740
PA Econ Dev - US Airways	7.50%		5/1/2020	BB-	1,500	1,563,735
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	1,475	1,546,847
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,079,127
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,017,001
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	5,145	5,543,017
Selma IDB - Intl Paper	6.25%		11/1/2033	BBB	3,230	3,278,192
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	3,300	3,643,695
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B	910	950,140
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,341,980
Warren Co - Intl Paper	5.80%		5/1/2034	BBB	100	103,297
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	2,842,000	(d)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

WI PFA - American Dream†	5.00%	12/1/2027	NR		$5,000	$5,651,450
WI Pub Fin Auth - Celanese	4.05%	11/1/2030	BBB		500	519,335
Total						132,431,401

Education 4.61%

Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		325	372,645
Build NYC Res Corp - NY Law	4.00%	7/1/2045	BBB-		2,445	2,481,357
CA Ed Facs - Stanford Univ	5.00%	5/1/2045	AAA		5,505	7,993,370
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR		1,500	1,662,030
Cap Trust Ed Facs - Advantage Charter Scho	5.00%	12/15/2049	Baa3		1,000	1,079,670
Cap Trust Ed Facs - Advantage Charter Scho	5.00%	12/15/2054	Baa3		700	751,317
Chicago Brd Ed	5.00%	12/1/2044	B+		1,750	1,912,575
Chicago Brd Ed	5.00%	12/1/2046	B+		3,500	3,818,605
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,432,160
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,349,280
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		925	960,871
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475	1,693,256
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,271,740
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	A-		475	508,668
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2049	BBB-		1,640	1,831,601
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	828,111
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-		175	200,274
Hlth & Ed Facs of Nashville Co-Lipscomb U	5.25%	10/1/2058	BBB		4,000	4,749,320
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		2,000	2,002,060
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	500,480
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		2,250	2,256,210
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2		6,000	6,273,480
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2		2,500	2,951,625
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2		1,250	1,471,787
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2		1,000	1,173,230
Miami Dade Cnty Ed Facs - Univ of Miami FL	5.00%	4/1/2053	A-		5,000	5,807,350
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,686,550
NY Dorm - NYU	5.00%	7/1/2030	Aa2		2,155	2,435,172
NY Dorm - NYU	5.00%	7/1/2031	Aa2		4,215	4,780,695
NY Dorm - Pace Univ	5.00%	5/1/2029	NR		10	11,414
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-		245	266,298
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,238,705
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(e)	5,000	5,609,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(e)	$2,450	$2,735,890
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2030	AA		8,000	6,116,400
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		905	941,761
Univ of CT	5.25%	11/15/2047	Aa3		8,000	9,702,080
Univ of Illinois (AGM)	4.00%	4/1/2038	AA		4,965	5,422,823
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		7,055	8,122,492
WI PFA - Wingate Univ	5.25%	10/1/2038	BBB		2,220	2,556,530
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB		1,000	1,142,010
Total						121,101,542

Financial Services 0.56%

Berks Co IDA - Tower Hlth	5.00%	11/1/2047	A		5,850	6,707,785
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	5,268,600
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,680,800
Total						14,657,185

General Obligation 15.79%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		550	590,882
Beaverton Sch Dist	5.00%	6/15/2036	AA+		8,000	9,693,600
Bellwood GO	6.15%	12/1/2032	A		2,765	3,138,745
CA State GO	4.00%	9/1/2037	AA-		5,000	5,508,800
CA State GO	5.00%	4/1/2032	AA-		2,450	3,305,417
CA State GO	5.00%	2/1/2033	AA-		10,000	10,908,600
CA State GO	5.00%	8/1/2038	AA-		3,700	4,395,674
CA State GO	5.25%	8/1/2032	AA-		7,500	9,003,975
CA State GO	5.375%	11/1/2035	AA-		400	421,140
CA State GO	5.50%	3/1/2040	AA-		10,225	10,500,155
CA State GO	5.60%	3/1/2036	AA-		7,330	7,534,067
Carlsbad USD	3.125%	8/1/2048	Aa1		2,000	1,993,580
Chicago Brd Ed	5.00%	12/1/2029	B+		2,000	2,286,500
Chicago Brd Ed	5.00%	12/1/2030	B+		2,070	2,350,713
Chicago Brd Ed	5.00%	12/1/2031	B+		1,000	1,129,860
Chicago Brd Ed	5.00%	12/1/2042	B+		575	600,036
Chicago Brd Ed	5.00%	12/1/2046	B+		1,500	1,642,530
Chicago Brd Ed	6.50%	12/1/2046	B+		1,100	1,314,610
Chicago Brd Ed†	7.00%	12/1/2046	B+		1,200	1,495,380
Chicago GO	5.00%	1/1/2026	BBB+		4,950	5,555,682
Chicago GO	5.00%	1/1/2033	BBB+		2,340	2,427,305
Chicago GO	5.00%	1/1/2034	BBB+		4,150	4,296,495
Chicago GO	5.00%	1/1/2034	BBB+		5,500	5,867,345
Chicago GO	5.00%	1/1/2040	BBB+		5,000	5,119,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO	5.50%	1/1/2034	BBB+	$2,400	$2,655,192
Chicago GO	5.50%	1/1/2035	BBB+	230	253,934
Chicago GO	5.50%	1/1/2037	BBB+	2,745	3,018,429
Chicago GO	5.50%	1/1/2042	BBB+	250	272,935
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,458,700
Chicago GO	5.50%	1/1/2049	BBB+	10,625	12,080,944
Chicago GO	5.625%	1/1/2030	BBB+	275	320,741
Chicago GO	6.00%	1/1/2038	BBB+	19,330	22,500,700
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,609,406
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,143,400
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,452,161
Cook Co GO	5.00%	11/15/2034	AA-	500	565,305
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,127,090
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,610,490
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,074,900
CT State GO	5.00%	6/15/2033	A1	1,250	1,512,300
CT State GO	4.00%	6/15/2037	A1	975	1,080,554
CT State GO(f)	5.00%	12/1/2022	AA	10,000	10,743,350
CT State GO(f)	5.00%	12/1/2023	AA	10,000	10,743,350
CT State GO	5.00%	6/15/2032	A1	1,250	1,516,887
CT State GO	5.00%	4/15/2036	A1	1,150	1,391,627
CT State GO	5.00%	6/15/2038	A1	1,000	1,188,730
CT State GO	5.00%	4/15/2039	A1	1,650	1,977,624
Delaware Co IDA - Covanta	5.00%	7/1/2043	BB-	500	506,060
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,034,360
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,407,610
HI State GO(f)	5.00%	8/15/2030	AA	10,000	10,864,700
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	7,741,369
Howard Co MD	3.00%	8/15/2039	AAA	1,915	1,927,084
Howard Co MD	3.00%	8/15/2040	AAA	1,560	1,563,510
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa2	225	229,833
IL State GO	4.00%	6/1/2034	BBB-	3,010	3,106,561
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,274,960
IL State GO	5.00%	11/1/2028	BBB-	7,795	8,985,920
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,868,940
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,274,227
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,796,006
IL State GO	5.00%	5/1/2038	BBB-	4,515	5,026,685
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,872,522
IL State GO	5.50%	7/1/2033	BBB-	9,470	10,421,167
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,833,747
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,203,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	$500	$584,905
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,048,670
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,141,500
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,932,646
MA State GO	3.00%	4/1/2041	Aa1	7,000	7,016,450
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,091,880
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,781,675
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,857,840
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	8,055	5,807,333
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,868,302
NYC GO	5.00%	8/1/2027	Aa1	6,575	7,510,622
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,192,100
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,686,414
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,544,731
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,799,737
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,267,680
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,396,270
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,130,650
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,381,800
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,148,990
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,271,138
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,824,937
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,329,221
PR Comwlth GO(c)	4.75%	7/1/2018	NR	370	273,800
PR Comwlth GO(c)	5.50%	7/1/2027	Ca	1,040	611,000
PR Comwlth GO(c)	5.50%	7/1/2039	Ca	3,000	1,762,500
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	156,460
San Diego USD	3.25%	7/1/2048	Aa2	3,815	3,893,207
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,763,000
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	502,181
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	198,905
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	826,485
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	575,830
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA-	5,000	5,796,800
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,270,960
Wilkes Barre PA School District (BAM)	5.00%	4/15/2059	AA	2,500	2,921,925
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	1,575	1,397,560
Yosemite CCD	5.00%	8/1/2029	Aa2	500	601,075
Total					414,485,560

Health Care 16.00%

Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA	300	326,937
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA	345	375,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		$2,160	$2,356,128
Allegheny Co Hsp - Allegheny Hlth	4.00%	4/1/2044	A		10,645	11,408,992
Allegheny County Health Network	4.00%	4/1/2037	A		3,120	3,392,314
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	A+		7,065	7,666,585
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,153,570
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,615	2,746,038
Berks Co IDA - Tower Hlth	4.00%	11/1/2047	A		2,220	2,336,039
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-		2,000	2,171,020
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		5,245	5,664,338
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		6,940	7,907,644
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,875	2,033,887
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		4,500	4,757,760
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		2,500	2,561,575
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		6,875	7,625,131
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		3,375	3,915,101
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	A-	(e)	110	111,915
Cass Co - Essentia Hlth Rmkt (AGC)	5.125%	2/15/2037	AA		5,000	5,099,650
Cnty of Lucas OH - ProMedica Hlth	5.25%	11/15/2048	Baa1		7,350	8,641,027
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A2		280	304,755
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	BBB+		750	791,798
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	BBB+		165	166,178
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	680,314
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	580,720
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	142,408
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	152,639
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,925	10,279,993
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		5,250	6,027,945
Dekalb CO Hsp - Children’s Healthcare	5.00%	11/15/2029	AA+		530	536,895
Denver Hlth & Hsp Auth	2.789% (3 Mo. LIBOR * .67 + 1.10%)#	12/1/2033	BBB		4,640	4,591,698
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	768,677
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-		1,370	1,600,818
Duluth Econ Dev Auth- Essentia Health	5.25%	2/15/2058	A-		17,000	19,752,130
Fairview Health Services	5.00%	11/15/2049	A+		5,400	6,332,742
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,576,455
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(e)	4,880	5,398,402
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	6,086,498
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,449,735
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		2,000	2,121,700
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	AA+		235	266,382
IL Fin Auth - Northwestern Mem Hsp(f)	5.75%	1/1/2026	AA+		2,500	2,512,338
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa3		1,500	1,665,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		$415	$438,501
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,034,608
LA PFA - Ochsner Clinic	6.25%	5/15/2031	A3		8,090	8,819,233
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(e)	1,350	1,434,902
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	5,896,990
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		1,500	1,581,960
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB		1,250	1,477,850
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,199,725
MA DFA - CareGroup	5.00%	7/1/2048	A		4,000	4,643,760
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,490,600
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,159,880
MA DFA - Wellforce Hlth	4.00%	7/1/2044	BBB+		3,565	3,775,798
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,160,782
Martin Co Hlth - Cleveland Clinic	4.00%	1/1/2046	AA		10,000	10,856,800
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	A+		930	1,019,457
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,250	3,457,577
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		10,000	11,595,700
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,080	7,918,626
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,501,777
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,542,342
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,635	12,589,768
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	661,466
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	433,424
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,313,725
Meadville Med Center	6.00%	6/1/2046	NR		950	1,082,506
Meadville Med Center	6.00%	6/1/2051	NR		1,115	1,260,842
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(e)	1,000	1,029,960
MI Fin Auth - Henry Ford Hlth	4.00%	11/15/2050	A		7,370	7,970,876
MI Fin Auth - Henry Ford Hlth	5.00%	11/15/2048	A		3,800	4,520,176
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,000	4,326,680
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		2,875	3,052,416
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,196,610
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(e)	3,150	3,435,862
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(e)	1,300	1,415,063
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,878,585
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,098,376
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,548,760
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,516,749
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,826,013
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,218,184
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,133,670
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	652,842
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,810,253
NC Med Care Comm - Novant Hlth(b)	4.00%	11/1/2052	AA-		8,000	8,636,320
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	155,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - Montefiore	4.00%	8/1/2036	BBB		$1,450	$1,576,280
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		1,650	1,782,264
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,000	1,205,620
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		1,010	1,212,879
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		1,000	1,196,670
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,527,305
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,153,780
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,150,460
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,449,032
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		2,400	2,453,376
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa2		5,640	5,759,060
OK DFA - OU Med	5.50%	8/15/2057	Baa3		4,400	5,213,824
Oroville - Oroville Hsp	5.25%	4/1/2039	BB+		1,000	1,176,130
Oroville - Oroville Hsp	5.25%	4/1/2049	BB+		750	865,988
Oroville - Oroville Hsp	5.25%	4/1/2054	BB+		1,000	1,149,970
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,561,210
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,197,619
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,130,320
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,325,417
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	270,935
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,387,387
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	875	946,671
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	800	863,096
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,082,459
Tempe IDA - ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,302,019
UCal Med Ctr	5.25%	5/15/2038	AA-		660	746,744
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,384,350
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,259,015
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,486,480
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	116,387
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	31,723
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	8,019,391
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	864,587
WI PFA - MD Proton†	6.125%	1/1/2033	NR		1,500	1,640,145
WI PFA - MD Proton†	6.375%	1/1/2048	NR		1,000	1,070,620
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	1,483,600
Total						419,851,813

Housing 1.47%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	340,365
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	NR		650	732,049
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,543,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		$5,500	$5,931,585
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,330	1,308,880
Los Angeles Hsg	6.25%	6/1/2034	A		4,220	4,232,449
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(e)	3,500	3,798,865
MA ST Hsg Fin Agncy	3.60%	12/1/2059	AA		5,845	5,865,633
NYC HDC	3.45%	5/1/2059	AA+		10,000	10,035,000
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,151,870
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,085,890
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,500	1,614,450
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,068,700
Total						38,709,080

Lease Obligations 7.16%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		5,600	6,083,728
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+		535	578,089
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,279,705
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,707,650
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	484,457
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA		6,430	7,279,403
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,487,270
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2		250	265,923
Houston Co Coop Dist - Country Crossing	Zero Coupon	6/7/2013	NR		1,768	247,520	(d)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,925,810
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865	967,650
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+		6,500	7,133,880
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+		3,000	3,268,260
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+		3,145	3,418,521
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+		5,000	5,972,000
KY Bond Dev Corp - Lexington Conv	4.00%	9/1/2048	A+		4,440	4,762,566
Los Angeles USD COP	5.00%	10/1/2025	A		1,000	1,110,340
NJ Ed Facs - Higher Ed	4.00%	9/1/2029	BBB+		5,445	5,765,438
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+		1,000	1,139,840
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		6,050	6,760,451
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB		7,500	8,419,800
NJ EDA - Sch Facs	3.50% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		5,125	5,145,090
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		3,845	4,191,165
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(e)	4,800	5,356,080
NJ EDA - Sch Facs	5.50%	6/15/2031	BBB+		1,350	1,590,354
NJ EDA - State House	5.00%	6/15/2043	BBB+		4,500	5,093,325
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		4,200	4,855,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Trans Trust Fund	Zero Coupon	12/15/2028	BBB+		$10,000	$7,497,700
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,935	1,285,962
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+		375	194,730
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		6,420	3,189,905
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		4,425	5,002,020
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,486,330
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,770,296
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+		3,500	4,022,620
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+		2,215	2,347,656
NJ Trans Trust Fund	5.00%	6/15/2046	BBB+		5,000	5,643,950
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		6,330	7,297,351
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA		10,000	11,070,500
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA		6,000	6,625,080
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA		545	658,758
PA COPS	5.00%	7/1/2043	A2		125	146,769
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,695,549
VA Clg Bldg Auth	3.00%	2/1/2039	AA+		9,675	9,696,575
Total						187,921,224

Other Revenue 5.50%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		8,400	8,856,792
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BBB-		5,905	6,306,481
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-		2,340	2,766,535
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		2,500	2,802,200
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,729,289
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2048	BBB-		1,650	1,900,899
City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA		2,000	2,319,560
Cleveland Arpt	5.00%	1/1/2030	A		2,555	2,750,432
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB+		275	291,153
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,127,730
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR		7,825	8,534,806
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		500	537,925
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,935	2,164,955
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	NR		1,000	1,181,640
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	NR		1,000	1,181,640
Denver Conv Ctr	5.00%	12/1/2034	Baa2		1,000	1,159,400
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	B+	(e)	5,500	5,906,175
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA		1,000	1,212,770
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA		1,000	1,209,500
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA		1,000	1,200,430
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB		100	105,500
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB		725	757,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	$125	$137,313
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	6,000	6,668,460
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B	1,250	1,255,550
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	AA-	7,120	8,083,122
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	NR	250	251,768
Long Beach Nat Gas - ML	3.137% (3 Mo. LIBOR * .67 + 1.45%)#	11/15/2027	A2	9,000	9,265,500
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3	6,500	8,772,725
Main St Nat Gas - Macquarie	5.00%	5/15/2037	A3	2,990	3,904,641
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	2,100	2,440,956
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	8,150	10,989,949
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+	11,000	11,778,140
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR	2,250	1,776,510	(d)
Middlesex Co Impt Auth - Heldrich Ctr(c)	6.125%	1/1/2025	NR	1,250	13,125
Middlesex Co Impt Auth - Heldrich Ctr(c)	6.25%	1/1/2037	NR	1,700	17,850
NJ EDA - Team Academy	6.00%	10/1/2043	BBB	3,500	3,941,910
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A+	500	528,710
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3	7,000	7,002,450
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	154,946
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3	3,995	4,354,031
Total					144,340,926

Special Tax 2.64%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	267,155
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,845	2,092,470
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	4,800	5,057,472
CT Spl Tax - Trans Infra	5.00%	8/1/2034	A+	3,600	4,143,708
CT Spl Tax - Trans Infra	5.00%	1/1/2037	A+	7,000	8,307,320
CT Spl Tax - Trans Infra	5.00%	1/1/2038	A+	4,250	5,028,642
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	4,115	1,975,200
Gramercy Farms Cmnty Dev Dist(c)	5.25%	5/1/2039	NR	1,340	214
Houston Co Coop Dist - Country Crossing(c)	10.00%	5/1/2039	NR	5,000	550,000	(d)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	4,875	5,569,444
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	548,975
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,741,826
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.856% (CPI Based )#	3/1/2024	Baa1	5,000	5,169,400
Orange Co CFD - Esencia	5.25%	8/15/2045	NR	500	563,940
PA COPS	4.00%	7/1/2046	A2	2,375	2,582,219
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,500	1,744,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		$1,400	$1,620,374
Riverside RDA - Housing~	Zero Coupon	10/1/2041	A		11,195	14,434,273
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+		1,000	1,091,690
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+		1,400	1,528,366
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A+		660	708,418
Sparks Tourism Impt Dist	6.50%	6/15/2020	Ba3		320	320,320
Sparks Tourism Impt Dist	6.75%	6/15/2028	Ba3		2,500	2,502,375
Stone Canyon CID(c)	5.70%	4/1/2022	NR		1,000	280,000
Stone Canyon CID(c)	5.75%	4/1/2027	NR		1,300	364,000
Total						69,192,511

Tax Revenue 5.06%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,583,470
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,114,541
Chicago Brd Ed - CIT	5.00%	4/1/2042	A	(e)	1,800	1,977,894
Chicago Brd Ed - CIT	5.00%	4/1/2046	A	(e)	2,050	2,246,779
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,750	4,102,387
Hudson Yards	5.75%	2/15/2047	Aa2		355	378,668
Las Vegas Convention Auth Ctr	5.00%	7/1/2043	Aa3		9,500	11,226,150
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA		1,000	1,095,580
MA Sch Bldg Auth - Sales Tax(f)	5.00%	2/1/2028	AA+		20,000	21,567,200
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+		2,330	2,390,114
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BBB		3,565	3,917,721
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BBB		4,415	4,903,476
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,145	1,211,297
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	588,204
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB		10,480	7,383,474
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB		20,000	10,821,800
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB		15,000	7,732,950
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915	1,027,408
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3		2,750	3,214,722
NY UDC - PIT	5.00%	3/15/2033	AA+		750	839,790
NYC TFA - Future Tax	4.00%	5/1/2037	AAA		3,000	3,311,730
NYC TFA - Future Tax	4.00%	8/1/2042	Aa1		1,000	1,092,940
NYC TFA - Future Tax	4.00%	5/1/2044	AAA		1,000	1,096,640
NYC TFA - Future Tax	5.00%	2/1/2036	AAA		1,000	1,137,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	$128	$108,954
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	244	187,067
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	238	167,088
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	1,940	1,216,244
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,345	1,312,403
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	3,291	756,765
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,681	455,609
PR Corp Sales Tax	4.50%	7/1/2034	NR	253	261,678
PR Corp Sales Tax	4.55%	7/1/2040	NR	129	129,323
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,303	1,260,653
PR Corp Sales Tax	4.75%	7/1/2053	NR	940	916,086
PR Corp Sales Tax	4.75%	7/1/2053	NR	39	36,901
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,500	4,511,250
PR Corp Sales Tax	5.00%	7/1/2058	NR	522	506,340
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA	4,725	5,048,757
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA	6,800	7,248,596
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A+	275	294,176
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	4,190	4,538,943
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A+	530	577,716
Sonoma Marin Area Rail	5.00%	3/1/2028	AA	510	560,184
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,263,851
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,250	2,506,995
Total					132,828,234

Tobacco 3.79%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	20,000	1,165,200
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	31,370
Buckeye Tobacco	5.125%	6/1/2024	B-	9,920	9,610,794
Buckeye Tobacco	5.75%	6/1/2034	B-	3,835	3,734,331
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	4,906,900
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,954,050
Golden St Tobacco	5.00%	6/1/2030	A+	500	572,305
Golden St Tobacco	5.00%	6/1/2047	NR	5,000	5,006,250
Golden St Tobacco	5.00%	6/1/2047	NR	8,130	8,140,162
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,429,688
MI Tob Settlement	5.125%	6/1/2022	B-	555	555,627
PA Tob Settlement	5.00%	6/1/2035	A1	1,245	1,485,571
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	16,332,300
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,973,475
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	6,117,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		$5,895	$5,895,825
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		205	205,002
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,107,880
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		3,760	4,036,510
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		7,050	8,029,245
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,855	3,814,947
TSASC	5.00%	6/1/2035	A-		1,390	1,594,886
TSASC	5.00%	6/1/2036	A-		620	708,772
TSASC	5.00%	6/1/2048	NR		4,200	4,039,602
Total						99,448,161

Transportation 20.16%

AL Port Auth (AGM)	5.00%	10/1/2036	AA		750	877,350
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,339,620
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,335,420
Atlanta Arpt	5.25%	1/1/2030	Aa3		635	669,906
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-		2,000	2,300,440
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-		4,000	4,557,880
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,247,877
CA Muni Fin Auth - LINXS AMT	4.00%	12/31/2047	BBB+	(e)	10,250	10,894,212
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2038	BBB+	(e)	5,000	5,895,600
CA Muni Fin Auth - LINXS AMT (AGM)	4.00%	12/31/2047	A2		3,630	3,899,310
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2047	BBB+	(e)	3,500	4,078,060
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A2		4,075	4,718,605
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,052,105
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,679,200
Central TX Tpk	5.00%	8/15/2033	BBB+		5,750	6,489,220
Central TX Tpk	5.00%	8/15/2037	BBB+		1,000	1,118,340
Charlotte Arpt	5.00%	7/1/2033	AA-		575	612,272
Chicago Midway Arpt	4.00%	1/1/2034	A		1,000	1,085,600
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	14,625,225
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,056,245
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,000	1,189,650
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	296,682
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB+		2,500	2,870,400
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,593,800
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,037,619
CT Airport Auth - Ground Trans Proj (AMT)	5.00%	7/1/2049	A-		2,300	2,721,176
CT Airport Auth - Ground Trans Proj AMT	4.00%	7/1/2049	A-		3,600	3,845,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Delaware River Port Auth	5.00%	1/1/2029	A+	$470	$537,243
Delaware River Port Auth	5.00%	1/1/2034	A+	8,000	9,048,880
Denver City & Co Arpt	4.00%	12/1/2043	A	5,000	5,526,200
DFW Arpt	5.00%	11/1/2030	A+	850	957,653
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A	4,200	2,859,822
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A	7,720	3,534,756
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2	2,430	2,813,089
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2	1,000	1,143,230
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2	2,000	2,267,320
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA	500	533,125
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-	5,000	3,242,100
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-	875	1,013,346
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-	9,000	10,561,950
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-	8,000	9,375,520
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1	7,500	7,930,800
Hampton Roads Trans Commn	5.50%	7/1/2057	NR	7,500	9,200,625
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	549,975
HI Arpt	5.00%	7/1/2034	AA-	3,000	3,093,840
HI Arpt Sys AMT	5.00%	7/1/2048	AA-	11,905	14,016,471
HI Arpts AMT	5.00%	7/1/2041	AA-	5,000	5,674,300
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB	4,000	4,427,720
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB	2,500	2,692,900
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2054	A	13,835	16,133,685
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,695	3,954,278
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	732,500
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA	4,000	4,559,680
MA Port Auth AMT	4.00%	7/1/2046	AA	5,465	5,819,624
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,708,665
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,759,906
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	375	441,720
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	878,670
MD Trans - Baltimore Intl Arpt AMT	3.00%	6/1/2036	A+	7,310	7,319,722
Met DC Arpt	5.00%	10/1/2035	AA-	255	265,103
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,784,917
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,273,320
Met DC Arpt AMT	5.00%	10/1/2035	AA-	4,525	5,311,083
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-	500	569,910
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-	550	624,322
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-	1,160	1,310,000
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	4,435	5,138,391
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A	2,500	2,884,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Miami Dade Co Expwy Auth	5.00%	7/1/2027	A		$160	$182,930
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A		515	588,017
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(e)	5,900	6,652,309
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+		575	661,647
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,277,080
MTA NY	4.00%	11/15/2046	A1		4,000	4,331,520
MTA NY	5.00%	11/15/2030	A1		5,095	5,626,561
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB		1,350	1,575,382
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA		14,255	15,657,549
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA		1,000	1,094,700
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	A3		2,750	3,140,885
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	A3		1,000	1,138,240
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	6,057,950
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		5,305	5,680,488
North TX Twy Auth	5.00%	1/1/2031	A		250	282,968
North TX Twy Auth	5.00%	1/1/2040	A+		4,350	4,785,174
North TX Twy Auth	5.00%	1/1/2048	A		5,000	5,859,450
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3		3,100	3,319,821
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3		5,000	5,937,050
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3		2,700	3,195,369
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3		2,250	2,644,987
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		4,850	5,326,270
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	15,743,401
NY Twy Auth (AGM)	4.00%	1/1/2051	AA		2,725	2,920,709
OK St Turnpike Auth	4.00%	1/1/2048	AA-		5,750	6,213,450
PA Tpk Commn	4.00%	12/1/2038	A3		3,425	3,689,376
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	3,700,690
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,536,750
PA Tpk Commn	5.00%	12/1/2039	A+		750	854,978
PA Tpk Commn	5.00%	12/1/2044	A3		2,500	2,933,350
Philadelphia Airport AMT	5.00%	7/1/2042	A		4,440	5,138,856
Port Auth NY & NJ	4.00%	9/1/2043	AA-		2,000	2,214,520
Port Auth NY & NJ	5.25%	10/15/2055	AA-		3,675	4,357,558
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,875	1,992,244
Port Oakland AMT	5.00%	5/1/2028	A+		2,350	2,495,512
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-		2,000	2,250,100
PR Hwy & Trans Auth(c)	4.00%	7/1/2017	NR		240	82,200
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA		2,000	2,284,220
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA		2,000	2,341,460	(d)
Regional Trans Dist COP	5.375%	6/1/2031	AA-		5,685	5,874,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Sacramento Co Arpt	5.00%	7/1/2041	A	$8,000	$9,360,560
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	512,434
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,547,070
San Diego Arpt	5.00%	7/1/2040	A	945	976,752
San Francisco Arpt AMT	4.00%	5/1/2049	A+	1,500	1,639,410
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,317,100
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,914,200
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,600,225
San Jose Arpt	5.00%	3/1/2047	A	750	884,250
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,243,884
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,386,650
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,115	5,802,763
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3	2,150	886,359
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2042	Baa3	2,500	922,100
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2046	Baa3	1,000	298,020
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3	2,625	3,030,956
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,622,691
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,610,936
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,362,213
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,919,861
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,408,968
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,697,408
Total					529,142,746

Utilities 11.86%

Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,802,010
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,446,635
Baltimore Water	4.00%	7/1/2049	AA-	5,850	6,373,692
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,808,797
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,650,300
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	2,000	2,103,140
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,259,025
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	6,750	6,969,105
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	606,955
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,988,105
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	14,614,200
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,855,751
Chicago Water	5.00%	11/1/2029	A	4,560	5,433,742
Chicago Water	5.00%	11/1/2036	A	1,775	2,055,574
Chicago Water	5.00%	11/1/2039	A	3,455	3,829,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Chicago Water (AGM)	5.00%	11/1/2036	AA		$3,000	$3,498,390
Chicago Water (AGM)	5.00%	11/1/2037	AA		2,500	2,906,350
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	A		2,125	2,132,650
CO Public Auth - ML	6.50%	11/15/2038	A2		4,270	6,296,072
Compton Water	6.00%	8/1/2039	NR		5,500	5,514,520
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3		9,000	9,315,450
Detroit Sewer	5.00%	7/1/2034	A		1,980	2,280,524
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA		4,000	4,585,440
Gainesville Utility	5.25%	10/1/2034	AA-		150	156,918
HI Dept Budget - Hawaiian Electric AMT	3.10%	5/1/2026	Baa2		6,235	6,412,199
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB		350	331,468
Jefferson Co Sewer	6.50%	10/1/2053	BBB		2,000	2,396,560
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA		1,000	793,050
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA		4,875	3,624,855
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA		3,555	4,072,288
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	A-		5,000	5,757,600
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-		5,000	5,724,750
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-		4,735	5,045,805
Long Beach Nat Gas - ML	5.50%	11/15/2037	A2		7,220	9,878,404
Louisville/Jeff CO Met Swr Dist	3.25%	5/15/2046	Aa3		2,450	2,443,728
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA		9,710	10,507,482
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A		2,970	3,403,501
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	2/1/2040	Baa1		5,085	5,118,764
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	4/1/2040	Baa1		3,000	3,019,920
New Orleans Water	5.00%	12/1/2034	A-		1,000	1,117,360
Norfolk Water	5.25%	11/1/2028	AA+		1,000	1,228,510
North Sumter Co Util Dep Dist	5.375%	10/1/2030	AA-		5,240	5,489,738
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA		520	521,440
NYC Muni Water	5.00%	6/15/2036	AA+		500	574,055
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+		4,000	4,627,760
Paducah Electric (AGM)	5.00%	10/1/2033	AA		1,000	1,165,590
Paducah Electric (AGM)	5.00%	10/1/2034	AA		1,000	1,158,290
Paducah Electric (AGM)	5.00%	10/1/2035	AA		1,000	1,151,440
Philadelphia Gas Works	5.00%	8/1/2029	A		2,000	2,344,260
Philadelphia Gas Works	5.00%	8/1/2030	A		1,500	1,749,825
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+		3,355	3,939,072
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+		6,610	7,874,625
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A-		5,040	5,328,338
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca		3,240	3,276,450
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Ca		3,000	3,082,500
PR Elec Pwr Auth(c)	2.437% (3 Mo. LIBOR * .67 + .70%)#	7/1/2031	D	(e)	4,000	2,900,000	(d)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(c)	5.00%	7/1/2028	D	(e)	$270	$211,950
PR Elec Pwr Auth(c)	5.25%	7/1/2028	D	(e)	880	693,000
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA		280	280,795
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	A3		3,465	4,392,061
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	A3		14,045	18,273,107
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	A3		3,685	4,520,353
Southern CA Pub Pwr Auth - Goldman Sachs	3.198% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		3,090	2,993,438
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3		1,490	1,900,555
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(e)	3,000	3,647,730
Texas Water Dev Brd	4.00%	10/15/2037	AAA		7,760	8,700,590
Trimble Env Facs - Louisville Gas & Elec	3.75%	6/1/2033	A1		12,500	13,290,500
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3		950	1,047,537
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		4,445	4,879,899
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,965	10,913,967
Total						311,287,769
Total Municipal Bonds (cost $2,455,989,462)						2,615,398,152

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.36%

Variable Rate Demand Notes 0.36%

General Obligation 0.18%

NYC GO	1.95%	7/1/2019	3/1/2034	Aa1	4,600	4,600,000

Housing 0.10%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	2.08%	6/28/2019	7/1/2047	Aaa	2,500	2,500,000

Utilities 0.08%

NYC Muni Water	2.02%	7/1/2019	8/1/2031	AAA	2,200	2,200,000

Total Short-Term Investments (cost $9,300,000)						9,300,000

Total Investments in Municipal Bonds 100.01% (cost $2,465,289,462)						2,624,698,152

Liabilities in Excess of Cash and Other Assets(h) (0.01%)						(215,115)

Net Assets 100.00%						$2,624,483,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

AMT	Income from the security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
GTD	Guaranteed.
NR	Not Rated.
TCRS	Temporary Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AMBAC	AMBAC Assurance Corporation.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corporation.
BAM	Build America Mutual.
FGIC	Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	National Public Finance Guarantee Corporation.

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2019	245	Short	$(37,395,191)	$(38,120,468)	$(725,277)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$129,589,401	$2,842,000	$132,431,401
Lease Obligations	—	187,673,704	247,520	187,921,224
Other Revenue	—	142,564,416	1,776,510	144,340,926
Special Tax	—	68,642,511	550,000	69,192,511
Transportation	—	526,801,286	2,341,460	529,142,746
Utilities	—	308,387,769	2,900,000	311,287,769
Remaining Industries	—	1,241,081,575	—	1,241,081,575
Short-Term Investments
Variable Rate Demand Notes	—	9,300,000	—	9,300,000
Total	$—	$2,614,040,662	$10,657,490	$2,624,698,152
Liabilities
Trust Certificates(3)	$—	$(26,250,000)	$—	$(26,250,000)
Total	$—	$(26,250,000)	$—	$(26,250,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(725,277)	—	—	(725,277)
Total	$(725,277)	$—	$—	$(725,277)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$4,929,227
Accrued Discounts (Premiums)	(12,818)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(120,486)
Purchases	3,159,849
Sales	—
Transfers into Level 3	3,991,425
Transfers out of Level 3	(1,289,707)
Balance as of June 30, 2019	$10,657,490
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$(120,486)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.58%

Corporate-Backed 10.91%

Allegheny Co IDA - US Steel	6.55%		12/1/2027	B	$1,115	$1,172,411
Allegheny Co IDA - US Steel	6.875%		5/1/2030	B	6,050	6,095,980
AR DFA- Big River Steel AMT†	4.50%		9/1/2049	B	32,000	33,269,760
Arista Met District	5.125%		12/1/2048	NR	3,500	3,654,420
Beauregard Parish - Office Max	6.80%		2/1/2027	B1	5,000	5,069,750
Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2044	BBB-	2,000	806,420
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,584,299
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,613,620
Cleveland Arpt - Continental Airlines AMT	5.375%		9/15/2027	BB	15,240	15,279,167
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	654,994
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,570,920
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	3,300	3,602,577
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa3	3,565	3,707,208
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B+	24,910	27,081,405
MD EDC - Chesapeake Bay Hyatt(a)	5.00%		12/1/2016	NR	3,430	2,173,763
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,705,400
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,361,920
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	10,500	10,839,150
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	5,125	5,540,996
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB	9,460	10,370,998
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB	5,965	5,979,077
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	BB	1,885	2,102,868
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB	2,600	2,985,086
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	35,725	39,075,290
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	6,135	6,620,708
OH Air Quality - AMG Vanadium(b)	5.00%		7/1/2049	B	7,370	7,883,468
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,329,088
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	10,500	11,181,135
PA Econ Dev - Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,061,450
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	2,460	2,579,827
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,089,200
Rumford Solid Waste - Office Max AMT	6.875%		10/1/2026	B1	1,500	1,520,925
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	27,000	29,812,050
VA Small Bus Fing - Covanta AMT†	5.00	%#(c)	1/1/2048	B	3,150	3,288,946
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	925	1,009,786
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,683,960
West Pace Coop Dist(a)	9.125%		5/1/2039	NR	13,770	7,986,600	(d)
WI PFA - American Dream†	6.75%		12/1/2042	NR	1,000	1,181,450
WI PFA - Natl Gypsum AMT	5.25%		4/1/2030	NR	2,500	2,747,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB+	$6,000	$6,392,880
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB	3,220	3,393,172
WI Pub Fin Auth - Celanese AMT	5.00%	12/1/2025	BBB	1,950	2,234,719
Total					311,294,768

Education 6.03%

AZ IDA - Academy of Math & Science Proj†	5.625%	7/1/2048	BB	2,235	2,402,334
AZ IDA - Academy of Math & Science Proj†	5.75%	7/1/2053	BB	3,000	3,232,440
AZ IDA - American Charter Sch†	5.00%	7/1/2022	BB+	1,880	1,945,255
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	B+	11,500	11,849,830
CA Muni Fin - William Jessup U	5.00%	8/1/2039	NR	2,000	2,217,060
CA Muni Fin - William Jessup U	5.00%	8/1/2048	NR	5,350	5,845,838
Cap Trust Ed Facs - Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000	1,079,670
Cap Trust Ed Facs - Advantage Charter Scho	5.00%	12/15/2054	Baa3	705	756,684
Cap Trust Ed Facs - Renaissance Charter†	5.00%	6/15/2039	NR	1,950	2,022,930
Cap Trust Ed Facs - Renaissance Charter†	5.00%	6/15/2049	NR	9,815	10,110,824
Chicago Brd Ed	5.00%	12/1/2044	B+	1,000	1,092,900
Chicago Brd Ed	5.00%	12/1/2046	B+	2,500	2,727,575
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR	6,500	6,969,560
Columbus-Franklin Co Fin - Ohio Dominican U	6.50%	3/1/2048	NR	2,000	2,126,280
Columbus-Franklin Co Fin - Ohio Dominican U	6.50%	3/1/2053	NR	3,000	3,168,300
CT Hlth & Ed - Connecticut State Univ	3.00%	11/1/2035	A1	3,100	3,105,549
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	1,420	1,475,068
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2048	NR	3,200	3,475,328
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2053	NR	3,250	3,499,145
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2039	BBB-	2,250	2,550,240
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2049	BBB-	4,480	5,003,398
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2037	BB+	1,500	1,682,220
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+	9,645	10,649,816
Glenville Clg	5.00%	6/1/2037	NR	1,500	1,555,485
Glenville Clg	5.25%	6/1/2047	NR	4,050	4,214,632
Hlth & Ed Facs of Nashville Co-Lipscomb U	5.25%	10/1/2058	BBB	3,400	4,036,922
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	4,325	4,329,152
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3	4,000	4,003,120
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3	2,500	2,501,550
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3	4,450	4,462,282
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	5,250	5,866,822
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3	5,500	6,049,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB	$1,500	$1,581,045
NY Dorm - Yeshiva Univ	5.00%	11/1/2031	B3	1,475	1,544,945
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB	2,500	2,634,850
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB	1,325	1,414,928
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB	3,080	3,278,198
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1	2,060	2,202,861
Pima IDA - American Leadership Acad†	5.00%	6/15/2047	NR	8,300	8,519,452
Pima IDA - American Leadership Acad†	5.00%	6/15/2052	NR	4,565	4,679,353
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR	5,000	5,294,100
Univ of Illinois (AGM)	4.00%	4/1/2037	AA	5,745	6,293,016
WI PFA - MN Clg of Osteopatic Med†	5.50%	12/1/2048	BBB-	2,700	2,892,375
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB	2,000	2,284,020
WI PFA - Wingate Univ	5.25%	10/1/2048	BBB	3,000	3,412,800
Total					172,039,822

Financial Services 0.22%

MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,915	6,232,754

General Obligation 10.11%

Allan Hancock CCD	3.25%	8/1/2044	AA	2,415	2,437,460
American Samoa GO	6.625%	9/1/2035	Ba3	2,000	2,115,880
American Samoa GO†	7.125%	9/1/2038	Ba3	4,520	4,954,688
Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	B2	6,360	6,390,210
Bellwood GO	5.875%	12/1/2027	A	3,000	3,382,320
Bellwood GO	6.15%	12/1/2032	A	2,770	3,144,421
Chicago Brd Ed	5.00%	12/1/2029	B+	5,000	5,716,250
Chicago Brd Ed	5.00%	12/1/2030	B+	5,170	5,871,104
Chicago Brd Ed	5.00%	12/1/2031	B+	2,500	2,824,650
Chicago Brd Ed	5.00%	12/1/2031	B+	3,200	3,271,200
Chicago Brd Ed	5.00%	12/1/2032	B+	2,000	2,251,920
Chicago Brd Ed	5.00%	12/1/2033	B+	1,500	1,682,760
Chicago Brd Ed	5.00%	12/1/2034	B+	700	782,537
Chicago Brd Ed	5.00%	12/1/2035	B+	750	835,838
Chicago Brd Ed	5.00%	12/1/2042	B+	10,850	11,322,409
Chicago Brd Ed	5.00%	12/1/2046	B+	6,000	6,570,120
Chicago Brd Ed	5.25%	12/1/2035	B+	7,110	7,733,831
Chicago Brd Ed	5.25%	12/1/2039	B+	7,540	8,140,109
Chicago Brd Ed	5.25%	12/1/2041	B+	16,235	16,861,509
Chicago Brd Ed	5.50%	12/1/2039	B+	5,955	6,225,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	6.50%		12/1/2046	B+	$4,900	$5,855,990
Chicago Brd Ed†	6.75%		12/1/2030	B+	1,000	1,271,870
Chicago Brd Ed	7.00%		12/1/2044	B+	2,180	2,619,575
Chicago Brd Ed†	7.00%		12/1/2046	B+	6,560	8,174,744
Chicago GO	5.00%		1/1/2034	BBB+	760	761,687
Chicago GO	5.00%		1/1/2038	BBB+	3,800	4,097,996
Chicago GO	5.25%		1/1/2028	BBB+	2,630	2,882,769
Chicago GO	5.25%		1/1/2032	BBB+	3,000	3,248,550
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,664,683
Chicago GO	5.50%		1/1/2037	BBB+	1,000	1,099,610
Chicago GO	5.50%		1/1/2042	BBB+	250	272,935
Chicago GO	5.50%		1/1/2049	BBB+	17,175	19,528,490
Chicago GO	6.00%		1/1/2038	BBB+	17,835	20,760,475
Chicago O’Hare Arpt AMT	5.00%		1/1/2052	A	5,000	5,658,350
CIC Met Dist 14	5.875%		12/1/2046	NR	6,500	7,060,690
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,318,950
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	760,971
Essex Co Impt Auth - Covanta AMT†	5.25%		7/1/2045	BB-	5,000	5,042,950
IL State GO	3.50%		6/1/2029	BBB-	3,880	3,877,750
IL State GO	4.00%		1/1/2026	BBB-	2,790	2,867,199
IL State GO	4.00%		6/1/2037	BBB-	7,000	7,078,890
IL State GO	4.50%		11/1/2039	BBB-	1,100	1,151,161
IL State GO	5.00%		5/1/2039	BBB-	5,000	5,357,800
IL State GO	6.00%		5/1/2026	BBB-	10,000	12,033,300
ME Fin Auth - Casella Waste AMT†	4.375	%#(c)	8/1/2035	B	1,250	1,332,675
New Haven GO	5.50%		8/1/2033	BBB+	1,000	1,194,830
New Haven GO	5.50%		8/1/2035	BBB+	660	782,859
New Haven GO	5.50%		8/1/2037	BBB+	1,280	1,508,211
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+	7,665	5,526,158
PR Comwlth GO(a)	4.00%		7/1/2020	Ca	1,175	672,688
PR Comwlth GO(a)	5.00%		7/1/2020	Ca	11,695	6,870,812
PR Comwlth GO(a)	5.00%		7/1/2023	Ca	2,710	2,018,950
PR Comwlth GO(a)	5.625%		7/1/2032	Ca	4,775	3,426,063
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	2,235	2,236,296
Scranton GO†	5.00%		9/1/2028	BB+	500	573,990
Scranton GO†	5.00%		9/1/2029	BB+	1,000	1,141,620
Scranton GO	5.00%		11/15/2032	BB+	5,830	6,307,827
WI PFA - American Dream†	7.00%		12/1/2050	NR	21,650	25,891,451
Total						288,446,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 26.40%

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		$6,500	$7,090,200
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	B-	(e)	2,750	2,429,790	(d)
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	B-	(e)	1,000	886,440
Allegheny Co Hsp - Allegheny Hlth	4.00%	4/1/2044	A		3,750	4,019,137
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		4,000	4,204,760
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,465,363
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,088,070
Atlanta Dev Auth - Georgia Proton Ctr	6.75%	1/1/2035	NR		1,500	1,612,050
Atlanta Dev Auth - Georgia Proton Ctr	7.00%	1/1/2040	NR		13,000	14,005,550
Berks Co IDA - Tower Hlth	4.00%	11/1/2047	A		5,000	5,261,350
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	5,071,200
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	7,166,055
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CC		5,350	5,324,106
CA Stwde - Daughters of Charity	5.75%	7/1/2024	CC		1,310	1,305,716
CA Stwde - Daughters of Charity	5.75%	7/1/2035	CC		2,620	2,608,184
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,778,974
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		3,425	3,800,414
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		21,000	23,425,710
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		11,120	12,333,303
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		16,750	19,430,502
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	A-	(e)	1,000	1,018,660
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	A-	(e)	2,500	2,549,975
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,074,810
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,769,535
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,076,050
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB	(e)	4,000	4,277,880
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB	(e)	4,000	4,211,240
Cnty of Lucas OH - ProMedica Hlth	5.25%	11/15/2048	Baa1		8,650	10,169,372
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	5,799,312
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,070,629
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,047,600
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2037	BB+	(e)	750	847,275
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2047	BB+	(e)	2,250	2,502,360
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(e)	1,000	1,058,510
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(e)	1,500	1,581,090
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,064,140
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		335	340,893
Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,032,080
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	NR		5,650	6,242,007
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	9,300,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cuyahoga Co Hsp - Metrohealth	5.50%		2/15/2057	NR		$4,900	$5,626,082
Decatur Hsp - Wise Hlth	5.25%		9/1/2044	BBB-		5,720	6,247,498
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		3,700	4,063,007
Duluth Econ Dev Auth - Essentia Health	5.25%		2/15/2058	A-		13,000	15,104,570
Fairfax Co EDA - Vinson Hall	5.00%		12/1/2032	BBB+	(e)	1,000	1,096,390
Fairfax Co EDA - Vinson Hall	5.00%		12/1/2042	BBB+	(e)	2,800	3,025,008
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%		7/1/2030	Ba1		4,225	4,410,942
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%		7/1/2035	Ba1		2,670	2,794,556
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%		7/1/2039	Ba1		800	836,432
Floyd Co Dev Auth - Spires Berry College	6.25%		12/1/2048	NR		2,500	2,586,600
Floyd Co Dev Auth - Spires Berry College	6.50%		12/1/2053	NR		3,500	3,653,440
Franklin Hlth - Proton Therapy†	7.50%		6/1/2047	NR		10,000	11,006,300
Fulton Co Med Ctr	5.00%		7/1/2046	NR		4,000	4,190,760
Fulton Co Med Ctr	5.00%		7/1/2051	NR		5,000	5,222,150
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,193,568
Gaithersburg Eco Dev - Asbury	6.00%		1/1/2023	BBB	(e)	4,385	4,479,014
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,616,505
Glendale IDA - Beatitudes	5.00%		11/15/2040	NR		4,000	4,281,960
Glendale IDA - Beatitudes	5.00%		11/15/2045	NR		1,300	1,381,146
Glendale IDA - Beatitudes	5.00%		11/15/2053	NR		6,770	7,191,026
Guadalupe CO - Seguin City Hospital	5.00%		12/1/2040	BB		4,880	5,185,390
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2045	BB		910	965,374
Hanover Co EDA - Covenant Woods	5.00%		7/1/2042	NR		2,000	2,070,260
Hanover Co EDA - Covenant Woods	5.00%		7/1/2047	NR		1,985	2,051,319
Hanover Co EDA - Covenant Woods	5.00%		7/1/2051	NR		1,000	1,076,620
Harris Co Cultural Ed - Brazos	5.125%		1/1/2048	BBB-	(e)	1,655	1,742,252
Harris Co Cultural Ed - Brazos	7.00%		1/1/2043	BBB-	(e)	3,000	3,570,300
Holmes Co Hsp - Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,761,542
Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	7,116,067
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	3,150,000
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,452,340
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(c)	12/1/2050	B+		11,470	12,392,876
IL Fin Auth - Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	91,008
IL Fin Auth - Clare Oaks	Zero Coupon		11/15/2052	NR		569	100,874
IL Fin Auth - Clare Oaks~	4.00%		11/15/2052	NR		569	171,189
IL Fin Auth - Clare Oaks	4.00	%#(c)	11/15/2052	NR		4,550	3,631,584
IL Fin Auth - Clare Oaks	7.00%		11/15/2027	NR		735	734,927
IL Fin Auth - Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,626,000
IL Fin Auth - Landing / Plymouth Place	6.00%		5/15/2043	BB+	(e)	2,165	2,341,058
IL Fin Auth - Northwestern Mem Hsp†(f)	5.75%		8/15/2030	AA		5,000	5,024,675
IL Fin Auth - Plymouth Place	5.25%		5/15/2050	BB+	(e)	3,150	3,323,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		$3,500	$3,669,470
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2042	BB	(e)	1,750	1,938,685
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2050	BB	(e)	7,250	7,984,860
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		410	433,218
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	2,978,428
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,085,519
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,160,590
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100	6,792,167
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,031,902
Lancaster Co Hosp Auth - Bretheren Village	5.125%	7/1/2037	BB+	(e)	1,000	1,077,060
Lancaster Co Hosp Auth - Bretheren Village	5.25%	7/1/2041	BB+	(e)	1,000	1,081,990
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	6,348,960
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		10,000	10,546,400
MA DFA - Boston Medical Center	4.00%	7/1/2047	NR		4,130	4,304,905
MA DFA - Newbridge†	4.125%	10/1/2042	BB+	(e)	2,500	2,562,300
MA DFA - Wellforce Hlth	4.00%	7/1/2044	BBB+		3,375	3,574,564
Magnolia West CDD	5.35%	5/1/2037	NR		255	264,208
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,450	3,670,351
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	8,136,724
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		225	240,048
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		245	265,472
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,535,343
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,940,080
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(e)	1,000	1,029,960
MI Fin Auth - Henry Ford Hlth	4.00%	11/15/2050	A		3,630	3,925,954
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,000	4,326,680
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		2,875	3,052,416
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Ba1		7,000	7,791,700
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	9,967,152
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,528,883
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,976,910
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,400,030
NC Med Care Comm - Novant Hlth(b)	4.00%	11/1/2052	AA-		8,000	8,636,320
New Hope - Carillon	5.00%	7/1/2046	NR		5,200	5,258,084
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		3,600	3,700,512
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,814,915
New Hope Ed Facs - Legacy Midtown Project	5.50%	7/1/2054	NR		4,750	4,962,230
NJ EDA - Bancroft Neurohealth	5.00%	6/1/2036	NR		1,500	1,579,590
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	A-		5,625	6,057,506
Norfolk Redev & Hsg Auth - Harbor’s Edge	5.00%	1/1/2049	NR		2,500	2,669,300
Norfolk Redev & Hsg Auth - Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,557,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Oconee Co IDA - Presby Village	6.25%	12/1/2048	NR		$2,000	$2,096,980
Oconee Co IDA - Presby Village	6.375%	12/1/2053	NR		3,000	3,145,770
OK DFA - OU Med	5.50%	8/15/2052	Baa3		6,450	7,671,178
OK DFA - OU Med	5.50%	8/15/2057	Baa3		8,600	10,190,656
Oroville - Oroville Hsp	5.25%	4/1/2039	BB+		2,060	2,422,828
Oroville - Oroville Hsp	5.25%	4/1/2049	BB+		2,250	2,597,963
Oroville - Oroville Hsp	5.25%	4/1/2054	BB+		8,605	9,895,492
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,625,902
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,773,375
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,125,562
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,611,412
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,601,220
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(e)	1,355	1,449,836
Philadelphia IDA - Wesley	5.00%	7/1/2049	BB	(e)	4,000	4,257,400
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,751,925
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,182,480
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB-		7,000	7,821,590
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	1,988,763
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,146,280
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	1,625	1,758,104
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	1,450	1,564,362
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	BBB	(e)	1,000	1,087,140
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	BBB	(e)	1,600	1,736,944
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,394,300
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,148,088
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,597,726
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(e)	1,100	1,182,071
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(e)	1,660	1,777,229
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,379,972
Tarrant Co Cultural - Buckingham Sr Lvg(a)	5.50%	11/15/2045	NR		3,650	2,555,000
Tarrant Co Cultural - Buckner	6.75%	11/15/2047	NR		3,500	3,991,890
Tarrant Co Cultural - Buckner	6.75%	11/15/2052	NR		3,000	3,411,030
Tempe IDA - ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,370,724
Tempe IDA - ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,579,872
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(e)	2,750	3,096,940
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,232,964
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,594,284
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,311,686
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,131,650
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,367,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WA Hsg - Herons Key†	7.00%	7/1/2045	NR		$1,370	$1,506,753
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	2,194,220
WA Hsg - Mirabella†	6.50%	10/1/2032	NR		1,970	2,112,845
WA Hsg - Mirabella†	6.75%	10/1/2047	NR		3,000	3,226,890
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,080	1,156,896
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,649,937
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,400	1,524,572
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,525	1,632,619
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,117,080
WI PFA - Bancroft Neurohealth†	4.625%	6/1/2036	NR		3,380	3,404,742
WI PFA - Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	5,068,266
WI PFA - Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,899,230
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,556	782,418
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	7,022,420
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(e)	2,300	2,482,919
WI PFA - MD Proton†	6.125%	1/1/2033	NR		1,000	1,093,430
WI PFA - MD Proton†	6.25%	1/1/2038	NR		2,750	2,972,860
WI PFA - MD Proton†	6.375%	1/1/2048	NR		4,000	4,282,480
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,196,274
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,532,789
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,102,660
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,619,475
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	3,699,550
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	1,457,760
Total						753,211,965

Housing 2.80%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	794,185
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,131,280
AZ IDA - NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	2,868,625
CA Cmnty Hsg - Annadel Apts†	5.00%	4/1/2049	NR		19,000	20,890,500
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	NR		550	619,426
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2049	BB+		1,500	1,698,180
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2052	BB+		1,100	1,240,426
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2051	NR		945	1,070,468
IL Fin Auth - Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,953,747
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		3,090	3,040,931
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(e)	3,700	4,015,943
MA ST Hsg Fin Agncy	3.60%	12/1/2059	AA		5,845	5,865,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(e)	$1,500	$1,564,455
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(e)	5,425	5,637,443
NYC HDC	3.45%	5/1/2059	AA+		5,000	5,017,500
Roanoke Co EDA - Richfield Living	5.25%	9/1/2049	NR		15,000	15,318,900
Roanoke Co EDA - Richfield Living	5.375%	9/1/2054	NR		6,000	6,186,780
Total						79,914,422

Lease Obligations 3.16%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,645,275
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,454,400
Houston Co Coop Dist - Country Crossing(a)	10.00%	5/15/2020	NR		4,199	587,860	(d)
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,365,156
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,527,454
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,695,760
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		5,450	6,089,993
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,175	1,314,661
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB		5,000	5,613,200
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(e)	2,000	2,231,700
NJ EDA - Sch Facs	5.00%	6/15/2043	BBB+		5,000	5,659,250
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,550	4,238,061
NJ EDA - State House	5.00%	6/15/2043	BBB+		3,800	4,301,030
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		3,250	3,756,967
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+		13,000	7,663,240
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		6,795	3,376,232
NJ Trans Trust Fund	5.00%	6/15/2046	BBB+		10,170	11,479,794
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		9,590	11,055,544
PA COPS	5.00%	7/1/2043	A2		1,200	1,408,980
PR Pub Fin Corp(a)	5.50%	8/1/2031	C		12,250	735,000
Total						90,199,557

Other Revenue 6.86%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		5,120	5,398,426
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,435,917
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,239,400
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BBB		2,390	2,633,326
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB+		1,000	1,072,490
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	NR		2,500	2,660,675
Chester Co IDA - Collegium Charter Sch	5.375%	10/15/2042	BB+		5,000	5,176,700
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+		1,350	1,559,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053		BB+		$9,075	$10,402,128
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043		BBB+		1,000	1,127,730
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048		NR		19,025	20,750,758
FL DFC - FL Charter Foundation†	5.00%	7/15/2046		NR		4,000	4,052,000
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037		NR		940	9,400
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037		NR		1,220	804,029
FL DFC - Palm Bay Admy†	6.375%	5/15/2037		NR		2,620	2,446,635	(d)
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,430,900
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		B+	(e)	6,000	6,467,940
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043		Ba1		3,250	3,524,137
Gainesville & Hall Co Dev Auth - Riverside	5.00%	3/1/2047		BBB-	(e)	1,680	1,836,223
Gainesville & Hall Co Dev Auth - Riverside	5.125%	3/1/2052		BBB-	(e)	1,250	1,367,862
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B		1,250	1,255,550
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038		NR		3,200	3,366,144
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048		NR		4,350	4,582,725
Kansas City RDA - Loews Hotel†	5.00%	2/1/2040		NR		3,000	3,259,110
Kansas City RDA - Loews Hotel†	5.00%	2/1/2050		NR		6,450	6,894,856
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046		A3		15,250	20,582,162
Main St Nat Gas - Macquarie	5.00%	5/15/2043		A3		1,900	2,208,484
Main St Nat Gas - Macquarie	5.00%	5/15/2049		A3		22,085	29,780,739
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,264,600
MD EDC - Chesapeake Bay Hyatt(a)	5.00%	12/1/2031		NR		10,700	6,781,125
MD EDC - Chesapeake Bay Hyatt(a)	5.25%	12/1/2031		NR		3,000	1,901,250
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,225	3,980,509	(d)
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,776,510	(d)
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		640	640,576
Michigan St Strategic FD Escrow(g)	Zero Coupon	—	(h)	NR		5,000	500	(i)
Middlesex Co Impt Auth - Heldrich Ctr(a)	6.125%	1/1/2025		NR		2,790	29,295
Middlesex Co Impt Auth - Heldrich Ctr(a)	6.25%	1/1/2037		NR		5,755	60,428
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB		3,165	3,172,976
Ohio St Pollution Ctl Rev Escrow(a)	Zero Coupon	5/15/2020		NR		2,965	297	(i)
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,010,780
Phoenix IDA - Basis Schs†	5.00%	7/1/2046		BB		2,000	2,106,800
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	1,012,064
UT Charter Sch Fin Auth - Freedom Academy†	5.375%	6/15/2048		NR		5,150	5,316,190
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB+		1,120	1,162,314
Total							195,541,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 5.09%

Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	$5,500	$6,036,195
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,057,130
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,204,137
Arborwood CDD	6.90%	5/1/2025	NR	410	453,522	(d)
Arborwood CDD	6.90%	5/1/2036	NR	60	64,807
Arborwood CDD	6.90%	5/1/2036	NR	705	768,415
Broadway Station Met District	5.125%	12/1/2048	NR	1,500	1,563,810
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,100	3,232,339
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,920,335
DIBC Dist No. 1	6.00%	12/1/2048	NR	2,300	2,377,096
Fremont CFD - Pacific Commons	5.00%	9/1/2045	NR	3,000	3,345,660
Grandview IDA - Grandview Crossing(a)	5.75%	12/1/2028	NR	1,000	180,000
Houston Co Coop Dist - Country Crossing(a)	10.00%	5/1/2039	NR	11,325	1,245,750	(d)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,855,769
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,160,820
North Las Vegas Special Improv Dist - Vall	4.50%	6/1/2039	NR	500	519,835
North Las Vegas Special Improv Dist - Vall	4.625%	6/1/2043	NR	500	520,315
North Las Vegas Special Improv Dist - Vall	4.625%	6/1/2049	NR	765	792,448
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	799,193
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,014,787
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,227,650
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,125,336
Orange Co CFD - Esencia	5.25%	8/15/2045	NR	2,000	2,255,760
Orange Grove CDD(a)	5.30%	11/1/2021	NR	1,705	272,800
PA COPS	4.00%	7/1/2046	A2	3,175	3,452,019
Peninsula Town Center†	5.00%	9/1/2037	NR	875	944,878
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,410,133
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,608,250
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,624,147
Prince George CO Spec Ob - Westphalia Proj†	5.125%	7/1/2039	NR	1,100	1,201,915
Prince George CO Spec Ob - Westphalia Proj†	5.25%	7/1/2048	NR	3,000	3,275,910
Prince Georges CO†	5.00%	7/1/2046	NR	5,000	5,281,350
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,165,727
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,505	7,040,361
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,126,640
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,618,440
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,138,800
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	2,000	2,197,020
Sparks Tourism Impt Dist	6.75%	6/15/2028	Ba3	5,500	5,505,225
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875	5,106,172
Stone Canyon CID(a)	5.70%	4/1/2022	NR	1,485	415,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Tern Bay CDD(a)	5.375%	5/1/2037	NR	$420	$420,088
Velocity Met District	5.375%	12/1/2039	NR	6,320	6,556,178
Velocity Met District	5.50%	12/1/2048	NR	12,680	13,171,604
Village CDD #10	6.00%	5/1/2044	NR	895	1,014,670
Village CDD #12†	4.25%	5/1/2043	NR	7,495	7,852,511
Village CDD #12†	4.375%	5/1/2050	NR	2,995	3,145,978
West Villages Unit #7	4.75%	5/1/2039	NR	1,750	1,778,770
West Villages Unit #7	5.00%	5/1/2050	NR	3,090	3,152,356
Total					145,198,851

Tax Revenue 5.01%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	840	958,406
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,235,176
Met Pier & Expo Auth - McCormick Place	Zero Coupon	12/15/2054	BBB	21,595	5,044,376
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2050	BBB	8,035	8,161,230
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2052	BBB	2,830	2,955,454
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	BBB	6,035	6,530,111
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BBB	10,000	10,989,400
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BBB	5,000	5,090,150
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BBB	9,150	10,162,356
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,473,938
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	10,821,800
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	898	764,378
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	1,714	1,314,072
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,671	1,173,126
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	2,153	1,349,780
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,096	2,852,027
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	33,063	7,602,837
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	18,788	3,192,833
PR Corp Sales Tax	4.50%	7/1/2034	NR	1,774	1,834,848
PR Corp Sales Tax	4.55%	7/1/2040	NR	899	901,248
PR Corp Sales Tax	4.55%	7/1/2040	NR	9,127	8,830,373
PR Corp Sales Tax	4.75%	7/1/2053	NR	279	263,981
PR Corp Sales Tax	4.75%	7/1/2053	NR	12,091	11,783,405
PR Corp Sales Tax	5.00%	7/1/2058	NR	3,659	3,549,230
PR Corp Sales Tax	5.00%	7/1/2058	NR	27,377	27,445,442
Reno NV - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,671,660
Virgin ISlands PFA - Matching Fund	5.00%	10/1/2029	Caa2	2,960	2,997,000
Total					142,948,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 8.90%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	$91,300	$5,319,138
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	3,137,000
Buckeye Tobacco	5.125%	6/1/2024	B-	35,225	34,127,037
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,578,737
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,805,850
Buckeye Tobacco	5.875%	6/1/2047	B-	21,475	21,075,135
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	4,260,692
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	3,947,500
Golden St Tobacco	5.00%	6/1/2047	NR	14,875	14,893,594
Golden St Tobacco	5.00%	6/1/2047	NR	22,000	22,027,500
Golden St Tobacco	5.25%	6/1/2047	NR	14,175	14,352,187
Golden St Tobacco	5.30%	6/1/2037	B+	5,000	5,155,650
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	1,845,220
LA Co Tobacco	Zero Coupon	6/1/2046	NR	10,000	1,473,600
MI Tob Settlement	Zero Coupon	6/1/2058	NR	50,000	1,417,000
MI Tob Settlement	5.125%	6/1/2022	B-	2,060	2,062,328
MI Tob Settlement	5.25%	6/1/2022	B-	3,220	3,223,542
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,005,450
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	716,312
Nassau Co Tobacco	5.00%	6/1/2035	B-	3,170	3,053,629
Nassau Co Tobacco	5.25%	6/1/2026	B-	4,000	3,929,400
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,025	5,025,000
Nthrn AK Tobacco	5.00%	6/1/2046	B3	2,500	2,488,675
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,300,064
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	25,885	2,869,870
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	41,035	1,657,814
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	773,000
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	10,000	1,161,900
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	15,000	2,022,900
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	5,200	5,477,368
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,220	6,220,124
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,880	2,880,029
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR	20,000	853,000
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	7,440	7,987,138
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC	7,500	728,475
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+	39,410	4,204,259
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	13,015	12,879,774
TSASC	5.00%	6/1/2036	A-	280	320,090
TSASC	5.00%	6/1/2045	B+	1,840	1,781,249
TSASC	5.00%	6/1/2048	NR	19,670	18,918,803
Total					253,956,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 5.79%

Broward Co Arpt AMT	5.125%	10/1/2038	A+		$2,835	$3,145,801
CA Muni Fin Auth - LINXS AMT	4.00%	12/31/2047	BBB+	(e)	9,200	9,778,220
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	10,833,500
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,207,263
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		6,535	7,576,548
CT Airport Auth - Ground Trans Proj AMT	4.00%	7/1/2049	A-		2,850	3,044,028
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,967,876
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A		5,000	2,738,250
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		25,000	17,774,000
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	2,917,890
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		1,000	1,158,110
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		5,000	5,867,750
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		6,915	8,103,965
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+		2,000	2,365,920
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB		3,000	3,320,790
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2054	A		6,665	7,772,390
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		250	294,480
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3		750	878,670
MI Strategic Fund - I-75 AMT (AGM)	4.50%	6/30/2048	AA		3,000	3,299,100
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(e)	5,900	6,652,309
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	2,891,106
North TX Twy Auth	4.25%	1/1/2049	A		5,525	6,031,090
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3		4,130	4,422,858
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	11,079,100
OH St Trpk	Zero Coupon	2/15/2043	Aa3		6,285	2,964,572
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	3,700,690
PA Tpk Commn	5.00%	12/1/2044	A3		4,500	5,280,030
PR Hwy & Trans Auth(a)	5.00%	7/1/2020	C		6,035	2,082,075
PR Hwy & Trans Auth(a)	5.00%	7/1/2022	C		1,545	533,025
PR Hwy & Trans Auth(a)	5.00%	7/1/2028	C		1,015	120,531
Reno NV - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		33,500	4,412,285
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB+		5,000	5,604,950
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,672,300
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2036	Baa3		1,050	544,898
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3		1,100	453,486
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2047	Baa3		1,000	282,860
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2048	Baa3		1,000	268,280
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3		2,375	2,742,294
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB		1,230	1,362,213
Total						165,145,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 7.30%

Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	$4,610	$4,847,738
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	13,415	14,106,812
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,250	2,666,475
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	11,350	11,718,421
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	3,860	5,109,675
Charlotte Co IDA - Babcock Ranch†	5.00%	10/1/2049	NR	3,500	3,690,400
CO Public Auth - ML	6.50%	11/15/2038	A2	5,255	7,748,445
Compton Water	6.00%	8/1/2039	NR	3,710	3,719,794
Detroit Water	5.25%	7/1/2041	AA-	5,000	5,320,650
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,769,006
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	5,000	4,735,250
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB	5,445	5,142,585
Jefferson Co Sewer	6.00%	10/1/2042	BBB	7,175	8,479,845
Jefferson Co Sewer	6.50%	10/1/2053	BBB	20,050	24,025,514
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035	2,806,221
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	4,777,500
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,070	5,696,601
Long Beach Nat Gas - ML	5.50%	11/15/2037	A2	8,345	11,417,629
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	2/1/2040	Baa1	5,080	5,113,731
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	4/1/2040	Baa1	3,000	3,019,920
Moraine Ohio Solid Waste Disp Escrow AMT(a)	Zero Coupon	12/31/2025	NR	525	53	(i)
PR Aqueduct & Swr Auth	4.25%	7/1/2025	Ca	4,105	4,089,606
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca	2,775	2,799,281
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca	8,890	8,990,012
PR Aqueduct & Swr Auth	6.00%	7/1/2038	Ca	5,000	5,050,000
PR Aqueduct & Swr Auth	6.00%	7/1/2047	Ca	1,100	1,131,625
PR Elec Pwr Auth(a)	5.00%	7/1/2042	NR	4,975	3,905,375
PR Elec Pwr Auth(a)	5.05%	7/1/2042	NR	3,425	2,688,625
PR Elec Pwr Auth(a)	5.25%	7/1/2024	NR	2,000	1,575,000
PR Elec Pwr Auth(a)	5.25%	7/1/2040	NR	17,690	13,930,875
PR Elec Pwr Auth(a)	5.50%	7/1/2038	NR	1,530	1,210,613
PR Elec Pwr Auth(a)	5.75%	7/1/2036	NR	3,040	2,413,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	A3	12,670	16,484,177
Texas Water Dev Brd	4.00%	10/15/2037	AAA	6,350	7,119,684
Total					208,300,138
Total Municipal Bonds (cost $2,673,276,531)					2,812,430,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(j)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.48%

Variable Rate Demand Notes 0.48%

Special Tax 0.03%

NYC TFA - Future Tax	1.95%	7/1/2019	8/1/2042	AAA	$1,000	$1,000,000

Tax Revenue 0.16%

NYC TFA - Future Tax	1.95%	7/1/2019	2/1/2045	AAA	1,000	1,000,000
NYC TFA - Future Tax	2.02%	7/1/2019	11/1/2022	AAA	3,490	3,490,000
Total						4,490,000

Utilities 0.29%

NYC Muni Water	2.02%	7/1/2019	8/1/2031	AAA	8,150	8,150,000

Total Short-Term Investments (cost $13,640,000)						13,640,000

Total Investments in Securities 99.06% (cost $2,686,916,531)						2,826,070,976

Cash and Other Assets in Excess of Liabilities(k) 0.94%						26,750,085

Net Assets 100.00%						$2,852,821,061

AMT	Income from the security may be subject to Alternative Minimum Tax.
GTD	Guaranteed.
NR	Not Rated.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Defaulted (non-income producing security).
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(j)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(k)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AGM	Assured Guaranty Municipal Corporation.
AMBAC	AMBAC Assurance Corporation.
BAM	Build America Mutual.
FGIC	Financial Guaranty Insurance Company.
NPFGC	National Public Finance Guarantee Corporation.

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2019	441	Short	$(67,227,720)	$(68,616,844)	$(1,389,124)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$303,308,168	$7,986,600	$311,294,768
Health Care	—	750,782,175	2,429,790	753,211,965
Lease Obligations	—	89,611,697	587,860	90,199,557
Other Revenue	—	187,337,270	8,204,451	195,541,721
Special Tax	—	143,499,579	1,699,272	145,198,851
Utilities	—	208,300,085	53	208,300,138
Remaining Industries	—	1,108,683,976	—	1,108,683,976
Short-Term Investments
Variable Rate Demand Notes	—	13,640,000	—	13,640,000
Total	$—	$2,805,162,950	$20,908,026	$2,826,070,976
Liabilities
Trust Certificates(3)	$—	$(2,500,000)	$—	$(2,500,000)
Total	$—	$(2,500,000)	$—	$(2,500,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,389,124)	—	—	(1,389,124)
Total	$(1,389,124)	$—	$—	$(1,389,124)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$28,339,570
Accrued Discounts (Premiums)	62
Realized Gain (Loss)	(90,085)
Change in Unrealized Appreciation (Depreciation)	(433,560)
Purchases	—
Sales	(75,000)
Transfers into Level 3	11,595,463
Transfers out of Level 3	(18,428,425)
Balance as of June 30, 2019	$20,908,025
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$(433,560)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.93%

Corporate-Backed 19.32%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1	$675	$684,416
AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1	910	922,694
Allegheny Co IDA - US Steel	6.55%		12/1/2027	B	1,000	1,051,490
Allegheny Co IDA - US Steel	6.75%		11/1/2024	B	620	628,017
Arista Met District	4.375%		12/1/2028	NR	500	517,430
Bucks Cnty IDA - Waste Mgmt AMT	2.75	%#(a)	12/1/2022	A-	1,000	1,029,300
Build NYC Res Corp - Pratt Paper AMT†	3.75%		1/1/2020	NR	110	110,502
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	250	275,675
Downtown Doral CDD†	3.875%		12/15/2023	NR	250	252,550
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	255,170
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	700	764,183
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	100	108,292
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB	1,000	1,027,270
Houston Arpt - Continental Airlines AMT	5.00%		7/1/2029	BB	250	278,898
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,188,020
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+	750	759,008
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B+	3,400	3,436,380
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B+	3,985	4,332,372
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2027	B+	200	210,208
IN Fin Auth - US Steel	6.00%		12/1/2019	B	460	466,150
IN Fin Auth - US Steel	6.00%		12/1/2026	B	560	573,026
Int Falls MN - Office Max	5.50%		4/1/2023	B1	1,010	1,024,089
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-	6,540	6,914,546
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	3,595	3,727,116
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB	170	178,922
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB	810	858,260
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	A3	285	315,837
Main St Nat Gas - RBC	2.47% (MUNIPSA * 1 + .57	%)#	8/1/2048	Aa2	1,325	1,314,108
Matagorda Co Nav Dist - AEP TX Central(b)	2.60%		11/1/2029	A-	700	709,520
MI Strategic Fd - Waste Mgmt AMT	2.85	%#(a)	8/1/2027	A-	1,000	1,021,000
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	1,250	1,338,175
Montgomery Co IDA - Peco Generation AMT	2.70	%#(a)	10/1/2034	BBB+	1,500	1,505,520
National Finance Authority - Covanta AMT†	4.00%		11/1/2027	B1	1,025	1,053,208
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	2,835	2,927,478
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-	1,000	1,037,050
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	1,100	1,135,662
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	500	540,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB		$750	$822,225
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB		115	115,271
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB		2,200	2,525,842
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	BBB		160	182,925
NY Env Facs - Casella Waste AMT†	3.125	%#(a)	12/1/2044	B		1,000	992,910
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		100	111,901
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+		1,000	1,094,580
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR		450	480,843
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+		140	140,235
PA Econ Dev Facs - Waste Mgmt AMT(b)	2.15	%#(a)	7/1/2041	A-		1,000	1,000,000
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-		1,100	1,198,120
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB		3,235	3,485,260
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		710	748,958
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-		400	446,460
Tuscaloosa IDA - Hunt Refining Proj†	4.50%		5/1/2032	NR		3,275	3,539,620
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB		750	773,152
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1		1,170	1,291,036
WI PFA - American Dream†	5.00%		12/1/2027	NR		2,000	2,260,580
WI PFA - TrIPS AMT	5.00%		7/1/2022	BBB+		425	448,197
WI Pub Fin Auth - Celanese AMT	5.00%		1/1/2024	BBB		500	553,530
WI Pub Fin Auth - Celanese AMT	5.00%		12/1/2025	BBB		2,490	2,853,565
WI Pub Fin Auth Solid Waste- Waste Mgmt AMT	2.00	%#(a)	7/1/2029	A-		1,500	1,505,235
Total							71,042,572

Education 5.79%

AZ IDA - Academy of Math & Science Proj†	5.00%		7/1/2029	BB		750	811,290
AZ IDA - American Charter Sch†	4.00%		7/1/2019	BB+		1,030	1,030,000
CA Muni Fin - Julian Chtr Sch†	5.00%		3/1/2025	B+		250	256,495
CA Muni Fin Auth - William Jessup U	5.00%		8/1/2024	NR		735	807,412
Cap Trust Ed Facs - Advantage Charter Scho	4.00%		12/15/2024	Baa3		500	530,660
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2029	Baa3		400	448,796
Cap Trust Ed Facs - Renaissance CharterAdvantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR		1,000	1,014,550
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB	(c)	630	667,983
Chicago Brd Ed	5.00%		12/1/2019	B+		550	556,776
Chicago Brd Ed	5.00%		12/1/2022	B+		1,500	1,604,430
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	105,750
FL HI Ed - Jacksonville Univ†	4.50%		6/1/2033	NR		500	537,200
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,557,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Glenville Clg	3.25%		6/1/2022	NR	$545	$540,651
Glenville Clg	4.00%		6/1/2027	NR	900	907,164
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2021	Baa3	150	150,144
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2031	Baa3	390	391,076
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+	500	569,040
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3	1,000	1,161,370
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR	200	222,772
NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-	245	258,414
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-	530	559,505
NY Dorm - Yeshiva Univ	4.00%		11/1/2025	B3	95	98,423
NY Dorm - Yeshiva Univ	4.00%		11/1/2026	B3	145	149,991
NY Dorm - Yeshiva Univ	5.00%		11/1/2021	B3	685	727,675
NY Dorm - Yeshiva Univ	5.00%		9/1/2027	BBB-	1,595	1,601,826
NY Dorm - Yeshiva Univ	5.00%		9/1/2028	BBB-	595	597,428
NYC IDA - Yankee Stadium (FGIC)	2.886	%#(a)	3/1/2027	Baa1	970	997,364
Pima IDA - American Leadership Acad†	4.00%		6/15/2022	NR	1,405	1,430,459
Total						21,292,061

Financial Services 1.49%

MA Ed Fin Auth AMT	5.00%		7/1/2025	AA	2,000	2,344,340
NJ Higher Ed Assistance Auth AMT	3.35%		12/1/2029	Aaa	3,000	3,120,540
Total						5,464,880

General Obligation 12.09%

Atlantic City GO (BAM)	5.00%		3/1/2022	AA	245	265,609
Chicago Brd Ed	4.00%		12/1/2020	B+	1,000	1,022,570
Chicago Brd Ed	4.00%		12/1/2022	B+	1,175	1,214,750
Chicago Brd Ed	4.00%		12/1/2022	B+	1,290	1,333,641
Chicago Brd Ed	5.00%		12/1/2022	B+	1,830	1,957,405
Chicago Brd Ed	5.00%		12/1/2023	B+	1,670	1,817,027
Chicago Brd Ed	5.00%		12/1/2024	B+	2,000	2,211,620
Chicago Brd Ed	5.00%		12/1/2027	B+	1,500	1,721,565
Chicago Brd Ed	7.00%		12/1/2026	B+	100	123,902
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	1,000	1,194,120
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon		12/1/2026	Baa2	1,000	805,490
Chicago Brd Ed (NPFGC)(FGIC)	5.00%		12/1/2019	Baa2	450	455,544
Chicago GO	4.00%		1/1/2022	BBB+	205	217,983
Chicago GO	4.50%		1/1/2020	BBB+	700	708,092
Chicago GO	5.00%		12/1/2019	BBB+	625	632,281
Chicago GO	5.00%		1/1/2021	BBB+	325	330,710
Chicago GO	5.00%		1/1/2024	BBB+	1,415	1,488,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO		5.00%	1/1/2024	BBB+	$2,830	$3,086,256
Chicago GO		5.25%	1/1/2022	BBB+	1,330	1,416,184
Cook Co GO		5.00%	11/15/2022	AA-	335	369,311
IL State GO		5.00%	1/1/2020	BBB-	1,010	1,026,483
IL State GO		5.00%	2/1/2020	BBB-	1,175	1,197,360
IL State GO		5.00%	4/1/2020	BBB-	565	578,814
IL State GO		5.00%	7/1/2020	BBB-	790	815,746
IL State GO		5.00%	7/1/2021	BBB-	835	885,325
IL State GO		5.00%	11/1/2021	BBB-	3,300	3,530,538
IL State GO		5.00%	11/1/2025	BBB-	2,000	2,274,960
IL State GO		5.00%	12/1/2026	Baa3	3,000	3,450,090
New Haven GO		5.00%	8/1/2025	BBB+	580	666,321
Philadelphia Sch Dist		5.00%	9/1/2025	A2	200	236,648
PR Comwlth GO(d)		4.00%	7/1/2021	Ca	860	492,350
PR Comwlth GO(d)		5.50%	7/1/2017	NR	110	81,675
PR Comwlth GO(d)		5.50%	7/1/2019	Ca	265	196,763
PR Comwlth GO(d)		8.00%	7/1/2035	Ca	2,000	1,040,000
PR Comwlth GO (AGC)	3.542% (CPI Based	)#	7/1/2020	AA	325	324,695
PR Comwlth GO (AGM)		5.50%	7/1/2019	AA	260	260,000
PR Comwlth GO (NPFGC)(FGIC)		5.50%	7/1/2020	Baa2	230	234,970
PR Comwlth GO TCRS (AMBAC)		4.50%	7/1/2023	Ca	840	840,487
PR Elec Pwr Auth (NPFGC)(FGIC)		5.25%	7/1/2023	Baa2	1,690	1,788,949
PR Pub Bldg Auth (NPFGC)(FGIC) GTD		6.00%	7/1/2023	Baa2	1,500	1,629,255
PR Pub Bldg Auth GTD(d)		5.50%	7/1/2023	Ca	55	46,613
PR Pub Bldg Auth GTD(d)		5.50%	7/1/2027	Ca	245	210,394
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B	250	271,623
Total						44,452,303

Health Care 18.72%

Antelope Valley Hlth		5.00%	3/1/2021	Ba3	105	108,293
Atlanta Dev Auth - Georgia Proton Ctr		6.00%	1/1/2023	NR	2,000	2,052,440
AZ St Hlth Facs- Banner Health	2.546% (3 Mo. LIBOR * .67 + .81	%)#	1/1/2037	AA-	3,325	3,266,879
Blaine Sr Hsg & Hlthcare - Crest View		5.125%	7/1/2025	NR	275	276,620
CA Stwde - Daughters of Charity		5.50%	7/1/2022	CC	105	104,691
CA Stwde - Daughters of Charity		5.75%	7/1/2024	CC	655	652,858
CA Stwde - Loma Linda Univ Med†		5.00%	12/1/2031	BB-	1,000	1,133,610
CA Stwde - Loma Linda Univ Med Ctr†		5.00%	12/1/2025	BB-	1,000	1,150,410
CA Stwde - Loma Linda Univ Med Ctr†		5.00%	12/1/2026	BB-	820	957,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2028	BB-		$275	$325,600
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB-		1,000	1,141,080
City of Atlantic Beach Fl - Fleet Landing	3.00%	11/15/2023	BBB	(c)	1,000	1,008,240
City of Oroville- Oroville Hsp	5.00%	4/1/2026	BB+		1,255	1,448,295
City of Oroville- Oroville Hsp	5.00%	4/1/2029	BB+		900	1,073,484
CO Hlth Facs - Fraiser Meadows	5.00%	5/15/2021	BB+	(c)	810	852,209
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2023	Baa3		1,500	1,640,055
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2028	NR		500	581,900
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2030	NR		1,900	2,189,180
Denver Hlth & Hsp Auth	2.789% (3 Mo. LIBOR * .67 + 1.10%)#	12/1/2033	BBB		295	291,929
Dev Auth of Floyd Cnty - Spires at Berry	5.50%	12/1/2028	NR		1,000	1,030,100
Franklin Co IDA - Menno-Haven	5.00%	12/1/2026	NR		500	568,510
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(c)	500	510,720
Glendale IDA - Beatitudes	5.00%	11/15/2023	NR		1,715	1,849,319
Guadalupe Co - Seguin City Hospital	4.00%	12/1/2026	BB		350	368,207
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2022	BB		250	267,195
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2023	BB		1,280	1,388,454
Hanover Co EDA - Covenant Woods	3.625%	7/1/2028	NR		575	589,237
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		170	175,163
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		320	329,677
ID HFA - Madison Mem Hosp	5.00%	9/1/2023	BB+		1,795	1,981,698
ID HFA - Madison Mem Hosp	5.00%	9/1/2029	BB+		710	807,845
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(c)	125	137,370
IL Fin Auth - Three Crowns Park	3.25%	2/15/2022	NR		380	382,413
Kanabec Co Hlth - Firstlight Hlth	2.75%	12/1/2019	NR		1,400	1,400,476
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	103,711
Kirkwood IDA - Aberdeen Hts	5.00%	5/15/2022	BB	(c)	800	845,680
Kirkwood IDA - Aberdeen Hts	5.25%	5/15/2028	BB	(c)	1,135	1,313,649
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		185	195,476
Lancaster Co Hosp Auth - Bretheren Village	5.00%	7/1/2023	BB+	(c)	700	753,732
Lenexa KS Hlth Facs - Lakeview Village	5.00%	5/15/2024	BB+	(c)	1,895	2,080,767
MA Hlth & Edu Facs - Trinity Hlth	2.507% (3 Mo. LIBOR * .67 + .82%)#	11/15/2032	AA-		1,860	1,843,185
MD Hlth & HI Ed - Adventist	5.00%	1/1/2021	Baa3		600	629,490
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		475	524,576
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2020	BB+	(c)	200	202,368
Montgomery Co IDA - Einstein Hlth	5.00%	1/15/2022	Ba1		250	267,992
Montgomery Co IDA - Whitemarsh	4.00%	1/1/2023	NR		2,000	2,041,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Morgan Co Hosp - USDA Replacement Proj	2.75%	9/1/2019	NR		$1,220	$1,221,196
Muskingum Co Hsp - Genesis Hlthcare	4.00%	2/15/2023	BB+		1,500	1,588,245
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	286,894
New Hope - Carillon	3.00%	7/1/2020	NR		585	582,157
New Hope Cult Ed Facs - Carillon	4.00%	7/1/2028	NR		2,620	2,614,105
NJ EDA - Lions Gate	4.00%	1/1/2020	NR		325	326,033
NJ EDA - Lions Gate	4.375%	1/1/2024	NR		700	713,510
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		225	235,240
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		160	160,470
Norfolk Redev & Hsg Auth - Harbor’s Edge	4.00%	1/1/2025	NR		2,000	2,000,380
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		200	219,772
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		500	549,255
Oconee CO IDA - Westminster Pres Vlg Proj	5.50%	12/1/2028	NR		2,000	2,029,640
OK DFA - OU Med	5.00%	8/15/2022	Baa3		235	255,757
OK DFA - OU Med	5.00%	8/15/2023	Baa3		340	378,842
OU MedOK DFA	5.00%	8/15/2024	Baa3		1,400	1,594,572
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		330	370,026
Palomar Health	5.00%	11/1/2031	BBB		750	863,880
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB-		1,000	1,101,850
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	749,448
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		775	883,058
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		500	565,320
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2021	NR		670	709,396
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	756,098
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740	810,478
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(c)	325	339,921
Tarrant Co Cultural - Buckingham Sr Lvg(d)	4.50%	11/15/2021	NR		695	486,500
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		410	410,180
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		1,575	1,592,530
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(c)	230	256,480
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		685	692,234
WI PFA - Bancroft Neurohealth†	4.00%	6/1/2020	NR		635	643,141
Total						68,830,881

Housing 2.84%

CA Stwde - College of the Arts Student Hsg†	5.00%	7/1/2024	BB+		500	543,465
Ca Stwde - Lancer Student Hsg†	3.00%	6/1/2029	NR		750	759,630
MA DFA - Newbridge†	3.50%	10/1/2022	BB+	(c)	600	623,538
Montgomery Co Hsg	4.00%	7/1/2048	Aa2		835	892,907
NC Hsg Fin Agy	4.00%	7/1/2047	AA+		865	923,517
NJ Hsg and Mtg Fin Auth	4.50%	10/1/2048	AA		1,400	1,539,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

NYC IDA - Yankee Stadium (FGIC)	2.816% (CPI Based )#	3/1/2021	Baa1		$530	$536,286
PA Hsg Fin Auth AMT	4.00%	4/1/2039	AA+		895	939,634
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2026	Baa3		640	748,205
Roanoke Co EDA - Richfield Living	4.25%	9/1/2024	NR		1,555	1,574,593
Roanoke Co EDA - Richfield Living	4.75%	9/1/2029	NR		1,335	1,379,108
Total						10,460,617

Lease Obligations 3.49%

Comm of PA COPS	5.00%	7/1/2024	A2		300	347,016
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2024	A1		1,000	1,162,430
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+		2,005	2,218,132
NJ EDA - Sch Facs	5.00%	6/15/2023	BBB+		3,415	3,804,378
NJ EDA - Sch Facs	5.50%	9/1/2021	BBB+		320	339,600
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		1,000	1,130,400
NJ Trans Trust Fund	5.00%	12/15/2026	BBB+		3,270	3,849,117
Total						12,851,073

Other Revenue 6.11%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR		240	247,080
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2025	BBB-		150	174,801
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2026	BBB-		150	177,720
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2027	BBB-		160	192,603
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	NR		1,000	1,009,020
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2028	BB+		1,450	1,612,501
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2026	NR		1,600	1,744,688
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2028	NR		1,915	2,073,964
FL Charter Foundation†	4.00%	7/15/2026	NR		750	761,197
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR		135	140,993
FL DFC - Renaissance Chtr Sch	7.00%	6/15/2026	B+	(c)	1,610	1,734,727
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	B+	(c)	250	268,463
Florence Twn IDA - Legacy Trad Sch	5.00%	7/1/2023	Ba1		165	171,518
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		385	397,516
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB		285	300,792
Jefferson Parish Econ Dev Dist - Kenner†	4.80%	6/15/2029	NR		2,000	2,100,920
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%	4/1/2022	BBB		2,270	2,524,013
Main St Nat Gas - Macquarie	5.00%	5/15/2026	A3		1,000	1,186,760
Main St Nat Gas - Ml	5.00%	3/15/2022	A2		1,050	1,137,538
Maricopa Co IDA - Paradise Schools†	2.875%	7/1/2021	BB+		260	260,039
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR		1,500	950,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Patriots Energy Group - RBC	4.00	%#(a)	10/1/2048	Aa2	$2,000	$2,191,060
Phoenix IDA - Basis Schs†		3.00%	7/1/2020	BB	60	60,088
Phoenix IDA - Legacy Tradtl Schs†		3.00%	7/1/2020	Ba1	95	94,963
Salt Verde AZ Fin Corp Gas Rev Sr		5.25%	12/1/2023	A3	235	267,019
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2027	A3	250	274,932
UT Charter Sch Fin Auth - Freedom Academy†		3.625%	6/15/2021	NR	240	239,347
Yonkers EDC - Charter Sch Ed Excellence		6.00%	10/15/2030	BB+	175	181,612
Total						22,476,499

Pre-Refunded 0.34%

SE AL Gas Dist - Morgan Stanley	2.485% (1 Mo. LIBOR * .67 + .85	%)#	6/1/2049	A3	1,250	1,231,475

Special Tax 3.42%

Allentown Neighborhood Impt†		5.00%	5/1/2022	Ba3	1,550	1,648,208
Allentown Neighborhood Impt†		5.00%	5/1/2023	Ba3	250	270,783
Allentown Neighborhood Impt†		5.00%	5/1/2027	Ba3	1,250	1,433,600
Allentown Neighborhood Impt†		5.00%	5/1/2028	NR	2,000	2,210,100
Celebration Pointe CDD†		4.00%	5/1/2022	NR	270	275,327
North Las Vegas Special Improv Dist - Vall		3.50%	6/1/2023	NR	110	112,383
North Las Vegas Special Improv Dist - Vall		3.50%	6/1/2024	NR	120	122,444
North Las Vegas Special Improv Dist - Vall		3.75%	6/1/2025	NR	150	154,818
Nthrn Palm Bch Co Impt Dist		3.25%	8/1/2022	NR	765	770,768
NYC IDA - Yankee Stadium (FGIC)	2.876% (CPI Based	)#	3/1/2026	Baa1	1,050	1,079,537
NYC IDA - Yankee Stadium (FGIC)	2.866% (CPI Based	)#	3/1/2025	Baa1	760	780,968
Peninsula Town Center†		4.00%	9/1/2023	NR	220	226,424
Peninsula Town Center†		4.50%	9/1/2028	NR	680	727,620
Scranton RDA GTD		5.00%	11/15/2021	BB+	440	453,446
Scranton RDA GTD		5.00%	11/15/2028	BB+	255	262,079
Southlands Met Dist #1		3.00%	12/1/2022	Ba1	155	156,426
Sparks Tourism Impt Dist		6.75%	6/15/2028	Ba3	150	150,143
Village CDD #12		2.875%	5/1/2021	NR	335	338,095
Village CDD #12†		3.25%	5/1/2023	NR	500	509,560
West Villages Unit #7		4.00%	5/1/2024	NR	400	403,388
West Villages Unit #7		4.25%	5/1/2029	NR	500	508,735
Total						12,594,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 2.39%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	$520	$540,088
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	378,717
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	485	494,390
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BBB	840	876,019
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	1,110	1,113,707
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	1,275	1,387,570
Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB	425	454,542
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	46	39,155
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	1,670	1,280,339
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	2,980	2,092,109
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	6	3,762
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	7	3,918
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	67	15,407
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55	9,347
PR Corp Sales Tax	4.50%	7/1/2034	NR	5	5,171
PR Corp Sales Tax	4.55%	7/1/2040	NR	3	3,007
PR Corp Sales Tax	4.55%	7/1/2040	NR	27	26,122
PR Corp Sales Tax	4.75%	7/1/2053	NR	1	946
PR Corp Sales Tax	4.75%	7/1/2053	NR	19	18,517
PR Corp Sales Tax	5.00%	7/1/2058	NR	11	10,670
PR Corp Sales Tax	5.00%	7/1/2058	NR	49	49,122
Total					8,802,625

Tobacco 6.75%

Buckeye Tobacco	5.125%	6/1/2024	B-	8,505	8,239,899
Buckeye Tobacco	5.375%	6/1/2024	B-	2,715	2,653,668
CA Co Tobacco Sec - LA Co	5.45%	6/1/2028	B2	1,000	1,015,150
Golden St Tobacco	3.50%	6/1/2036	BBB	3,045	3,084,159
Inland Empire Tobacco	5.75%	6/1/2026	NR	165	171,247
MI Tob Settlement	5.125%	6/1/2022	B-	1,095	1,096,237
MI Tob Settlement	5.25%	6/1/2022	B-	30	30,033
Nassau Co Tobacco	5.25%	6/1/2026	B-	1,540	1,512,819
PA Tob Settlement	5.00%	6/1/2023	A1	760	854,726
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	862,350
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	2,010	2,010,282
TSASC	5.00%	6/1/2022	BB+	3,100	3,277,010
Total					24,807,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 5.52%

Houston Arpt - Continental Airlines AMT		4.50%	7/1/2020	BB	$1,600	$1,639,936
Houston Arpt - Continental Airlines AMT		4.75%	7/1/2024	BB	1,405	1,531,885
Houston Arpt - United Airlines AMT		5.00%	7/15/2028	BB	1,000	1,188,020
IL State GO		5.00%	11/1/2027	BBB-	2,630	3,046,566
MD EDC - CNX Marine Terminals		5.75%	9/1/2025	BB-	3,475	3,581,891
MD EDC - Maryland Port		5.125%	6/1/2020	NR	185	191,336
NJ EDA - Port Newark AMT		5.00%	10/1/2021	Ba1	1,250	1,330,875
NY Trans Dev Corp - Delta AMT		5.00%	1/1/2024	Baa3	5,015	5,658,826
PR Hwy & Trans Auth(d)		5.50%	7/1/2024	C	45	15,525
PR Hwy & Trans Auth (AGC)		4.00%	7/1/2020	AA	225	229,309
PR Hwy & Trans Auth (AGC)		5.25%	7/1/2019	AA	75	75,000
PR Hwy & Trans Auth (AMBAC)	2.983% (CPI Based	)#	7/1/2028	C	1,980	1,826,550
Total						20,315,719

Utilities 10.66%

Burke Co Dev - Oglethorpe Power	3.00	%#(a)	11/1/2045	A-	1,535	1,564,549
Charlotte County IDA - Babcock Ranch†		5.00%	10/1/2029	NR	500	540,225
City of Rockport Poll Ctl - IN MI Pwr		3.05%	6/1/2025	A-	1,000	1,044,020
CO Public Auth - ML		6.125%	11/15/2023	A2	1,855	2,058,549
DE EDA - NRG Energy		6.00%	10/1/2040	Baa3	2,600	2,734,966
HI Dept Budget - Hawaiian Electric AMT		3.10%	5/1/2026	Baa2	3,525	3,625,180
Jefferson Co Sewer		5.00%	10/1/2021	BBB	1,300	1,390,636
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	850	886,847
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	1,000	1,092,870
Northern CA Gas - Morgan Stanley	2.457% (3 Mo. LIBOR * .67 + .72	%)#	7/1/2027	A3	1,000	982,830
PEAK Energy - BP	4.00	%#(a)	1/1/2049	A1	1,880	2,075,464
PR Aqueduct & Swr Auth		4.25%	7/1/2025	Ca	825	821,906
PR Aqueduct & Swr Auth		5.00%	7/1/2022	Ca	2,015	2,047,744
PR Elec Auth(d)		5.25%	7/1/2027	NR	2,630	2,071,125
PR Elec Pwr Auth(d)		4.10%	7/1/2019	NR	240	187,800
PR Elec Pwr Auth(d)		4.25%	7/1/2020	NR	400	314,000
PR Elec Pwr Auth(d)		5.00%	7/1/2018	NR	50	38,813	(e)
PR Elec Pwr Auth (AGM)		5.00%	7/1/2024	AA	145	147,558
PR Elec Pwr Auth (NPFGC)(FGIC)		5.00%	7/1/2019	Baa2	670	670,000
PR Elec Pwr Auth (NPFGC)(FGIC)		5.00%	7/1/2021	Baa2	100	101,189
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	1,530	1,659,637
TEAC - Goldman Sachs	4.00	%#(a)	11/1/2049	A3	4,570	5,038,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3	$1,800	$1,971,414
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	750	765,548
WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3	2,725	2,719,305
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-	2,600	2,638,402
Total						39,189,093
Total Municipal Bonds (cost $353,668,618)						363,812,230

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.24%

Variable Rate Demand Notes 0.24%

General Obligation 0.05%

MA St GO	1.85%	7/1/2019	3/1/2026	Aa1	200	200,000

Money Market Securities 0.14%

NYC TFA	1.95%	7/1/2019	11/1/2022	AAA	500	500,000

Tax Revenue 0.05%

NYC TFA - Future Tax	2.02%	7/1/2019	11/1/2022	AAA	200	200,000

Total Short-Term Investments (cost $900,000)						900,000

Total Investments in Securities 99.17% (cost $354,568,618)						364,712,230

Cash and Other Assets in Excess of Liabilities(f) 0.83%						3,053,730

Net Assets 100.00%						$367,765,960

AMT	Income from the security may be subject to Alternative Minimum Tax.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
TCRS	Transferable Custodial Receipt.

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corporation.
BAM	Build America Mutual.
FGIC	Financial Guaranty Insurance Company.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	National Public Finance Guarantee Corporation.

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2019	34	Short	$(4,277,565)	$(4,350,938)	$(73,373)
U.S. 2-Year Treasury Note	September 2019	48	Short	(10,274,161)	(10,328,624)	(54,463)
Total Unrealized Depreciation on Open Futures Contracts						$(127,836)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Utilities	$—	$39,150,280	$38,813	$39,189,093
Remaining Industries	—	324,623,137	—	324,623,137
Short-Term Investments
Variable Rate Demand Notes	—	900,000	—	900,000
Total	$—	$364,673,417	$38,813	$364,712,230
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(127,836)	—	—	(127,836)
Total	$(127,836)	$—	$—	$(127,836)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$256,724
Accrued Discounts (Premiums)	23,000
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(11,188)
Purchases	27,001
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(256,724)
Balance as of June 30, 2019	$38,813
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$(11,188)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.85%

Corporate-Backed 1.07%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$2,260	$2,414,087
San Francisco Arpt - SFO Fuel	5.00%	1/1/2038	A1	1,315	1,583,431
Total					3,997,518

Education 8.88%

CA Dev Auth - Culinary Institute	5.00%	7/1/2036	Baa2	400	459,736
CA Dev Auth - Culinary Institute	5.00%	7/1/2041	Baa2	380	432,273
CA Dev Auth - Culinary Institute	5.00%	7/1/2046	Baa2	880	998,888
CA Ed Fac Auth - Loyola Marymount Univ	5.00%	10/1/2048	A2	1,000	1,192,030
CA Ed Facs - ArtCenter College of Design	5.00%	12/1/2044	Baa1	1,500	1,772,100
CA Ed Facs - Chapman Univ	4.00%	4/1/2047	A2	1,800	1,922,616
CA Ed Facs - Chapman Univ	5.00%	4/1/2040	A2	1,000	1,144,500
CA Ed Facs - Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,150,470
CA Ed Facs - Stanford Univ	5.00%	5/1/2049	AAA	3,000	4,426,410
CA Ed Facs - Univ of San Francisco	5.00%	10/1/2037	A2	1,000	1,221,340
CA Ed Facs - Univ of San Francisco	5.00%	10/1/2053	A2	2,000	2,359,500
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	371,313
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,469,016
CA MFA - Univ of La Verne	5.00%	6/1/2043	A3	1,000	1,171,450
CA Muni Fin - Biola Univ	5.00%	10/1/2032	Baa1	400	479,888
CA Muni Fin - Emerson Clg	5.00%	1/1/2042	BBB+	2,700	3,155,247
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	B+	500	515,210
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	500	554,010
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB	540	601,041
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,191,770
Univ of CA	5.25%	5/15/2047	AA	2,000	2,425,800
Univ of CA	5.25%	5/15/2058	AA	2,500	3,039,850
Total					33,054,458

General Obligation 22.41%

Albany CA USD	4.00%	8/1/2046	Aa3	1,000	1,068,790
Allan Hancock CCD	3.25%	8/1/2044	AA	1,000	1,009,300
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,346,106
CA State GO	4.00%	9/1/2035	AA-	1,145	1,274,270
CA State GO	5.00%	2/1/2032	AA-	2,000	2,182,780
CA State GO	5.00%	4/1/2032	AA-	2,200	2,968,130
CA State GO	5.00%	2/1/2033	AA-	1,000	1,090,860
CA State GO	5.00%	8/1/2038	AA-	1,565	1,859,251
CA State GO	5.25%	10/1/2029	AA-	1,500	1,514,910
CA State GO	5.25%	8/1/2032	AA-	2,500	3,001,325
CA State GO	5.25%	10/1/2032	AA-	4,000	4,343,280
CA State GO	5.25%	4/1/2035	AA-	3,000	3,319,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.25%	10/1/2039	Aa3	$500	$596,345
CA State GO	5.50%	3/1/2040	AA-	2,000	2,053,820
Carlsbad USD	3.125%	8/1/2048	Aa1	1,000	996,790
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,727,727
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,377,100
Cupertino USD	2.50%	8/1/2033	Aa1	740	737,432
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,410,800
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	804,580
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,086,280
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,424,320
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,105,715
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,379,283
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,138,130
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,169,810
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,079,390
New Haven USD	4.00%	8/1/2047	NR	2,415	2,610,060
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	596,740
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	759,560
North Orange CCD	2.75%	8/1/2036	AA+	2,000	1,991,360
Oceanside USD(a)	4.00%	8/1/2048	Aa3	2,000	2,160,140
Orange USD	4.00%	8/1/2047	AA	1,000	1,094,560
PR Comwlth GO(b)	6.00%	7/1/2039	Ca	2,000	1,490,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	713,630
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	746,648
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,035,424
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,020,500
San Francisco Arpt AMT	5.25%	5/1/2042	A+	1,000	1,190,750
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,199,690
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,109,110
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,120,422
San Rafael Elem Sch Dist	4.00%	8/1/2047	Aa2	1,000	1,087,540
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,324,558
Santa Ana USD	3.25%	8/1/2042	Aa3	500	513,420
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	843,998
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,111,590
Santa Clara USD	3.25%	7/1/2044	Aaa	2,500	2,540,675
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,237,668
Simi Valley USD	4.00%	8/1/2048	Aa2	600	653,466
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,163,481
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	565,411
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,151,660
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,092,140
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,353,220
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	3,230	2,866,108
Total					83,409,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 13.25%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		$1,000	$1,096,280
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,119,490
Adventist Health System - West	5.00%	3/1/2048	A		2,750	3,241,700
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,088,070
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,104,930
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,165,610
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	AA-		2,000	2,178,840
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,269,479
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,170,740
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-		1,715	1,861,650
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,426,460
CA Muni Fin - Channing House Pjt	5.00%	5/15/2047	AA-		2,000	2,345,660
CA Muni Fin - Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,120	1,195,264
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	564,575
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		1,000	1,139,430
CA Muni Fin - Senior Cartias Pjt	4.00%	8/15/2037	BBB		1,000	1,053,120
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,392,712
CA Stwde - American Baptist	5.00%	10/1/2045	A-	(c)	1,000	1,113,440
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CC		460	457,774
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	869,310
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,057,280
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,024,630
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,100	2,351,391
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		1,010	1,120,201
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,125	1,305,034
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	A-	(c)	1,000	1,018,660
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	682,568
Oroville - Oroville Hsp	5.25%	4/1/2049	BB+		1,500	1,731,975
Palomar Hlth	5.00%	11/1/2036	BBB		1,250	1,416,525
Palomar Hlth	5.00%	11/1/2039	BBB		1,650	1,854,418
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		610	710,687
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,261,280
Sierra Joint CCD	4.00%	8/1/2053	Aa1		1,500	1,627,155
Washingtown Twnshp Health Care Dist(a)	5.00%	7/1/2032	Baa1		1,000	1,210,660
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,081,750
Total						49,308,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 1.81%

CA Cmnty Hsg - Annadel Apts†	5.00%	4/1/2049	NR	$1,000	$1,099,500
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	NR	1,050	1,188,327
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	547,285
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,000	1,163,780
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,608,030
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2049	BB+	500	566,060
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2051	NR	500	566,385
Total					6,739,367

Lease Obligations 2.57%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+	1,000	1,086,380
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+	2,000	2,193,700
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+	1,000	1,090,600
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	860	1,079,429
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,128,965
Total					9,579,074

Other Revenue 2.70%

CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,132,089
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,155,380
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-	1,000	1,136,020
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	1,090	1,091,264
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB	1,000	1,104,690
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,168,310
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	667,428
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	1,250	1,589,600
Total					10,044,781

Pre-Refunded 0.20%

MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	500	754,235

Special Tax 5.54%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	567,580
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,159,600
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,513,746
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	548,975
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,130,680
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,039,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Orange Co CFD - Esencia	5.25%	8/15/2045	NR	$1,000	$1,127,880
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,785	2,105,122
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500	541,150
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000	1,139,740
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,102,127
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	1,000	1,019,080
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,088,440
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,506,570
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	539,480
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	NR	500	504,415
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	NR	500	504,685
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,761,211
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,510	1,717,142
Total					20,617,002

Tax Revenue 2.96%

Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000	2,430,940
City of Sacramento - TOT Revs	5.00%	6/1/2048	A1	1,000	1,188,200
Invine Reassessment District No. 19(a)	4.00%	9/2/2039	A	1,000	1,117,870
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	24	20,429
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	46	35,267
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	247,122
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	157	98,428
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	74,994
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	616	141,649
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	85,140
PR Corp Sales Tax	4.50%	7/1/2034	NR	47	48,612
PR Corp Sales Tax	4.55%	7/1/2040	NR	24	24,060
PR Corp Sales Tax	4.55%	7/1/2040	NR	244	236,070
PR Corp Sales Tax	4.75%	7/1/2053	NR	7	6,623
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	288,470
PR Corp Sales Tax	5.00%	7/1/2058	NR	98	95,060
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,000	1,002,500
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	1,000	1,083,280
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,645,110
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,157,890
Total					11,027,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 4.53%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon		6/1/2046	NR		$5,000	$940,550
Golden St Tobacco	Zero Coupon		6/1/2047	CCC+		2,700	426,330
Golden St Tobacco	3.50%		6/1/2036	BBB		1,740	1,762,376
Golden St Tobacco	5.00%		6/1/2029	BBB		1,000	1,181,620
Golden St Tobacco	5.00%		6/1/2034	BBB		1,050	1,226,768
Golden St Tobacco	5.00%		6/1/2047	NR		1,250	1,251,563
Golden St Tobacco	5.00%		6/1/2047	NR		2,260	2,262,825
Golden St Tobacco	5.25%		6/1/2047	NR		1,250	1,265,625
Inland Empire Tobacco†	Zero Coupon		6/1/2057	CCC		3,000	117,780
LA Cnty Tobacco	5.70%		6/1/2046	B2		1,070	1,076,934
LA Co Tobacco	Zero Coupon		6/1/2046	NR		2,140	315,350
Nthrn CA Tobacco	5.50%		6/1/2045	B-		1,115	1,119,237
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		900	949,005
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,440,550
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,000	77,300
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		2,500	290,475
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		2,500	337,150
Sthrn CA Tobacco	5.00%		6/1/2037	BB+		805	809,081
Total							16,850,519

Transportation 19.89%

Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,738,485
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		1,500	1,625,925
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,627,293
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,197,680
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,500	1,631,580
CA Muni Fin Auth - LINXS AMT	4.00%		12/31/2047	BBB+	(c)	5,440	5,781,904
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2031	BBB+	(c)	1,000	1,206,490
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2035	BBB+	(c)	1,000	1,189,920
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2043	BBB+	(c)	1,000	1,169,900
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%		12/31/2047	BBB+	(c)	2,005	2,336,146
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	972,630
Foothill / Eastern Corridor Toll Rd	3.95	%#(d)	1/15/2053	A-		2,555	2,681,600
Foothill / Eastern Corridor Toll Rd	5.50	%#(d)	1/15/2053	A-		250	278,902
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,125,132
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		4,285	5,028,662
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		3,060	3,586,136
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,180,710
Los Angeles Dept Arpts - LAX	4.00%		5/15/2044	AA-		1,000	1,097,460
Los Angeles Dept Arpts - LAX	5.00%		5/15/2043	NR		1,000	1,209,710
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA		1,000	1,139,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	AA-	$1,000	$1,152,490
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2047	AA-	2,000	2,341,260
Los Angeles Dept Arpts - LAX AMT	5.25%		5/15/2048	AA-	2,000	2,412,440
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,139,980
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,323,950
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	BBB	1,000	789,510
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB	1,500	1,658,310
Sacramento Co Arpt	5.00%		7/1/2041	A	1,130	1,322,179
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,132,910
San Diego Arpt AMT	5.00%		7/1/2047	NR	2,000	2,352,320
San Francisco Arpt AMT	4.00%		5/1/2049	A+	1,000	1,092,940
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,519,089
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,690,725
San Francisco Port AMT	5.00%		3/1/2030	A1	1,415	1,590,106
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-	1,185	1,375,370
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-	4,585	5,135,292
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+	930	1,042,521
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2	1,200	681,804
San Jose Arpt AMT	5.00%		3/1/2047	A	2,490	2,884,740
San Jose Arpt AMT	6.25%		3/1/2034	A	1,500	1,615,995
Total						74,060,116

Utilities 12.04%

Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,285	1,543,722
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3	2,500	2,962,750
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,500	1,820,865
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	A	1,000	1,003,600
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	864,682
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	799,681
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	573,463
Long Beach Nat Gas - ML	3.117% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A2	1,000	1,026,030
Long Beach Nat Gas - ML	5.25%		11/15/2020	A2	1,505	1,579,257
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2	1,245	1,703,409
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2037	AA	1,500	1,835,910
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2049	AA	1,000	1,244,700
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,161,090
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+	1,050	1,583,893
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+	2,305	3,477,023
MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+	2,500	3,751,700
Northern CA Gas - Goldman Sachs	4.00	%#(d)	7/1/2049	A3	1,000	1,092,870
Northern CA Gas - Morgan Stanley	2.457% (3 Mo. LIBOR * .67 + .72	%)#	7/1/2027	A3	2,050	2,014,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(b)	5.25%	7/1/2033	D	(c)	$115	$90,563
PR Elec Pwr Auth(b)	5.25%	7/1/2024	D	(c)	255	200,813
PR Elec Pwr Auth(b)	7.00%	7/1/2040	D	(c)	450	363,375
San Diego Water	5.00%	8/1/2043	Aa3		1,000	1,226,410
San Francisco City & Co PUC Wastewater	4.00%	10/1/2043	AA		1,250	1,384,737
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	AA-		1,000	1,094,060
Silicon Valley Clean Wtr	4.00%	8/1/2046	AA		1,500	1,646,340
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA		1,000	1,152,060
Southern CA Pub Pwr Auth - Goldman Sachs	3.198% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		670	649,063
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3		3,470	4,426,124
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA		1,000	1,163,620
Valley Co Wtr Dist	4.50%	1/1/2048	NR		1,245	1,400,401
Total						44,837,012
Total Municipal Bonds (cost $340,141,434)						364,279,797

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.84%

Variable Rate Demand Notes 0.84%

General Obligation

CA State GO	1.27%	7/1/2019	5/1/2034	AA+	630	630,000
CA State GO	1.41%	7/1/2019	5/1/2034	AA+	2,475	2,475,000
Total						3,105,000

Total Short-Term Investments (cost $3,105,000)						3,105,000

Total Investments in Securities 98.69% (cost $343,246,434)						367,384,797

Cash and Other Assets in Excess of Liabilities(e) 1.31%						4,893,404

Net Assets 100.00%						$372,278,201

AMT	Income from the security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
NR	Not Rated.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2019

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Securities purchased on a when-issued basis.
(b)	Defaulted (non-income producing security).
(c)	This investment has been rated by Fitch IBCA.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts as follows:
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AGM	Assured Guaranty Municipal Corporation.
BAM	Build America Mutual.
FGIC	Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	National Public Finance Guarantee Corporation.

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2019	46	Short	$(6,997,669)	$(7,157,313)	$(159,644)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$364,279,797	$—	$364,279,797
Short-Term Investments
Variable Rate Demand Notes	—	3,105,000	—	3,105,000
Total	$—	$367,384,797	$—	$367,384,797
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(159,644)	—	—	(159,644)
Total	$(159,644)	$—	$—	$(159,644)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.43%

Corporate-Backed 4.06%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$270,778
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB	1,675	1,836,302
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB	320	320,755
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB	350	390,453
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB	70	78,353
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB	100	112,621
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	205	229,149
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	1,300	1,400,568
Total					4,638,979

Education 7.71%

Gloucester Co Impt Auth - Rowan Univ GTD	5.00%	7/1/2044	Aa2	370	453,187
NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	325	382,766
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	795	949,238
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	420	494,411
NJ Ed Facs - Rider Univ	5.00%	7/1/2047	Baa2	500	555,575
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	917,152
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	602,070
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	576,865
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	651,996
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	540	569,527
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,076,710
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	828,855
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	380,994
Seton Hall Univ	5.00%	7/1/2034	A-	325	379,629
Total					8,818,975

Financial Services 0.21%

NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	243,352

General Obligation 8.21%

Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	584,760
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	868,470
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	807,323
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	400	403,436
Gloucester Co Impt Auth - Rowan Univ (The) GTD	4.00%	7/1/2048	Aa2	500	553,370
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa2	1,340	1,368,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Jersey City GO	5.00%	11/1/2033	AA-	$135	$162,683
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	214,426
Mercer Cnty GO(a)	4.00%	4/1/2031	AA+	200	233,928
New Brunswick GO (BAM)	4.00%	2/15/2027	AA	650	740,090
New Jersey St Various Purp	5.00%	6/1/2027	A-	185	216,950
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	AA-	500	539,665
NJ State GO	5.00%	6/1/2027	A-	680	830,919
PR Comwlth GO(c)	5.375%	7/1/2030	Ca	1,000	717,500
PR Comwlth GO(c)	5.625%	7/1/2032	Ca	100	71,750
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,067,740
Total					9,381,793

Health Care 10.93%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	558,135
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	553,825
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	473,548
NJ EDA - Bancroft Neurohealth	5.00%	6/1/2036	NR	220	231,673
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	253,413
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105	127,209
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	100	120,203
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	374,661
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	767,498
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	780,915
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	314,499
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	557,930
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	292,903
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	100	118,137
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	540	630,045
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,183,060
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	AA-	500	568,990
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	AA-	1,065	1,267,691
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	AA-	825	959,491
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	117,122
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750	843,540
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	285,574
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,119,730
Total					12,499,792

Housing 1.13%

NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,088,500
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA	195	205,378
Total					1,293,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 21.83%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2		$750	$797,767
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	302,158
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA		290	348,577
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	142,960
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		235	264,330
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,045	1,151,412
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		530	595,460
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	477,806
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		540	603,412
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,450	1,622,347
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB		210	235,754
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		540	618,975
NJ EDA - Sch Facs	4.00%	6/15/2030	BBB+		615	647,743
NJ EDA - Sch Facs	5.00%	6/15/2024	BBB+		190	216,334
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+		1,260	1,378,339
NJ EDA - Sch Facs	5.00%	6/15/2026	BBB+		145	165,428
NJ EDA - Sch Facs	5.00%	11/1/2027	BBB+		180	213,943
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		255	277,958
NJ EDA - Sch Facs	5.00%	6/15/2029	A-	(b)	500	584,140
NJ EDA - Sch Facs	5.00%	6/15/2030	BBB+		130	143,901
NJ EDA - Sch Facs	5.00%	6/15/2031	BBB+		565	623,127
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+		240	263,026
NJ EDA - Sch Facs	5.00%	3/1/2035	BBB+		725	776,134
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		610	689,910
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(b)	435	485,395
NJ EDA - Sch Facs	5.25%	9/1/2026	BBB+		405	428,753
NJ EDA - State House Proj	5.00%	6/15/2035	BBB+		750	868,417
NJ EDA - Transit Proj	5.00%	11/1/2025	BBB+		520	603,996
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	BBB+		500	566,090
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	BBB+		1,130	1,142,080
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	996,870
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	496,870
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+		455	495,795
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+		295	316,650
NJ Trans Trust Fund	4.50%	6/15/2049	BBB+		250	268,755
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+		830	896,832
NJ Trans Trust Fund	5.00%	6/15/2030	A+		545	633,350
NJ Trans Trust Fund	5.00%	6/15/2031	A+		400	461,716
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		270	291,908
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+		530	609,140
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+		1,230	1,342,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	$205	$228,091
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+	500	576,410
PR Infra Fin Auth - Mepsi Campus(c)	6.50%	10/1/2037	NR	500	101,250
Total					24,951,669

Other Revenue 0.66%

Middlesex Co Impt Auth - Heldrich Ctr(c)	6.25%	1/1/2037	NR	1,300	13,650
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	366,852
NJ EDA - Sch Facs	5.00%	3/1/2027	BBB+	345	376,730
Total					757,232

Special Tax 0.70%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	796,014

Tax Revenue 4.82%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	570,097
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	555,465
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,516,191
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	579,133
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	845	915,481
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	356,347
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	128,486
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	10	8,512
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	18	13,800
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	12,637
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	176	110,340
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	333	186,367
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	490	112,676
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	199	33,818
PR Corp Sales Tax	4.50%	7/1/2034	NR	19	19,652
PR Corp Sales Tax	4.55%	7/1/2040	NR	9	9,023
PR Corp Sales Tax	4.55%	7/1/2040	NR	96	92,880
PR Corp Sales Tax	4.75%	7/1/2053	NR	3	2,839
PR Corp Sales Tax	4.75%	7/1/2053	NR	70	68,219
PR Corp Sales Tax	5.00%	7/1/2058	NR	39	37,830
PR Corp Sales Tax	5.00%	7/1/2058	NR	176	176,440
Total					5,506,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 4.29%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	$1,025	$1,104,396
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	125	139,654
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	2,350	2,522,819
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,138,900
Total					4,905,769

Transportation 26.77%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	354,279
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,119,208
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,208,548
Delaware River Port Auth	5.00%	1/1/2024	A	360	398,995
Delaware River Port Auth	5.00%	1/1/2028	A+	525	600,479
Delaware River Port Auth	5.00%	1/1/2034	A+	505	571,211
Delaware River Port Auth	5.00%	1/1/2040	A+	500	610,170
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,155	1,248,451
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	344,504
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Ba1	750	829,620
NJ Tpk Auth	4.00%	1/1/2043	NR	1,000	1,090,540
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,088,100
NJ Tpk Auth	5.00%	1/1/2027	A2	100	123,661
NJ Tpk Auth	5.00%	1/1/2030	NR	510	622,042
NJ Tpk Auth	5.00%	1/1/2030	A+	585	728,319
NJ Tpk Auth	5.00%	1/1/2033	A+	560	687,518
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,478,380
NJ Tpk Auth	5.00%	1/1/2034	A+	510	588,081
NJ Tpk Auth	5.00%	1/1/2034	A+	615	737,582
NJ Tpk Auth	5.00%	1/1/2035	A+	500	585,925
NJ Tpk Auth	5.00%	1/1/2037	NR	305	368,437
NJ Tpk Auth	5.00%	1/1/2040	A+	100	119,686
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,041,174
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,178,800
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,168,329
Port Auth NY & NJ	4.00%	9/1/2043	AA-	850	941,171
Port Auth NY & NJ	5.00%	12/1/2025	AA-	865	973,073
Port Auth NY & NJ	5.00%	10/15/2026	AA-	530	647,220
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	601,250
Port Auth NY & NJ	5.00%	11/15/2033	AA-	500	622,255
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	608,140
Port Auth NY & NJ	5.00%	7/15/2038	AA-	400	492,284
Port Auth NY & NJ	5.00%	11/15/2047	AA-	565	678,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB+	$160	$169,086
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	BBB+	80	84,502
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	483,451
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-	320	399,443
Port Auth NY & NJ AMT	5.00%	9/15/2032	AA-	400	489,580
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	596,645
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	426,419
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,190	1,355,886
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	555,080
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	530	589,090
Total					30,605,320

Utilities 6.11%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	453,720
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	112,084
New Jersey Environmental Infrastructure Trust AMT	4.00%	9/1/2036	AAA	335	366,041
NJ EDA - Nat Gas	3.50%	4/1/2042	Aa3	955	977,424
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa2	1,000	1,057,500
NJ Infra Bank - NJ - Am Wtr Co AMT	4.00%	9/1/2047	AAA	1,000	1,071,590
NJ Tpk Auth	5.00%	1/1/2031	A+	500	618,665
Passaic Valley Swr (NPFGC)(FGIC)	2.50%	12/1/2032	A2	910	885,494
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	190	191,900
PR Elec Pwr Auth(c)	5.00%	7/1/2037	NR	110	86,350
PR Elec Pwr Auth(c)	5.75%	7/1/2036	NR	75	59,531
PR Elec Pwr Auth(c)	7.00%	7/1/2040	NR	100	80,750
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,020,250
Total					6,981,299
Total Municipal Bonds (cost $107,047,091)					111,380,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.37%

Variable Rate Demand Notes 1.37%

Health Care

NJ Hlth - Virtua Hlth	1.30%	7/1/2019	7/1/2043	AA+	$195	$195,000
NJ Hlth - Virtua Hlth	1.30%	7/1/2019	7/1/2043	AA+	1,375	1,375,000
Total						1,570,000

Total Short-Term Investments (cost $1,570,000)						1,570,000

Total Investments in Securities 98.80% (cost $108,617,091)						112,950,305

Cash and Other Assets in Excess of Liabilities(e) 1.20%						1,371,441

Net Assets 100.00%						$114,321,746

AMT	Income from the security may be subject to Alternative Minimum Tax.
GTD	Guaranteed

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Securities purchased on a when-issued basis.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AGM	Assured Guaranty Municipal Corporation.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2019	7	Short	$(1,064,863)	$(1,089,157)	$(24,294)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$111,380,305	$—	$111,380,305
Short-Term Investments
Variable Rate Demand Notes	—	1,570,000	—	1,570,000
Total	$—	$112,950,305	$—	$112,950,305
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(24,294)	—	—	(24,294)
Total	$(24,294)	$—	$—	$(24,294)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.70%

Corporate-Backed 8.32%

Brooklyn Arena LDC - Barclays Ctr	Zero Coupon	7/15/2047	BBB-		$250	$88,423
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR		250	275,675
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR		250	273,155
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-		3,500	3,682,805
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3		5,520	7,321,673
Liberty Dev Corp - Goldman Sachs	5.50%	10/1/2037	A3		2,770	3,796,423
Niagara Area Dev Corp - Covanta AMT†	4.75%	11/1/2042	B1		1,750	1,806,525
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		5,975	6,535,335
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR		500	596,700
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa		1,015	1,104,970
NY Liberty Dev Corp - BoA Tower	5.625%	7/15/2047	AA		2,685	2,745,520
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		1,030	1,085,507
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB+		1,825	1,969,485
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1		1,605	1,607,151
Westchester Co - Miriam Osborn Memorial	5.00%	7/1/2034	A-	(a)	200	232,198
Total						33,121,545

Education 11.03%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+		1,350	1,458,823
Build NYC Res Corp - Manhattan Clg	5.00%	8/1/2033	A-		1,125	1,341,461
Build NYC Res Corp - NY Law	5.00%	7/1/2041	BBB-		1,000	1,093,790
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A2		1,000	1,139,800
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		825	856,993
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2033	Baa2		390	452,646
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2041	Baa2		200	227,376
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2		275	312,153
Dutchess Co LDC - Vassar College	5.00%	7/1/2034	Aa3		250	301,115
Hempstead Town LDC - Adelphi Univ	4.00%	2/1/2039	A-		2,110	2,335,960
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A		545	638,021
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2034	BBB		825	962,725
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2037	BBB		630	728,374
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB		555	638,661
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-		350	435,246
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB		205	234,811
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB		250	285,753
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB		220	250,672
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB		200	227,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Barnard Clg	5.00%	7/1/2028	A1		$500	$593,590
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		550	647,213
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,092,660
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,274,620
NY Dorm - NYU	4.00%	7/1/2045	Aa2		1,000	1,115,950
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,271,170
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,264,270
NY Dorm - NYU	5.00%	7/1/2042	Aa2		1,500	1,844,745
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	27,008
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	22,909
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		905	1,001,437
NY Dorm - Pratt Institute	5.00%	7/1/2034	A2		1,035	1,173,628
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2		1,010	1,169,307
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	296,795
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	420,466
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	297,368
NY Dorm - The New School	5.00%	7/1/2028	A-		780	949,837
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(a)	1,500	1,682,895
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,225	1,365,262
NY St Dorm Auth - PIT	5.00%	2/15/2041	AA+		3,000	3,574,170
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,092,560
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,762,377
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,380	1,606,527
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,091,400
Westchester Co - Miriam Osborn Memorial	5.00%	7/1/2042	A-	(a)	450	514,962
Westchester Co - Sarah Lawrence College	4.00%	6/1/2033	BBB		1,700	1,819,510
Total						43,894,508

General Obligation 6.99%

City of Syracuse	4.00%	5/15/2034	A1		725	807,701
Erie CO GO	5.00%	9/15/2028	AA-		275	326,953
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,297,840
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,177,790
NYC GO	5.00%	8/1/2026	Aa1		1,000	1,231,310
NYC GO	5.00%	8/1/2026	Aa1		1,750	2,109,275
NYC GO	5.00%	8/1/2027	Aa1		1,410	1,564,776
NYC GO	5.00%	8/1/2027	Aa1		1,700	2,015,588
NYC GO	5.00%	8/1/2029	Aa1		3,000	3,653,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	5.00%	10/1/2034	Aa1		$1,500	$1,661,220
NYC GO	5.00%	10/1/2039	Aa1		1,000	1,200,530
NYC GO	5.00%	12/1/2044	Aa1		2,500	3,029,525
NYC GO	5.00%	4/1/2045	Aa1		1,380	1,653,309
PR Comwlth GO(b)	5.00%	7/1/2027	Ca		65	48,425
PR Comwlth GO(b)	5.125%	7/1/2028	Ca		155	115,475
PR Comwlth GO(b)	5.375%	7/1/2030	Ca		4,185	3,002,737
PR Comwlth GO(b)	5.50%	7/1/2027	Ca		60	35,250
PR Comwlth GO(b)	6.125%	7/1/2033	Ca		170	121,975
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,740,860
Total						27,793,609

Health Care 9.27%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	356,508
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(a)	1,000	1,081,380
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	561,175
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,747,185
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,101,265
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	NR		250	293,017
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	713,950
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,325,635
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		600	666,336
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,155,280
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BBB+		2,875	3,100,889
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	532,390
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		375	407,659
NY Dorm - Montefiore	4.00%	8/1/2037	BBB		1,650	1,788,534
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		320	345,651
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		200	241,124
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		125	150,109
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		300	359,001
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,095,085
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,173,020
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		810	958,400
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	897,043
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,159,930
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,255,452
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		1,000	1,022,240
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,050,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		$745	$745,015
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	999,980
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		920	996,332
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,139,680
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,117,591
Westchester Co Hlth Care	5.00%	11/1/2046	Baa2		1,525	1,695,785
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	116,387
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	42,297
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	153,306
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,331,500
Total						36,876,831

Housing 0.55%

NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,053,020
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,148,310
Total						2,201,330

Lease Obligations 6.06%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,135,840
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,277,157
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,752,314
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,066,040
Hudson Yards	5.00%	2/15/2031	Aa2		2,000	2,468,860
Hudson Yards	5.00%	2/15/2033	Aa2		1,065	1,303,241
Hudson Yards	5.00%	2/15/2042	Aa2		1,035	1,221,900
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA		2,265	2,198,998
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,690,790
NY Dorm - PIT	5.00%	2/15/2039	AA+		1,000	1,185,100
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,081,300
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA		1,510	1,681,113
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,534,312
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA		2,005	2,423,504
PR Infra Fin Auth - Mepsi Campus(b)	6.50%	10/1/2037	NR		500	101,250
Total						24,121,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 2.94%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-	$2,500	$2,955,700
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-	3,000	3,471,870
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	AA+	5	5,130
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-	500	566,160
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,370	1,466,229
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,073,720
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB+	1,100	1,138,632
Total					11,677,441

Special Tax 0.80%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,080,208
NYC IDA - Yankee Stadium	Zero Coupon	3/1/2043	AA	355	157,748
NYC IDA - Yankee Stadium	Zero Coupon	3/1/2044	AA	635	270,681
NYC IDA - Yankee Stadium	Zero Coupon	3/1/2047	AA	240	89,784
NYC IDA - Yankee Stadium (FGIC)	2.876% (CPI Based )#	3/1/2026	Baa1	565	580,894
Total					3,179,315

Tax Revenue 14.60%

Hudson Yards	5.75%	2/15/2047	Aa2	1,030	1,098,670
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,227,020
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,080	1,336,532
NY Dorm - PIT	4.00%	3/15/2048	Aa1	1,900	2,083,027
NY Dorm - PIT	5.00%	3/15/2027	AA+	1,250	1,491,538
NY Dorm - PIT	5.00%	3/15/2032	Aa1	1,500	1,893,495
NY Dorm - PIT	5.00%	2/15/2034	AA+	1,250	1,457,150
NY Dorm - PIT	5.00%	3/15/2036	AA+	2,000	2,351,460
NY Dorm - PIT	5.00%	3/15/2045	Aa1	2,000	2,401,820
NY Dorm - Sales Tax	5.00%	3/15/2026	AA+	1,000	1,193,460
NY Dorm - Sales Tax	5.00%	3/15/2043	AA+	2,025	2,401,387
NY St Dorm Auth - PIT	5.00%	2/15/2042	AA+	2,055	2,444,833
NY UDC - PIT	4.00%	3/15/2047	AA+	1,650	1,803,450
NY UDC - PIT	5.00%	3/15/2033	AA+	2,010	2,250,637
NY UDC - PIT	5.00%	3/15/2036	AA+	1,500	1,705,650
NY UDC - PIT	5.00%	3/15/2040	AA+	1,000	1,195,860
NYC TFA	4.00%	5/1/2043	AAA	2,000	2,194,940
NYC TFA - Future Tax	4.00%	8/1/2039	AAA	1,000	1,108,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NYC TFA - Future Tax	4.00%	11/1/2042	AAA	$1,500	$1,664,070
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,586,700
NYC TFA - Future Tax	5.00%	11/1/2030	AAA	2,075	2,561,110
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,535	1,872,454
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	125	125,331
NYC TFA - Future Tax	5.00%	5/1/2035	AAA	1,230	1,479,653
NYC TFA - Future Tax	5.00%	8/1/2040	Aa1	2,530	3,012,471
NYC TFA - Future Tax	5.00%	8/1/2041	Aa1	2,975	3,537,215
NYC TFA - Future Tax	5.00%	8/1/2042	AAA	2,700	3,259,575
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	2,510	2,952,889
NYC TFA - Future Tax	5.00%	5/1/2043	AAA	1,400	1,654,128
PR Corp Sales Tax(c)	Zero Coupon	7/1/2024	NR	43	36,602
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	83	63,634
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	81	56,866
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	119	74,605
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	165	92,344
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	1,120	257,544
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	1,571	266,976
PR Corp Sales Tax	4.50%	7/1/2034	NR	86	88,950
PR Corp Sales Tax	4.55%	7/1/2040	NR	57	57,143
PR Corp Sales Tax	4.55%	7/1/2040	NR	443	428,603
PR Corp Sales Tax	4.75%	7/1/2053	NR	13	12,300
PR Corp Sales Tax	4.75%	7/1/2053	NR	320	311,859
PR Corp Sales Tax	5.00%	7/1/2058	NR	178	172,660
PR Corp Sales Tax	5.00%	7/1/2058	NR	822	824,055
Total					58,089,036

Tobacco 3.59%

Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	449,440
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	312,800
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	1,954,362
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	427,230
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,409,693
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-	1,175	1,245,841
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,351,917
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	790,005
TSASC	5.00%	6/1/2034	A-	1,000	1,151,830
TSASC	5.00%	6/1/2035	A-	300	344,220
TSASC	5.00%	6/1/2036	A-	100	114,318
TSASC	5.00%	6/1/2041	BBB+	300	327,093
TSASC	5.00%	6/1/2048	NR	2,700	2,596,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	$1,750	$1,809,133
Total					14,284,769

Transportation 24.85%

Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2034	A+	600	710,454
MTA NY	4.00%	11/15/2049	AA	2,500	2,733,875
MTA NY	5.00%	11/15/2023	A1	2,455	2,730,377
MTA NY	5.00%	11/15/2027	A1	350	413,266
MTA NY	5.00%	11/15/2028	A1	705	853,713
MTA NY	5.00%	11/15/2028	A1	710	898,533
MTA NY	5.00%	11/15/2028	A1	2,415	3,042,828
MTA NY	5.00%	11/15/2029	A1	1,090	1,363,863
MTA NY	5.00%	11/15/2029	A1	1,500	1,791,870
MTA NY	5.00%	11/15/2030	A1	1,500	1,808,640
MTA NY	5.00%	11/15/2033	A1	1,300	1,586,559
MTA NY	5.00%	11/15/2041	A1	1,000	1,159,080
MTA NY	5.25%	11/15/2028	A1	3,740	4,539,874
MTA NY	5.25%	11/15/2029	A1	1,000	1,174,690
MTA NY - Dedicated Tax	5.00%	11/15/2033	AA	1,500	1,848,450
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	1,000	1,134,830
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2036	A3	850	1,015,155
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2038	A3	725	859,285
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2039	A3	350	413,700
NY Bridge Auth	4.00%	1/1/2027	Aa3	1,000	1,061,710
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	3,410	3,651,803
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	3,680	4,369,669
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	1,500	1,775,205
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,697,887
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,337,890
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,300	9,195,653
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,655,415
NY Twy Auth	5.00%	1/1/2032	A1	150	186,192
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,987,093
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,509,363
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB+	115	118,766
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	BBB+	295	310,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB+	$875	$924,691
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	BBB+	1,190	1,256,961
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	237,827
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	425,592
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,715,986
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,348,550
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,000	1,235,750
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,257,590
Port Auth NY & NJ AMT	5.00%	11/15/2031	AA-	3,415	4,170,159
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	2,850	3,400,876
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,820	3,435,719
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,652,276
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,198,510
Port Auth NY & NJ AMT	5.00%	9/15/2034	AA-	1,000	1,212,000
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,050	1,236,900
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,334,925
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	365	430,510
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-	1,500	1,667,310
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,000	2,192,660
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,736,777
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	605,470
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	726,564
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,200,070
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-	1,135	1,344,703
Total					98,884,926

Utilities 8.70%

Buffalo Muni Wtr Fin Auth	5.00%	7/1/2043	AA	600	702,858
Buffalo Muni Wtr Fin Auth	5.00%	7/1/2048	AA	1,750	2,040,220
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	517,230
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	529,855
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	448,336
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,110,980
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,296,540
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,140,040
Long Island Power Auth	5.00%	9/1/2047	A-	1,020	1,210,189
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,005,420
NYC Muni Water	4.00%	6/15/2049	AA+	2,985	3,267,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

NYC Muni Water	5.00%	6/15/2035	AA+	$1,550	$1,748,958
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,925,882
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	2,009,192
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,583,247
NYC Muni Water	5.00%	6/15/2040	AA+	1,250	1,512,950
NYC Muni Water	5.00%	6/15/2046	AA+	2,565	3,033,882
NYC Muni Water	5.00%	6/15/2048	AA+	1,675	1,993,736
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,835,445
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,208,570
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	490	494,900
PR Elec Pwr Auth(b)	5.75%	7/1/2036	NR	1,250	992,188
Total					34,607,939
Total Municipal Bonds (cost $371,679,311)					388,732,968

SHORT-TERM INVESTMENTS 0.95%

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 0.95%

Tax Revenue 0.38%

NYC TFA - Future Tax	2.02%	7/1/2019	11/1/2022	AAA	1,500	1,500,000

Utilities 0.57%

NYC Muni Water	1.95%	7/1/2019	6/15/2032	AA+	400	400,000
NYC Muni Water	2.02%	7/1/2019	8/1/2031	AAA	1,885	1,885,000
Total						2,285,000

Total Short-Term Investments (cost $3,785,000)						3,785,000

Total Investments in Municipal Bonds 98.65% (cost $375,464,311)						392,517,968

Cash and Other Assets in Excess Liabilities(e) 1.35%						5,360,960

Net Assets 100.00%						$397,878,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

AMT	Income from the security may be subject to Alternative Minimum Tax.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	This investment has been rated by Fitch IBCA.
(b)	Defaulted (non-income producing security).
(c)	Securities purchased on a when-issued basis.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(e)	Cash and Other Assets in Excess of include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AGM	Assured Guaranty Municipal Corporation.
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2019	35	Short	$(5,324,313)	$(5,445,781)	$(121,468)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$388,732,968	$—	$388,732,968
Short-Term Investments
Variable Rate Demand Notes	—	3,785,000	—	3,785,000
Total	$—	$392,517,968	$—	$392,517,968
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(121,468)	—	—	(121,468)
Total	$(121,468)	$—	$—	$(121,468)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A, C, F, F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, C, F, F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A, C, F, F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(concluded)

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2019 and, if applicable Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.